UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact Name of Registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
1 Corporate Way
Lansing, Michigan 48951

(Name and address of agent for service)

Registrant's telephone number, including area code: 517-381-5500

Date of Fiscal Year End: October 31

Date of Reporting period: November 1, 2007 – April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Shareholders

Jackson FUNDSSM

April 30, 2008 Semi-Annual Report (Unaudited)

Table of Contents

President’s Letter...................................................................................	1
Schedules of Investments........................................................................	3
Statements of Assets and Liabilities...........................................................	15
Statements of Operations........................................................................	16
Statements of Changes in Net Assets........................................................	17
Financial Highlights................................................................................	19
Notes to the Financial Statements.............................................................	20
Disclosure of Fund Expenses and Other Information.....................................	26
Trustees and Officers of the Trust.............................................................	27
Supplemental Information........................................................................	31

President’s Letter

May 1, 2008

To my fellow shareholders:

When we launched our JacksonSM family of mutual funds early last year, our intent was to offer our long-term disciplined approach to investing that has proven to be successful over the years. Our timing could not have been better as the U.S. economy began to deteriorate and market conditions brought forth the very same issue that has troubled our industry for many years—human behavior. This time it was led by the behavior of lenders to offer subprime mortgages, of buyers to assume these high-risk offerings and of institutional investors who bought these products, without adequately assessing the risks. This behavior then triggered a credit crunch, a deteriorating housing market, subprime mortgage defaults and further difficulties for banks, financial services companies and hedge funds who invested in subprime mortgage products. This environment was accompanied by higher energy prices and other increases in consumer costs that have led to some belt-tightening.

Emotion and fear are two of the biggest risks to investors. As you navigate through these troubled headlines, there are a number of time-tested disciplines that can help balance the odds in your favor.

•

Invest for the long term. Over time, riding out the market’s inevitable ups and downs has proven much more effective than selling due to panic or chasing the hottest trend. Consider the buy-and-hold returns for all of the 20, 10 and 1 year holding periods from 1926-2007:

o	The S&P 500®'s average annual return was 10.4%.*
o	If you had bought and held an investment in the S&P 500 for 20 years, during any 20-year period, you would have had a 100% chance of achieving a positive return. *
o	If you had bought and held an investment in the S&P 500 for 10 years, during any 10-year period, you would have had a 97% chance of achieving a positive return. *
o	Even holding an investment in the S&P 500 for one year equates to a 72% chance of achieving a positive return.*

In other words, the S&P 500 produced 10-year negative returns approximately 3% of the time and 1-year negative returns approximately 28% of the time. Tough market conditions require perseverance that will benefit investors over time.

•

Patience is a virtue. In investing, it also affords the benefits of compounding of earnings on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you buy and sell, the more taxes you may have to pay on gains, and the more you trade, the higher the costs. While staying the course does not eliminate risk, it can considerably lessen the effect of short-term declines.

•

Invest regularly. It can help lower the average cost of your purchases. Investing a certain amount each month or quarter helps ensure you will not pay for all your shares at market highs. Dollar cost averaging also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing or chasing a hot performer just before a correction.

*Source: Ibbotson Data, 2007.

Disciplined Strategies from Jackson FundsSM aim to address the tendencies of human behavior. Our Disciplined Strategy Funds are:

•	Formula-Based – Eliminates emotion from the stock selection process.
•	Consistently Applied – Core formulas reapplied over the long term avoids chasing returns.
•	Transparent – Allows you to know what your fund owns and how investments are selected.
•	Diversified – Invested in a broad range of securities, limiting investment risk by reducing the effect of a possible decline in the value of any one security.

Continuing with our goal of providing our shareholders with the best investment options, we introduced two new funds to our disciplined lineup in December 2007:

Jackson Perspective VIP Fund

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

•	16.67% – DowSM Core 5 Strategy
•	16.67% – European 20 Strategy
•	16.67% – NASDAQ® 25 Strategy
•	16.67% – S&P® 24 Strategy
•	16.67% – Select Small-Cap Strategy
•	16.67% – Value Line® 30 Strategy

Jackson Perspective S&P 4 Fund

The Fund invests approximately equal amounts in four distinct strategies. These distinct strategies choose from stocks listed in the S&P 500 Index:

•	25% – S&P Competitive Advantage Strategy

•	25% – S&P Dividend Income & Growth Strategy

•	25% – S&P Intrinsic Value Strategy

•	25% – S&P Total Yield Strategy

While the economic outlook is still opaque and may not clear in the near term, we are hopeful that the market environment will improve later in 2008.

We appreciate your continued trust with Jackson Funds.

Mark D. Nerud

President and Chief Executive Officer

JNL Investors Series Trust

As with any investment program, there are risks. Past performance is not an indication of future results. Investment returns and principal values will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Jackson FundsSM (Unaudited)
Schedules of Investments
April 30, 2008

	Shares/Par	Value
Jackson Perspective 5 Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 12.8%
Aftermarket Technology Corp. (b)	2,861	$65,546
Amerigon Inc. (b)	2,801	41,119
Autoliv Inc.	9,183	562,367
Blue Nile Inc. (b) (f)	2,110	104,804
Buckle Inc.	3,871	188,053
Carnival Corp.	10,331	414,996
DG FastChannel Inc. (b)	2,303	42,951
DR Horton Inc. (f)	26,656	412,901
General Motors Corp. (f)	67,565	1,567,508
Genuine Parts Co.	10,538	447,443
GKN Plc	146,811	824,344
Ladbrokes Plc	129,254	834,946
Limited Brands Inc.	24,103	446,388
Matthews International Corp. - Class A	4,023	198,897
Newell Rubbermaid Inc.	19,211	394,402
Pre-Paid Legal Services Inc. (b)	1,664	72,783
Shaw Communications Inc. (f)	23,206	492,663
Warnaco Group Inc. (b)	5,919	273,103
		7,385,214
CONSUMER STAPLES - 9.3%
Altria Group Inc.	15,196	303,920
Archer-Daniels-Midland Co.	26,180	1,153,491
ConAgra Foods Inc.	21,493	506,375
Hershey Co. (f)	12,589	470,577
HJ Heinz Co.	10,872	511,636
Kimberly-Clark Corp.	6,969	445,946
Kraft Foods Inc. - Class A	15,631	494,409
Philip Morris International Inc. (b)	15,152	773,207
Ruddick Corp.	6,287	243,306
SYSCO Corp.	15,931	487,011
		5,389,878
ENERGY - 13.1%
Arena Resources Inc. (b)	4,472	200,793
Atlas America Inc.	3,486	242,486
Berry Petroleum Co. - Class A	5,476	271,172
Bois d’Arc Energy Inc. (b)	8,714	208,265
Bristow Group Inc. (b)	2,994	157,934
Carrizo Oil & Gas Inc. (b)	3,635	230,786
Enbridge Inc.	11,594	477,441
Encore Acquisition Co. (b)	6,997	319,273
Golar LNG Ltd. (f)	8,535	171,212
Gulfport Energy Corp. (b)	5,487	63,593
Hess Corp.	12,695	1,348,209

Hornbeck Offshore Services Inc. (b) (f)	3,383	168,710
Murphy Oil Corp.	15,610	1,410,207
NATCO Group Inc. (b)	2,425	122,705
Smith International Inc.	21,168	1,619,564
TransCanada Corp.	11,685	429,307
Tsakos Energy Navigation Ltd.	5,005	162,663
		7,604,320
FINANCIALS - 8.1%
BOC Hong Kong Holdings Ltd.	310,000	801,537
Citigroup Inc.	68,064	1,719,977
GAMCO Investors Inc.	3,635	167,246
JPMorgan Chase & Co.	24,144	1,150,462
Navigators Group Inc. (b)	2,174	106,526
Royal & Sun Alliance Insurance Group	283,508	753,101
		4,698,849
HEALTH CARE - 14.1%
Air Methods Corp. (b)	1,561	62,596
Albany Molecular Research Inc. (b)	4,268	49,594
Alliance Imaging Inc. (b)	6,749	55,004
Amedisys Inc. (b)	3,381	175,136
Bio-Reference Labs Inc. (b) (f)	1,777	44,744
Bruker BioSciences Corp. (b)	13,806	167,329
Chemed Corp.	3,089	105,335
Eclipsys Corp. (b)	6,900	143,313
Eli Lilly & Co.	8,848	425,943
Express Scripts Inc. (b)	17,007	1,190,830
Humana Inc. (b)	14,239	680,482
Kendle International Inc. (b)	1,885	80,471
LifeCell Corp. (b)	4,312	218,963
Martek Biosciences Corp. (b)	4,304	151,759
Medco Health Solutions Inc. (b)	22,925	1,135,705
Merck & Co. Inc.	24,938	948,642
Meridian Bioscience Inc.	5,232	140,898
MWI Veterinary Supply Inc. (b) (f)	1,544	53,222
Omnicell Inc. (b)	4,453	53,525
Pfizer Inc.	81,772	1,644,435
Phase Forward Inc. (b)	5,564	102,378
Quidel Corp. (b)	4,229	67,706
RehabCare Group Inc. (b)	2,292	38,963
Res-Care Inc. (b)	3,775	61,495
Sun Healthcare Group Inc. (b)	5,572	73,272
SurModics Inc. (b) (f)	2,366	105,216
Symmetry Medical Inc. (b)	4,580	64,257
Wright Medical Group Inc. (b)	4,685	130,805
		8,172,018
INDUSTRIALS - 11.8%
Avery Dennison Corp.	8,795	423,831
AZZ Inc. (b)	1,560	41,621
Badger Meter Inc.	1,868	97,267
CBIZ Inc. (b) (f)	8,406	74,561

Chart Industries Inc. (b)	3,670	149,149
Citic Pacific Ltd.	155,000	725,958
COSCO Pacific Ltd.	387,500	732,919
Cubic Corp.	3,450	93,530
Deere & Co.	13,081	1,099,720
Ducommun Inc. (b)	1,379	44,928
DynCorp International Inc. (b)	7,352	131,968
EnerSys (b)	6,241	146,039
General Electric Co.	54,246	1,773,844
GeoEye Inc. (b)	2,275	52,393
Healthcare Services Group	5,599	85,441
Heico Corp.	2,881	148,400
Huron Consulting Group Inc. (b)	2,455	102,766
Kaman Corp. - Class A	3,175	86,043
KHD Humboldt Wedag International Ltd. (b)	3,949	114,482
LB Foster Co. (b)	1,379	44,266
Michael Baker Corp. (b)	989	20,827
Northwest Pipe Co. (b)	1,171	49,791
Orbital Sciences Corp. (b)	7,744	208,391
Robbins & Myers Inc.	4,346	173,232
Rush Enterprises Inc. - Class A (b)	4,769	76,876
Sun Hydraulics Corp.	2,134	64,404
Waste Industries USA Inc.	1,817	68,592
		6,831,239
INFORMATION TECHNOLOGY - 5.4%
Actuate Corp. (b)	8,018	32,632
Advent Software Inc. (b)	3,460	137,916
Art Technology Group Inc. (b)	16,443	58,866
Atheros Communications Inc. (b)	7,456	198,479
Bankrate Inc. (b) (f)	2,389	124,801
Checkpoint Systems Inc. (b)	5,213	135,173
Comtech Telecommunications Corp. (b)	3,100	120,063
EMS Technologies Inc. (b)	1,989	51,436
EPIQ Systems Inc. (b)	4,557	70,360
GigaMedia Ltd. (b) (f)	6,914	107,582
Informatica Corp. (b)	11,407	182,056
LogicaCMG Plc	359,290	812,177
Microsemi Corp. (b)	10,104	247,548
NetLogic Microsystems Inc. (b) (f)	2,712	88,926
Novatel Wireless Inc. (b)	4,153	37,045
Omnivision Technologies Inc. (b) (f)	7,217	115,761
Open Text Corp. (b) (f)	6,550	243,791
Pericom Semiconductor Corp. (b)	3,166	53,949
Power Integrations Inc. (b)	3,895	121,407
Stratasys Inc. (b) (f)	2,695	52,391
TheStreet.com Inc.	3,902	30,475
VASCO Data Security International (b) (f)	4,815	48,583
Vocus Inc. (b)	2,260	62,805
		3,134,222
MATERIALS - 12.9%

Bemis Co. Inc.	16,910	444,733
Compass Minerals International Inc.	4,228	266,364
EI Du Pont de Nemours & Co.	25,410	1,242,803
Flotek Industries Inc. (b) (f)	2,371	44,385
Hecla Mining Co. (b) (f)	15,779	161,893
Koppers Holdings Inc.	2,729	132,193
LSB Industries Inc. (b)	2,791	42,729
MeadWestvaco Corp.	16,402	431,373
Olympic Steel Inc.	1,383	70,810
PPG Industries Inc.	7,004	429,835
RPM International Inc.	21,130	471,199
Schnitzer Steel Industries Inc. - Class A	3,651	321,288
Sonoco Products Co.	14,807	487,891
Taseko Mines Ltd. (b)	18,176	96,696
Teck Cominco Ltd. - Class B	14,164	618,542
United States Steel Corp.	11,289	1,737,942
Weyerhaeuser Co.	6,835	436,620
		7,437,296
TELECOMMUNICATION SERVICES - 9.0%
AT&T Inc.	49,895	1,931,435
BCE Inc.	13,193	481,281
BT Group Plc	150,521	662,592
FairPoint Communications Inc.	559	5,149
PCCW Ltd.	1,339,000	864,242
Premiere Global Services Inc. (b)	8,145	118,266
Verizon Communications Inc.	29,557	1,137,353
		5,200,318
UTILITIES - 3.3%
Cheung Kong Infrastructure Holdings Ltd.	202,826	877,083
Public Service Enterprise Group Inc.	23,916	1,050,152
		1,927,235

Total Common Stocks (cost $59,416,625)		57,780,589

SHORT TERM INVESTMENTS - 8.1%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.51% (a) (e)	291,648	291,648

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (a) (e)	4,476,189	4,425,608

Total Short Term Investments (cost $4,767,837)		4,717,256

Total Investments - 107.9% (cost $64,184,462)		62,497,845
Other Assets and Liabilities, Net - (7.9%)		-4,585,505
Total Net Assets - 100%		$57,912,340

Jackson Perspective Index 5 Fund* (l)
*Summary Schedule of Investments
COMMON STOCKS - 75.9%

CONSUMER DISCRETIONARY - 8.5%
Time Warner Inc.	3,151	$46,792
Other Securities		4,852,170
		4,898,962
CONSUMER STAPLES - 4.8%
Coca-Cola Co.	1,801	106,025
Coca-Cola Enterprises Inc.	289	6,503
Coca-Cola Hellenic Bottling Co. SA	136	6,078
Coca-Cola West Japan Co. Ltd. (f)	300	6,765
Nestle SA	334	159,411
Pepsi Bottling Group Inc.	252	8,495
PepsiAmericas Inc.	630	16,191
PepsiCo Inc.	1,426	97,724
Procter & Gamble Co.	2,749	184,320
Wal-Mart Stores Inc.	2,118	122,802
Other Securities		2,045,866
		2,760,180
ENERGY - 7.8%
BP Plc	15,763	191,012
Chevron Corp.	1,814	174,416
ConocoPhillips	1,417	122,075
Exxon Mobil Corp.	4,740	441,152
Royal Dutch Shell Plc - Class A	3,019	121,342
Southwestern Energy Co. (b)	3,454	146,139
Total SA (f)	1,868	156,475
Other Securities		3,146,236
		4,498,847
FINANCIALS - 14.9%
American International Group Inc.	2,250	103,950
Banco Santander SA	5,186	112,153
Bank of America Corp.	3,969	148,996
Bank of New York Mellon Corp. (a)	1,020	44,401
Citigroup Inc.	4,722	119,325
Goldman Sachs Group Inc.	349	66,788
HSBC Holdings Plc	9,748	169,263
JPMorgan Chase & Co.	2,956	140,853
Merrill Lynch & Co. Inc.	850	42,356
Mitsubishi Estate Co. Ltd.	1,000	29,043
Mitsubishi UFJ Financial Group Inc.	7,000	77,011
Morgan Stanley	898	43,643
Prudential plc (a)	869	25,387
Wachovia Corp.	1,819	53,024
Wells Fargo & Co.	3,272	97,342
Other Securities		7,297,736
		8,571,271
HEALTH CARE - 8.0%
Abbott Laboratories	1,377	72,637
Hologic Inc. (b)	4,692	136,959
Intuitive Surgical Inc. (b)	397	114,836
Johnson & Johnson	2,470	165,712

Merck & Co. Inc.	1,889	71,858
Pfizer Inc.	6,053	121,726
Other Securities		3,890,046
		4,573,774
INDUSTRIALS - 10.7%
General Electric Co.	8,853	289,493
Mitsubishi Corp.	1,200	38,544
Mitsubishi Electric Corp.	2,000	20,426
Mitsubishi Heavy Industries Ltd. (f)	4,000	18,541
Mitsubishi Logistics Corp. (f)	1,000	13,608
Other Securities		5,774,581
		6,155,193
INFORMATION TECHNOLOGY - 9.9%
Apple Inc. (b)	797	138,638
Cisco Systems Inc. (b)	5,364	137,533
Google Inc. - Class A (b)	213	122,324
Intel Corp.	5,189	115,507
International Business Machines Corp.	1,217	146,892
Microsoft Corp.	7,145	203,775
Other Securities		4,804,998
		5,669,667
MATERIALS - 5.4%
BHP Billiton Ltd.	2,872	114,541
BHP Billiton Plc	2,041	72,832
CF Industries Holdings Inc.	983	131,427
Mitsubishi Chemical Holdings Corp.	1,000	6,636
Rio Tinto Ltd. (f)	231	29,659
Rio Tinto Plc	858	100,020
Other Securities		2,618,130
		3,073,245
TELECOMMUNICATION SERVICES - 2.0%
AT&T Inc.	5,319	205,898
Time Warner Telecom Inc. - Class A (b)	1,420	27,832
Verizon Communications Inc.	2,565	98,701
Vodafone Group Plc	44,226	139,960
Other Securities		672,784
		1,145,175
UTILITIES - 3.9%
Other Securities		2,223,018

Total Common Stocks (cost $45,142,031)		43,569,332

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Other Securities		25,772

FINANCIALS - 0.0%
Other Securities		8,229

Total Preferred Stocks (cost $27,834)		34,001

RIGHTS - 0.0%
Other Securities		4,980

Total Rights (cost $1,752)		4,980

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.3%
Banc of America Commercial Mortgage Inc., 5.96%, 05/10/45 (d)	75,000	$70,922
JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 04/15/43	75,000	74,103
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	72,457
Morgan Stanley Capital I, 5.64%, 03/12/44 (d)	100,000	86,962
Wachovia Bank Commercial Mortgage Trust,
5.50%, 10/15/48	75,000	74,937
5.93%, 06/15/49 (d)	50,000	49,546
Other Securities		316,643

Total Non-U.S. Government Agency Asset-Backed Securities (cost $768,305)		745,570

CORPORATE BONDS AND NOTES - 4.3%
CONSUMER DISCRETIONARY - 0.3%
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	11,641
Time Warner Inc.
6.75%, 04/15/11	25,000	25,674
7.70%, 05/01/32	3,000	3,249
Other Securities		148,884
		189,448
CONSUMER STAPLES - 0.2%
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	16,000	19,688
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	11,386
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	50,614
Other Securities		63,569
		145,257
ENERGY - 0.3%
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	9,160
Other Securities		163,714
		172,874
FINANCIALS - 2.0%
American International Group Inc., 4.25%, 05/15/13 (k)	15,000	14,541
Bank of America Corp.
5.63%, 10/14/16	50,000	50,700
5.75%, 12/01/17	5,000	5,094
Citigroup Inc., 6.63%, 06/15/32	50,000	48,792
General Electric Capital Corp.
5.63%, 10/20/16	50,000	50,734
6.38%, 11/15/67	20,000	20,019
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	47,173
HSBC Finance Corp, 6.38%, 10/15/11	50,000	51,799
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	49,977

Merrill Lynch & Co. Inc., 6.40%, 08/28/17	25,000	24,974
Morgan Stanley, 4.75%, 04/01/14	50,000	46,919
Wachovia Corp., 5.25%, 08/01/14	25,000	24,742
Wachovia Corp., 5.63%, 10/15/16	5,000	4,784
Wells Fargo & Co.
4.88%, 01/12/11	50,000	50,707
5.63%, 12/11/17	5,000	5,153
Other Securities		657,420
		1,153,528
HEALTH CARE - 0.4%
Merck & Co. Inc., 4.75%, 03/01/15	50,000	49,680
Other Securities		161,484
		211,164
INDUSTRIALS - 0.2%
Other Securities		98,047

INFORMATION TECHNOLOGY - 0.1%
Other Securities		34,012

MATERIALS - 0.1%
Other Securities		41,282

TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc.
5.10%, 09/15/14	25,000	25,078
5.63%, 06/15/16	5,000	5,069
Verizon Global Funding Corp., 7.38%, 09/01/12	50,000	54,885
Vodafone Group Plc, 5.00%, 12/16/13	28,000	27,944
Other Securities		137,191
		250,167
UTILITIES - 0.3%
Other Securities		172,884

Total Corporate Bonds and Notes (cost $2,490,197)		2,468,663

GOVERNMENT AND AGENCY OBLIGATIONS - 14.1%
GOVERNMENT SECURITIES - 4.3%
Sovereign - 0.2%
Other Securities		131,567

U.S. Treasury Securities - 4.1%
U.S. Treasury Bond
11.25%, 02/15/15 (f)	74,000	109,370
9.13%, 05/15/18 (f)	4,000	5,729
8.88%, 02/15/19 (f)	90,000	127,737
8.75%, 08/15/20 (f)	75,000	107,373
7.88%, 02/15/21	40,000	54,094
8.00%, 11/15/21	35,000	48,139
6.25%, 08/15/23 (f)	75,000	90,264
6.63%, 02/15/27 (f)	75,000	95,139

6.13%, 11/15/27 (f)	40,000	48,425
6.13%, 08/15/29 (f)	40,000	48,756
5.38%, 02/15/31 (f)	44,000	49,503
4.50%, 02/15/36 (f)	48,000	48,083
4.38%, 02/15/38 (f)	25,000	24,514
U.S. Treasury Note
4.88%, 05/31/09 (f)	140,000	144,288
3.50%, 11/15/09	30,000	30,614
3.13%, 11/30/09 (f)	76,000	77,116
3.50%, 02/15/10	305,000	311,863
5.75%, 08/15/10 (f)	40,000	43,075
4.50%, 02/28/11 (f)	109,000	115,157
4.88%, 07/31/11 (f)	85,000	91,030
4.63%, 02/29/12 (f)	100,000	106,617
4.50%, 04/30/12	52,000	55,205
4.25%, 09/30/12 (f)	15,000	15,789
4.00%, 11/15/12 (f)	10,000	10,466
3.88%, 02/15/13 (f)	10,000	10,387
3.63%, 05/15/13 (f)	32,000	32,887
4.00%, 02/15/14 (f)	18,000	18,807
4.25%, 08/15/14 (f)	98,000	103,666
4.00%, 02/15/15 (f)	100,000	104,047
5.13%, 05/15/16 (f)	35,000	38,749
4.63%, 11/15/16 (f)	160,000	171,475
		2,338,364
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.8%
Federal Home Loan Bank - 0.9%
Federal Home Loan Bank
5.00%, 09/18/09 (f)	190,000	195,487
4.38%, 09/17/10 (f)	120,000	124,078
5.25%, 10/06/11	50,000	50,556
4.88%, 11/18/11 (f)	65,000	68,642
4.50%, 09/16/13	50,000	51,908
		490,671
Federal Home Loan Mortgage Corp. - 1.9%
Federal Home Loan Mortgage Corp.
5.00%, 06/11/09 (f)	170,000	174,152
6.63%, 09/15/09 (f)	75,000	78,764
5.25%, 04/18/16 (f)	100,000	107,155
6.00%, 11/01/22	63,616	65,582
6.25%, 07/15/32 (f)	20,000	23,705
6.00%, 05/01/35, TBA (c)	220,000	225,019
6.50%, 05/01/35, TBA (c)	40,000	41,425
6.00%, 06/01/35	68,454	70,371
4.40%, 12/01/35 (d)	45,664	45,745
6.50%, 03/01/37	87,912	91,143
5.50%, 11/01/37	189,355	190,751
		1,113,812
Federal National Mortgage Association - 6.3%
Federal National Mortgage Association

4.75%, 11/19/12 (f)	30,000	31,518
6.13%, 07/17/13 (f)	100,000	100,713
4.13%, 04/15/14 (f)	40,000	40,748
4.38%, 10/15/15 (f)	17,000	17,302
5.00%, 02/13/17 (f)	30,000	31,549
5.00%, 06/01/18	11,334	11,453
4.50%, 10/01/18	218,052	216,932
5.00%, 07/01/19	198,437	200,270
5.50%, 10/01/19	229,181	234,306
5.00%, 12/01/26	225,638	224,313
6.63%, 11/15/30 (f)	55,000	67,427
6.00%, 11/01/32	20,811	21,404
6.00%, 11/01/32	8,064	8,294
6.00%, 03/01/33	30,738	31,613
5.00%, 06/01/33	585,853	577,457
5.50%, 06/01/33	471,752	475,966
6.00%, 09/01/33	33,203	34,107
6.00%, 02/01/34	88,066	90,685
6.00%, 03/01/34	24,021	24,637
5.00%, 06/01/34	89,027	87,695
4.44%, 08/01/34 (d)	54,907	55,274
6.00%, 08/01/34	9,918	10,189
5.50%, 12/01/34	246,610	248,659
5.00%, 05/01/36, TBA (c)	128,000	125,720
5.59%, 07/01/36 (d)	128,452	131,747
7.00%, 09/01/36	37,127	39,069
6.00%, 02/01/37	197,206	201,794
5.84%, 04/01/37 (d)	62,959	64,088
6.00%, 04/01/37	138,812	142,042
5.50%, 06/01/37	38,116	38,365
5.24%, 01/01/38 (d)	47,065	47,768
		3,633,104
Government National Mortgage Association - 0.7%
Government National Mortgage Association
5.50%, 11/15/35	208,530	211,714
6.00%, 11/15/36	36,531	37,599
6.50%, 12/15/37	131,838	136,952
		386,265

Total Government and Agency Obligations (cost $7,946,614)		8,093,783

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 4.1%
JNL Money Market Fund, 2.51% (a) (e)	2,383,231	2,383,231

Securities Lending Collateral - 19.5%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (a) (e)	11,339,350	11,211,215

U.S. Treasury Securities - 0.8%

U.S. Treasury Bill, 1.97%, 06/19/08 (h)	$450,000	449,315

Total Short Term Investments (cost $14,172,085)		14,043,761

Total Investments - 120.1% (cost $70,548,818)		68,960,090
Other Assets and Liabilities, Net - (20.1%)		-11,540,590
Total Net Assets - 100%		$57,419,500

Jackson Perspective 10 x 10 Fund
INVESTMENT FUNDS - 100.1%
Jackson Perspective 5 Fund (a)	602,420	$5,903,716
Jackson Perspective Index 5 Fund (a)	602,420	5,945,885

Total Investment Funds (cost $12,452,432)		11,849,601

Total Investments - 100.1% (cost $12,452,432)		11,849,601
Other Assets and Liabilities, Net - (0.1%)		-13,977
Total Net Assets - 100%		$11,835,624

Jackson Perspective Optimized 5 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 13.6%
Apollo Group Inc. - Class A (b)	8,393	$427,204
Autoliv Inc.	3,536	216,545
Bed Bath & Beyond Inc. (b) (f)	7,184	233,480
Carnival Corp.	3,843	154,373
DeVry Inc.	1,626	92,683
DR Horton Inc. (f)	10,118	156,728
Expedia Inc. (b)	7,792	196,826
Fossil Inc. (b)	2,771	99,174
GameStop Corp. - Class A (b)	3,647	200,731
General Motors Corp. (f)	11,901	276,103
Genuine Parts Co.	3,892	165,254
GKN Plc	64,634	362,920
Ladbrokes Plc	56,431	364,529
Liberty Global Inc. - Class A (b) (f)	9,292	328,844
Limited Brands Inc.	9,145	169,365
Newell Rubbermaid Inc.	7,204	147,898
Shaw Communications Inc. (f)	8,672	184,107
Staples Inc.	19,429	421,609
Volvo AB - Class B	32,956	498,197
Wynn Resorts Ltd.	3,148	331,610
		5,028,180
CONSUMER STAPLES - 3.3%
ConAgra Foods Inc.	8,263	194,676
Fresh Del Monte Produce Inc. (b)	2,857	90,539
Hershey Co. (f)	4,919	183,872
HJ Heinz Co.	4,154	195,487
Kimberly-Clark Corp.	2,603	166,566

Kraft Foods Inc. - Class A	6,082	192,374
SYSCO Corp.	5,976	182,686
		1,206,200
ENERGY - 5.5%
Cameron International Corp. (b)	5,030	247,627
Enbridge Inc.	4,280	176,250
ENI SpA	13,691	526,947
Southwestern Energy Co. (b)	7,702	325,872
Statoil ASA (f)	17,066	613,967
TransCanada Corp.	4,523	166,175
		2,056,838
FINANCIALS - 16.2%
Barclays Plc	46,389	419,445
BOC Hong Kong Holdings Ltd.	136,500	352,935
Citigroup Inc.	12,052	304,555
Credit Agricole SA	14,285	478,094
Deutsche Bank AG	3,934	469,099
Fortis	19,848	538,648
HBOS Plc	31,427	290,148
HSBC Holdings Plc	29,301	508,779
ING Groep NV (f)	13,635	516,500
Lloyds TSB Group Plc	50,371	429,566
Nordea Bank AB	32,874	540,644
Royal & Sun Alliance Insurance Group	128,125	340,347
Royal Bank of Scotland Group Plc	57,266	387,597
Societe Generale - Class A (f)	3,572	414,940
		5,991,297
HEALTH CARE - 9.0%
Amedisys Inc. (b)	2,099	108,728
Charles River Laboratories International Inc. (b)	1,523	88,410
Covance Inc. (b)	1,453	121,747
DENTSPLY International Inc.	4,145	161,116
Eli Lilly & Co.	3,317	159,680
Express Scripts Inc. (b)	12,725	891,005
Henry Schein Inc. (b)	2,455	135,933
Hologic Inc. (b)	7,003	204,418
Patterson Cos. Inc. (b)	3,833	131,089
Perrigo Co.	2,891	118,502
Pfizer Inc.	14,527	292,138
Teva Pharmaceutical Industries Ltd. - ADR	19,821	927,226
		3,339,992
INDUSTRIALS - 8.5%
AGCO Corp. (b)	2,084	125,311
Avery Dennison Corp.	3,353	161,581
Citic Pacific Ltd.	68,000	318,485
Copart Inc. (b)	2,189	89,465
COSCO Pacific Ltd.	168,000	317,756
Deere & Co.	9,883	830,864
FTI Consulting Inc. (b)	1,649	105,536
General Electric Co.	9,489	310,290

IHS Inc. (b)	1,449	95,706
Jacobs Engineering Group Inc. (b)	2,761	238,357
Joy Global Inc.	3,007	223,270
Ryanair Holdings Plc - ADR (b) (f)	8,175	221,624
Stericycle Inc. (b)	2,081	111,084
		3,149,329
INFORMATION TECHNOLOGY - 15.7%
Ansys Inc. (b)	2,569	103,351
Apple Inc. (b)	6,736	1,171,727
Autodesk Inc. (b)	6,335	240,730
Citrix Systems Inc. (b)	5,196	170,169
Dolby Laboratories Inc. - Class A (b)	2,602	104,470
Intuit Inc. (b)	9,150	246,776
LogicaCMG Plc	159,636	360,858
Logitech International SA (b)	5,005	151,001
MEMC Electronic Materials Inc. (b)	5,218	328,577
Microsoft Corp.	27,759	791,687
Nokia Oyj - Class A - ADR	24,569	738,790
Nvidia Corp. (b)	15,312	314,662
Oracle Corp. (b)	44,394	925,615
Sigma Designs Inc. (b) (f)	1,920	34,329
Western Digital Corp. (b)	5,007	145,153
		5,827,895
MATERIALS - 14.0%
Bemis Co. Inc.	6,520	171,476
MeadWestvaco Corp.	6,103	160,508
Monsanto Co.	8,114	925,158
Mosaic Co. (b)	9,984	1,223,140
Owens-Illinois Inc. (b)	3,551	195,838
Potash Corp.	6,451	1,186,661
PPG Industries Inc.	2,640	162,017
RPM International Inc.	8,159	181,946
Sigma-Aldrich Corp.	3,566	203,333
Sonoco Products Co.	5,630	185,509
Steel Dynamics Inc.	5,303	184,810
Teck Cominco Ltd. - Class B	5,394	235,556
Weyerhaeuser Co.	2,567	163,980
		5,179,932
TELECOMMUNICATION SERVICES - 11.6%
AT&T Inc.	8,731	337,977
BCE Inc.	5,048	184,151
BT Group Plc	151,484	666,831
Deutsche Telekom AG	21,322	381,431
France Telecom SA (f)	12,393	387,788
Millicom International Cellular SA (b)	2,958	319,494
PCCW Ltd.	587,000	378,872
Telecom Italia SpA (f)	145,701	304,712
Telefonica SA - ADR	10,393	897,747
TeliaSonera AB (f)	49,714	441,718
		4,300,721

UTILITIES - 2.2%
Cheung Kong Infrastructure Holdings Ltd.	88,823	384,099
Enel SpA	39,473	428,286
		812,385

Total Common Stocks (cost $37,227,930)		36,892,769

SHORT TERM INVESTMENTS - 10.9%
Mutual Funds - 0.0%
JNL Money Market Fund, 2.51% (a) (e)	13,476	13,476

Securities Lending Collateral - 10.9%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (a) (e)	4,064,691	4,018,760

Total Short Term Investments (cost $4,078,167)		4,032,236

Total Investments - 110.5% (cost $41,306,097)		40,925,005
Other Assets and Liabilities, Net - (10.5%)		-3,882,162
Total Net Assets - 100%		$37,042,843

Jackson Perspective VIP Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 9.1%
Aftermarket Technology Corp. (b)	214	$4,903
Apollo Group Inc. - Class A (b)	1,158	58,942
DeVry Inc.	207	11,799
Expedia Inc. (b)	560	14,146
Fossil Inc. (b)	255	9,126
GameStop Corp. - Class A (b)	471	25,924
Global Sources Ltd. (b)	367	5,098
Liberty Global Inc. - Class A (b)	749	26,507
Nike Inc. - Class B	711	47,495
Polo Ralph Lauren Corp. (f)	743	46,081
Pre-Paid Legal Services Inc. (b)	148	6,474
Stewart Enterprises Inc. - Class A	1,057	7,219
True Religion Apparel Inc. (b)	225	4,131
Universal Electronics Inc. (b)	157	4,035
Walt Disney Co.	6,881	223,151
Warnaco Group Inc. (b)	482	22,239
WMS Industries Inc. (b)	555	20,085
Wynn Resorts Ltd.	238	25,071
		562,426
CONSUMER STAPLES - 3.6%
Chattem Inc. (b)	192	13,417
Clorox Co.	711	37,683
Costco Wholesale Corp.	895	63,769
Fresh Del Monte Produce Inc. (b)	321	10,172
Kimberly-Clark Corp.	663	42,425
PepsiAmericas Inc.	370	9,509
PepsiCo Inc.	603	41,324

SunOpta Inc. (b)	567	3,136
		221,435
ENERGY - 7.5%
Atlas America Inc.	291	20,242
Bois d’Arc Energy Inc. (b)	722	17,256
Bristow Group Inc. (b)	248	13,082
Core Laboratories NV (b)	90	11,275
ENI SpA	1,500	57,733
ENSCO International Inc.	763	48,626
Golar LNG Ltd.	662	13,280
Gulfport Energy Corp. (b)	413	4,786
Halliburton Co.	1,204	55,276
Matrix Service Co. (b)	306	6,154
NATCO Group Inc. (b)	200	10,120
National Oilwell Varco Inc. (b)	1,051	71,941
Petroleum Development Corp. (b)	167	12,563
Statoil ASA	1,762	63,390
Tesco Corp. (b)	390	10,830
Tsakos Energy Navigation Ltd.	388	12,610
Valero Energy Corp.	655	31,997
		461,161
FINANCIALS - 11.3%
Aon Corp.	968	43,938
Aviva Plc	4,091	50,822
Barclays Plc	5,467	49,432
Chubb Corp.	843	44,654
Credit Agricole SA (f)	1,624	54,352
Deutsche Bank AG	421	50,201
Fortis	2,078	56,394
GAMCO Investors Inc.	303	13,941
HBOS Plc	3,813	35,203
HSBC Holdings Plc	3,268	56,745
ING Groep NV (f)	1,401	53,071
Janus Capital Group Inc.	1,394	39,116
Lloyds TSB Group Plc	5,834	49,753
Navigators Group Inc. (b)	170	8,329
Royal Bank of Scotland Group Plc	6,298	42,627
Societe Generale - Class A (f)	388	45,072
		693,650
HEALTH CARE - 8.8%
Air Methods Corp. (b)	118	4,731
Amedisys Inc. (b)	284	14,711
Applera Corp. - Applied Biosystems Group	1,360	43,398
Bruker BioSciences Corp. (b)	1,124	13,623
Chemed Corp.	246	8,389
DENTSPLY International Inc.	322	12,516
Dionex Corp. (b)	202	15,800
Express Scripts Inc. (b)	1,894	132,618
Genzyme Corp. (b)	553	38,904
Haemonetics Corp. (b)	269	15,395

Henry Schein Inc. (b)	189	10,465
Kendle International Inc. (b)	140	5,977
Medco Health Solutions Inc. (b)	903	44,735
Omnicell Inc. (b)	380	4,567
Owens & Minor Inc.	431	19,533
Perrigo Co.	334	13,691
Phase Forward Inc. (b)	463	8,519
Quidel Corp. (b)	322	5,155
RehabCare Group Inc. (b)	167	2,838
Res-Care Inc. (b)	342	5,571
Sun Healthcare Group Inc. (b)	417	5,484
SurModics Inc. (b) (f)	200	8,894
Teva Pharmaceutical Industries Ltd. - ADR	1,660	77,655
Universal American Financial Corp. (b)	735	7,887
Waters Corp. (b)	293	18,008
		539,064
INDUSTRIALS - 15.1%
AAR Corp. (b)	378	8,845
AGCO Corp. (b)	266	15,995
Badger Meter Inc. (f)	141	7,342
Barnes Group Inc.	558	14,553
CBIZ Inc. (b)	737	6,537
Columbus Mckinnon Corp. (b)	184	5,209
Copart Inc. (b)	250	10,218
Cubic Corp.	304	8,241
Deere & Co.	1,187	99,791
Deluxe Corp.	565	12,012
Ducommun Inc. (b)	106	3,452
DynCorp International Inc. (b)	600	10,770
Emerson Electric Co.	817	42,696
EnerSys (b)	498	11,653
Flowserve Corp.	162	20,103
Fluor Corp.	263	40,205
FTI Consulting Inc. (b)	188	12,032
Geo Group Inc. (b)	544	14,389
Heico Corp.	227	11,693
Honeywell International Inc.	3,603	214,018
Ingersoll-Rand Co. Ltd. - Class A	988	43,847
Jacobs Engineering Group Inc. (b)	360	31,079
Joy Global Inc.	227	16,855
Kaman Corp. - Class A	270	7,317
Kaydon Corp.	297	15,554
KHD Humboldt Wedag International Ltd. (b)	322	9,335
Layne Christensen Co. (b)	218	9,302
McDermott International Inc. (b)	653	34,988
Middleby Corp. (b) (f)	189	11,860
Orbital Sciences Corp. (b)	649	17,465
Parker Hannifin Corp.	610	48,709
Perini Corp. (b)	283	10,239
Pinnacle Airlines Corp. (b) (f)	210	1,746

RBC Bearings Inc. (b)	226	9,033
Robbins & Myers Inc.	653	26,029
Rush Enterprises Inc. - Class A (b)	421	6,787
Ryanair Holdings Plc - ADR (b) (f)	628	17,025
Stericycle Inc. (b)	261	13,932
Tennant Co.	212	7,236
Triumph Group Inc.	190	11,185
Valmont Industries Inc.	120	11,815
		931,092
INFORMATION TECHNOLOGY - 29.8%
Actuate Corp. (b)	741	3,016
Adobe Systems Inc. (b)	1,168	43,555
Advent Software Inc. (b)	267	10,643
Ansys Inc. (b)	273	10,983
Apple Inc. (b)	562	97,760
AsiaInfo Holdings Inc. (b)	513	6,243
Atheros Communications Inc. (b)	619	16,478
Autodesk Inc. (b)	477	18,126
Cisco Systems Inc. (b)	4,116	105,534
Citrix Systems Inc. (b)	401	13,133
Comtech Telecommunications Corp. (b)	239	9,256
CyberSource Corp. (b)	686	12,451
eBay Inc. (b)	2,775	86,830
EMS Technologies Inc. (b)	146	3,776
EPIQ Systems Inc. (b)	406	6,269
Flextronics International Ltd. (b)	1,697	17,632
Google Inc. - Class A (b)	66	37,903
Harmonic Inc. (b)	950	7,857
Hewlett-Packard Co.	4,397	203,801
Hittite Microwave Corp. (b)	331	13,141
Informatica Corp. (b)	940	15,002
Intel Corp.	4,179	93,025
Interactive Intelligence Inc. (b)	139	1,764
International Business Machines Corp.	2,482	299,577
Intuit Inc. (b)	662	17,854
Logitech International SA (b)	361	10,891
Methode Electronics Inc.	402	4,358
Microsoft Corp.	9,346	266,548
National Semiconductor Corp.	2,069	42,187
NetLogic Microsystems Inc. (b)	242	7,935
NetScout Systems Inc. (b)	418	4,180
Nokia Oyj - Class A - ADR	2,901	87,233
Nvidia Corp. (b)	1,100	22,605
Open Text Corp. (b) (f)	538	20,024
Oracle Corp. (b)	4,931	102,811
OYO Geospace Corp. (b)	73	3,533
Pericom Semiconductor Corp. (b)	280	4,771
Power Integrations Inc. (b)	322	10,037
Radiant Systems Inc. (b)	298	4,020
Rofin-Sinar Technologies Inc. (b)	328	12,490

Standard Microsystems Corp. (b)	266	7,887
Stratasys Inc. (b)	193	3,751
Synaptics Inc. (b)	271	9,198
Syntel Inc.	426	14,105
TheStreet.com Inc.	382	2,982
TriQuint Semiconductor Inc. (b)	1,530	10,083
Ultimate Software Group Inc. (b)	265	8,689
Western Digital Corp. (b)	644	18,670
		1,830,597
MATERIALS - 5.1%
Compass Minerals International Inc.	336	21,168
Kaiser Aluminum Corp.	210	14,412
Norsk Hydro ASA (f)	3,832	56,343
Olympic Steel Inc.	104	5,325
Owens-Illinois Inc. (b)	458	25,259
Potash Corp.	775	142,561
Schnitzer Steel Industries Inc. - Class A	292	25,696
Sigma-Aldrich Corp.	269	15,338
Taseko Mines Ltd. (b)	1,593	8,475
		314,577
TELECOMMUNICATION SERVICES - 5.8%
BT Group Plc	10,111	44,509
Deutsche Telekom AG	2,531	45,277
France Telecom SA (f)	1,526	47,750
Millicom International Cellular SA (b)	213	23,006
Premiere Global Services Inc. (b)	677	9,829
Telecom Italia SpA (f)	17,938	37,515
Telefonica SA - ADR	1,134	97,955
TeliaSonera AB	5,865	52,112
		357,953
UTILITIES - 3.1%
Enel SpA	4,614	50,063
Exelon Corp.	560	47,869
FirstEnergy Corp.	633	47,880
PPL Corp.	882	42,353
		188,165

Total Common Stocks (cost $6,449,850)		6,100,120

SHORT TERM INVESTMENTS - 7.0%
Mutual Funds - 0.3%
JNL Money Market Fund, 2.51% (a) (e)	16,214	16,214

Securities Lending Collateral - 6.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (a) (e)	415,712	411,014

Total Short Term Investments (cost $431,926)		427,228

Total Investments - 106.2% (cost $6,881,776)		6,527,348
Other Assets and Liabilities, Net - (6.2%)		-378,864

Total Net Assets - 100%		$6,148,484

Jackson Perspective S&P 4 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 28.1%
AutoZone Inc. (b)	723	$87,302
Bed Bath & Beyond Inc. (b)	2,565	83,363
Best Buy Co. Inc.	1,582	68,058
Black & Decker Corp.	976	64,054
Brunswick Corp. (f)	7,969	132,923
Carnival Corp.	1,782	71,583
Centex Corp. (f)	3,849	80,136
Coach Inc. (b)	2,164	76,973
Darden Restaurants Inc.	2,030	72,227
DR Horton Inc. (f)	6,790	105,177
Family Dollar Stores Inc.	3,427	73,338
Gannett Co. Inc.	6,622	189,522
Harley-Davidson Inc.	1,698	64,948
Hasbro Inc.	2,928	104,120
Home Depot Inc.	2,825	81,360
Jones Apparel Group Inc.	4,377	69,288
KB Home	3,842	86,445
Leggett & Platt Inc. (f)	7,893	131,024
Lennar Corp. (f)	5,064	93,279
Macy’s Inc.	2,750	69,548
New York Times Co. - Class A (f)	4,929	96,116
Omnicom Group Inc.	1,648	78,676
Pulte Homes Inc. (f)	7,955	103,733
RadioShack Corp.	13,153	182,827
Sherwin-Williams Co.	2,585	143,002
TJX Cos. Inc.	2,734	88,089
Wendy’s International Inc.	2,868	83,172
		2,580,283
CONSUMER STAPLES - 7.5%
Altria Group Inc.	1,017	20,341
Coca-Cola Co.	1,300	76,531
ConAgra Foods Inc.	3,256	76,711
Kellogg Co.	1,508	77,164
PepsiCo Inc.	1,042	71,408
Philip Morris International Inc. (b)	1,030	52,561
Sara Lee Corp.	4,800	69,648
SYSCO Corp.	2,505	76,578
Tyson Foods Inc.	5,379	95,746
UST Inc.	1,389	72,325
		689,013
ENERGY - 10.9%
Anadarko Petroleum Corp.	1,417	94,316
Chevron Corp.	1,835	176,435
ConocoPhillips	2,028	174,712
ENSCO International Inc.	1,510	96,232

Exxon Mobil Corp.	900	83,763
Halliburton Co.	2,220	101,920
Marathon Oil Corp.	1,444	65,803
Schlumberger Ltd.	864	86,875
Sunoco Inc.	1,217	56,482
Valero Energy Corp.	1,253	61,209
		997,747
FINANCIALS - 6.5%
Charles Schwab Corp.	3,352	72,403
Federated Investors Inc. - Class B	1,979	66,257
First Horizon National Corp. (f)	3,715	40,122
Marsh & McLennan Cos. Inc.	3,210	88,564
Moody’s Corp. (f)	2,142	79,168
National City Corp. (f)	4,157	26,189
Progressive Corp.	4,366	79,418
Safeco Corp.	1,411	94,170
Washington Mutual Inc. (f)	4,149	50,991
		597,282
HEALTH CARE - 6.5%
AmerisourceBergen Corp.	3,578	145,088
Bristol-Myers Squibb Co.	2,755	60,527
Coventry Health Care Inc. (b)	1,410	63,069
Eli Lilly & Co.	1,540	74,136
McKesson Corp.	1,212	63,169
Pfizer Inc.	3,399	68,354
UnitedHealth Group Inc.	1,472	48,032
Varian Medical Systems Inc. (b)	1,609	75,430
		597,805
INDUSTRIALS - 14.3%
3M Co.	978	75,208
Avery Dennison Corp.	1,550	74,695
Boeing Co.	872	73,998
Caterpillar Inc.	1,117	91,460
CH Robinson Worldwide Inc.	1,557	97,593
L-3 Communications Holdings Inc.	729	81,247
Lockheed Martin Corp.	735	77,939
Masco Corp.	7,250	132,023
Pitney Bowes Inc.	2,088	75,398
Robert Half International Inc.	2,982	70,673
Rockwell Automation Inc.	2,393	129,772
RR Donnelley & Sons Co.	2,224	68,143
Southwest Airlines Co.	5,688	75,309
Tyco International Ltd.	4,043	189,172
		1,312,630
INFORMATION TECHNOLOGY - 13.1%
Analog Devices Inc.	2,621	84,422
Automatic Data Processing Inc.	1,784	78,853
Computer Sciences Corp. (b)	1,528	66,606
Electronic Data Systems Corp.	3,964	73,572
Intel Corp.	3,126	69,585

International Business Machines Corp.	2,313	279,179
KLA-Tencor Corp.	1,672	73,033
Lexmark International Inc. (b)	4,655	146,120
Linear Technology Corp. (f)	2,646	92,504
QLogic Corp. (b)	5,931	94,659
Texas Instruments Inc.	2,547	74,271
Xerox Corp.	4,786	66,860
		1,199,664
MATERIALS - 7.2%
Alcoa Inc.	2,220	77,212
Ball Corp.	1,736	93,362
Bemis Co. Inc.	2,975	78,243
Ecolab Inc.	1,685	77,443
Nucor Corp.	2,739	206,795
Vulcan Materials Co. (f)	909	62,556
Weyerhaeuser Co.	1,099	70,204
		665,815
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	2,111	81,717
CenturyTel Inc.	3,812	123,699
FairPoint Communications Inc.	31	286
Verizon Communications Inc.	1,869	71,919
		277,621
UTILITIES - 2.5%
Consolidated Edison Inc.	1,667	69,347
Integrys Energy Group Inc.	1,597	76,480
Southern Co.	2,165	80,603
		226,430

Total Common Stocks (cost $9,320,790)		9,144,290

SHORT TERM INVESTMENTS - 9.9%
Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (a) (e)	915,387	905,043

Total Short Term Investments (cost $915,387)		905,043

Total Investments - 109.5% (cost $10,236,177)		10,049,333
Other Assets and Liabilities, Net - (9.5%)		-868,918
Total Net Assets - 100%		$9,180,415

Jackson Perspective Money Market Fund
SHORT TERM INVESTMENTS - 101.1%
Certificates of Deposit - 25.4%
ABN Amro Bank, 3.02%, 05/13/08	$300,000	$300,000
Abbey National Plc, 2.63%, 07/17/08	300,000	300,000
American Express Bank, 2.77%, 10/06/08	300,000	300,000
Barclays Bank Plc, 2.88%, 07/24/08	300,000	300,000
BNP Paribas

2.40%, 06/19/08	300,000	300,000
2.65%, 09/12/08	350,000	350,000
Calyon North America Inc., 2.70%, 07/16/08	300,000	300,000
Citibank, 2.70%, 07/17/08	300,000	300,000
Credit Suisse First Boston, 5.32%, 05/27/08	175,000	175,000
Deutsche Bank AG, 2.55%, 7/14/08	300,000	300,000
HSBC, 2.59%, 07/14/08	300,000	300,000
Lloyds TSB Group Plc, 2.60%, 09/17/08	400,000	400,000
Marshall & Ilsley Bank, 2.94%, 05/09/08	300,000	300,000
Prebon Yamane USA Inc., 3.09%, 05/05/08	300,000	300,000
Rabobank Nederland, 2.82%, 07/22/08	300,000	300,000
Societe Generale
3.00%, 05/07/08	300,000	300,000
2.91%, 07/31/08	250,000	250,006
Svenska Handels NY, 2.69%, 07/18/08	300,000	300,000
		5,375,006
Commercial Paper - 38.4%
Apreco LLC, 2.79%, 05/21/08 (g) (j)	250,000	249,613
AstraZeneca Plc, 3.55%, 07/14/08 (g) (j)	300,000	297,811
Cafco LLC, 3.15%, 05/06/08 (g) (j)	400,000	399,825
Cargill Inc., 2.95%, 05/30/08 (g) (j)	500,000	498,812
Chariot Funding LLC, 2.70%, 05/08/08 (g) (j)	250,000	249,869
Ciesco LLC, 2.88%, 05/27/08 (g) (j)	250,000	249,480
CRC Funding LLC, 2.88%, 06/03/08 (g) (j)	250,000	249,340
Edison Asset Securitization LLC, 2.47%, 05/06/08 (g) (j)	250,000	249,914
Eureka Securities LLC, 2.80%, 05/14/08 (g) (j)	300,000	299,697
Falcon Asset Securitization Corp., 2.75%, 05/20/08 (g) (j)	350,000	349,501
General Electric Capital Corp., 2.61%, 07/23/08	500,000	496,991
General Electric Co., 2.20%, 08/14/08	300,000	298,075
JPMorgan Chase & Co., 2.15%, 05/28/08	300,000	299,516
Jupiter Security Corp., 2.75%, 05/08/08 (g) (j)	400,000	399,786
Morgan Stanley, 3.07%, 06/16/08	250,000	249,020
Nestle, 2.23%, 06/13/08 (g) (j)	500,000	498,668
Park Avenue Receivables LLC, 2.75%, 05/08/08 (g) (j)	400,000	399,786
Pfizer Inc., 4.41%, 05/15/08 (g) (j)	350,000	349,400
Prudential Funding Corp., 2.38%, 06/16/08	600,000	598,175
Ranger Funding Co. LLC, 2.75%, 05/21/08 (g) (j)	350,000	349,475
Southern Co., 2.30%, 05/02/08 (g) (j)	700,000	699,955
Toyota Motor Corp., 1.95%, 06/16/08	400,000	399,003
		8,131,712
Federal Home Loan Bank - 10.3%
Federal Home Loan Bank
2.50%, 07/30/08	700,000	695,625
2.49%, 08/06/08	1,500,000	1,489,936
		2,185,561
Federal Home Loan Mortgage Corp. - 16.9%
Federal Home Loan Mortgage Corp.
3.45%, 05/30/08	400,000	398,888
3.88%, 06/15/08	300,000	300,132
2.52%, 06/20/08	1,000,000	996,500
2.51%, 07/11/08	500,000	497,525
2.47%, 08/04/08	700,000	695,437
2.03%, 09/02/08	700,000	695,105
		3,583,587
Federal National Mortgage Association - 1.9%
Federal National Mortgage Association
3.45%, 06/12/08	200,000	199,195
3.37%, 07/16/08	200,000	198,577
		397,772
Funding Agreement - 0.9%
MetLife Funding Agreement, 3.15%, 07/31/08 (d) (g) (i)	200,000	200,000

Mutual Funds - 0.2%
Dreyfus Cash Management Plus Fund 2.98% (e)	34,201	34,201

Repurchase Agreement - 7.1%
Repurchase Agreement with Bank of New York Mellon
Corp., 2.00% (Collateralized by $1,455,871 Federal
Home Loan Mortgage Corp., 5.00% - 7.00%, due
03/01/37 - 11/01/37, value $1,530,000) acquired on
04/30/08, due 05/01/08 at $1,500,083	$1,500,000	1,500,000

Total Short Term Investments (cost $21,407,839)		21,407,839

Total Investments - 101.1% (cost $21,407,839)		21,407,839
Other Assets and Liabilities, Net - (1.1%)		-229,546
Total Net Assets - 100%		$21,178,293

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2008

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of April 30, 2008, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund is $391,910.
(d)	Variable rate security. Rate stated is in effect as of April 30, 2008.
(e)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2008.
(f)	All or portion of the security has been loaned.
(g)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of these types of securities to an institutional investor.
(h)	All or a portion of the security pledged as collateral for open futures contracts.
(i)	Illiquid security. At April 30, 2008, the aggregate value of illiquid securities and percentage of net assets for Jackson Perspective Money Market Fund are
$200,000 and 0.9%, respectively.
(j)	Rule144A, Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of April 30, 2008 the value of 144A securities in Jackson Perspective Money Market Fund is $5,790,932.
(k)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of April 30, 2008.
(l)	For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of April 30, 2008. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.
*	A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to
www.jnl.com, www.sec.gov, or call the Shareholder Service Center at 888-276-0061.

Abbreviations:
ADR - American Depository Receipt
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
TBA - To Be Announced
USD - United States Dollar

Investments in affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of other affiliated investments. The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company, and Bank of New York Mellon Corp., the parent company of the Fund's sub-adviser.
Transactions for the period ended April 30, 2008 are shown below:

	Value			Dividend	Value
	Beginning		Sales	Income	End
Affiliate	of Period	Purchases	Proceeds	Received	of Period
Bank of New York Mellon Corp.	$ 44,942	$ 4,639	$ -	$ 442	$ 44,401
Prudential plc	30,390	-	-	-	25,387

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

Jackson Perspective Index 5 Fund
EUR/USD	6/18/08	190,100	EUR	$ 296,156	$ 3,193
EUR/USD	6/18/08	190,100	EUR	296,156	3,193
EUR/USD	6/18/08	36,700	EUR	57,175	(13)
EUR/USD	6/18/08	37,500	EUR	58,421	(248)
GBP/USD	6/18/08	64,200	GBP	127,212	(1,727)
GBP/USD	6/18/08	60,400	GBP	119,683	583
JPY/USD	6/18/08	18,000,500	JPY	173,637	(3,064)
USD/EUR	6/18/08	(190,100)	EUR	(296,156)	(3,193)
				$ 832,284	$ (1,276)

Schedule of Open Futures Contracts:

	Contracts		Unrealized
	Long/		Appreciation/
	(Short)		(Depreciation)

Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future	6	EUR	$ 19,831
Expiration June 2008
FTSE 100 Index Future	2	GBP	12,529
Expiration June 2008
Russell 2000 Mini Index Future	8	USD	29,158
Expiration June 2008
S&P 500 E-Mini Index Future	9	USD	25,325
Expiration June 2008
S&P MidCap 400 E-Mini Index Future	7	USD	41,541
Expiration June 2008
Topix Index Future	1	JPY	12,118
Expiration June 2008			$ 140,502

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2008

Summary of Investments by Sector (as a percentage of total investments):

		Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Jackson	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Perspective 5	Index 5	10 X 10	Optimized 5	VIP	S&P 4	Money Market
Sector	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Consumer Discretionary	11.8%	7.4%	-%	12.3%	8.6%	25.7%	-%
Consumer Staples	8.6	4.1	-	2.9	3.4	6.9	-
Energy	12.2	6.8	-	5.0	7.1	9.9	-
Financials	7.5	14.1	-	14.6	10.6	5.9	-
Health Care	13.1	6.9	-	8.2	8.3	5.9	-
Industrials	10.9	9.0	-	7.7	14.3	13.1	-
Information Technology	5.0	8.2	-	14.2	28.0	11.9	-
Materials	11.9	4.5	-	12.7	4.8	6.6	-
Telecommunication Services	8.3	2.1	-	10.5	5.5	2.8	-
Utilities	3.1	3.5	-	2.0	2.9	2.3	-
Government Securities	-	3.6	-	-	-	-	-
Non-U.S. Government Agency
Asset-Backed Sercurities	-	1.1	-	-	-	-	-
U.S. Government Agency
Mortgage-Backed Securities	-	8.2	-	-	-	-	-
Investment Funds	-	-	100.0	-	-	-	-
Certificates of Deposit	-	-	-	-	-	-	16.7
Commercial Paper	-	-	-	-	-	-	46.4
Mutual Funds	0.5	3.5	-	-	0.2	-	0.2
Repurchase Agreement	-	-	-	-	-	-	7.0
Other Short Term Securities	7.1	17.0	-	9.9	6.3	9.0	29.7
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Summary of Investments by Country (as a percentage of total investments):*

		Jackson	Jackson	Jackson
	Jackson	Perspective	Perspective	Perspective
	Perspective 5	Index 5	Optimized 5	VIP
Country	Fund	Fund	Fund	Fund
Australia	-%	1.1%	-%	-%
Austria	-	0.1	-	-
Belgium	-	0.3	1.3	0.9
Bermuda	0.3	0.2	-	0.3
Canada	4.5	0.2	5.2	2.8
Caymen Islands	-	-	0.2	0.2
Denmark	-	0.2	-	-
Finland	-	0.3	1.8	1.3
France	-	1.6	3.1	2.3
Germany	-	1.6	2.1	1.5
Greece	0.3	0.1	-	0.2
Hong Kong	6.6	0.4	4.3	0.1
Ireland	-	0.1	0.5	0.3
Israel	-	-	2.2	1.2
Italy	-	0.6	3.1	2.2
Japan	-	3.4	-	-
Luxembourg	-	0.2	0.8	0.3
Mexico	-	0.1	-	-
Netherlands	-	0.7	1.3	1.0
Norway	-	0.2	1.5	1.8
Singapore	-	0.2	-	-
Spain	-	0.7	2.2	1.5
Sweden	-	0.4	3.6	0.8
Switzerland	-	1.2	0.4	0.2
Taiwan	0.2	-	-	-
United Kingdom	6.2	3.3	10.1	5.0
United States**	81.9	82.8	56.3	76.1
Total	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities at April 30, 2008.
** United States securities include money market funds and the securities lending pool.

Restricted Securities
The following table includes 144A securities that have not been deemed liquid and restricted securities which are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933.

	Acquisition		Value at	Pecent of
	Date	Cost	April 30, 2008	Net Assets
Jackson Perspective Money Market Fund
MetLife Funding Agreement, 3.15%, 07/31/08	April 30, 2008	$ 200,000	$ 200,000	0.09%

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
Assets	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund	S&P 4 Fund	Market Fund

Investments - unaffiliated, at value (a) (b)	$ 57,780,589	$ 55,295,856	$ -	$ 36,892,769	$ 6,100,120	$ 9,144,290	$ 21,407,839
Investments - affiliated, at value (c)	4,717,256	13,664,234	11,849,601	4,032,236	427,228	905,043	-
Repurchase agreements (b)	-	-	-	-	-	-	-
Cash	-	50	-	-	349	23,337	-
Foreign currency (d)	9,833	145,065	-	36,302	8,645	-	-
Receivables:
Adviser expense reimbursement	-	9,937	-	21,774	9,350	9,122	1,379
Investment securities sold	33	33,734	-	-	-	-	-
Fund shares sold	337,121	76,182	57,680	310,375	20,000	83,939	-
Dividends and interest	161,590	180,233	-	141,847	12,650	10,068	28,228
Forward foreign currency contracts	-	6,969	-	-	-	-	-
Variation margin	-	2,811	-	-	-	-	-
Other assets	27,326	33,317	19,904	22,630	21,925	21,640	18,919
Total assets	63,033,748	69,448,388	11,927,185	41,457,933	6,600,267	10,197,439	21,456,365

Liabilities
Cash overdraft	816	-	-	-	-	-	11
Payables:
Advisory fees	30,374	30,022	-	19,335	3,185	5,606	7,153
Administrative fees	4,673	4,619	-	2,975	490	701	1,788
12b-1 fees
Class A	8,485	10,974	-	4,856	875	1,403	4,470
Class C	12,790	2,292	2,153	10,324	1,402	1,397	-
Investment securities purchased	420,439	568,849	12,613	170,539	8,351	70,997	200,000
Fund shares redeemed	70,850	50	10,124	66,611	728	520	7,800
Dividends	-	-	-	-	-	-	33,415
Transfer agent fees	58,346	17,072	8,320	33,080	6,339	6,515	8,346
Trustee fees	825	726	168	166	19	19	152
Forward foreign currency contracts	-	8,245	-	-	-	-	-
Variation margin	-	5,564	-	-	-	-	-
Other accrued expenses	37,621	41,125	58,183	42,513	14,682	14,479	14,937
Return of collateral for securities loaned	4,476,189	11,339,350	-	4,064,691	415,712	915,387	-
Total liabilities	5,121,408	12,028,888	91,561	4,415,090	451,783	1,017,024	278,072
Net assets	$ 57,912,340	$ 57,419,500	$11,835,624	$ 37,042,843	$ 6,148,484	$ 9,180,415	$ 21,178,293

Net assets consist of:
Paid-in capital	$ 64,448,280	$ 59,281,096	$12,744,491	$ 39,411,582	$ 6,492,641	$ 9,352,676	$ 21,178,293
Undistributed (excess of distributions over)
net investment income	267,232	315,633	(68,479)	163,603	6,549	14,583	-
Accumulated net realized gain (loss)	(5,116,889)	(740,647)	(237,557)	(2,151,396)	3,768	-	-
Net unrealized appreciation (depreciation) on
investments and foreign currency	(1,686,283)	(1,436,582)	(602,831)	(380,946)	(354,474)	(186,844)	-
	$ 57,912,340	$ 57,419,500	$11,835,624	$ 37,042,843	$ 6,148,484	$ 9,180,415	$ 21,178,293

Class A
Net assets	$ 41,816,333	$ 54,498,695	$ 8,246,336	$ 23,987,328	$ 4,339,229	$ 7,214,838	$ 21,178,293
Shares outstanding (no par value),
unlimited shares authorized	4,270,601	5,533,989	837,553	2,276,543	470,059	759,374	21,178,293
Net asset value per share	$ 9.79	$ 9.85	$ 9.85	$ 10.54	$ 9.23	$ 9.50	$ 1.00
Maximum offering price per share (based on
maximum sales load of 5.75%)	$ 10.39	$ 10.45	$ 10.45	$ 11.18	$ 9.79	$ 10.08	n/a

Class C
Net assets	$ 16,096,007	$ 2,920,805	$ 3,589,288	$ 13,055,515	$ 1,809,255	$ 1,965,577	n/a
Shares outstanding (no par value),
unlimited shares authorized	1,650,390	296,001	367,576	1,246,897	196,465	207,440	n/a
Net asset value and maximum offering price
per share	$ 9.75	$ 9.87	$ 9.76	$ 10.47	$ 9.21	$ 9.48	n/a

(a) Including value of securities on loan	$ 4,311,119	$ 10,812,244	$ -	$ 3,874,075	$ 395,732	$ 876,816	$ -
(b) Investments - unaffiliated, at cost	59,416,625	56,755,938	-	37,227,930	6,449,850	9,320,790	21,407,839
(c) Investments - affiliated, at cost	4,767,837	13,792,880	12,452,432	4,078,167	431,926	915,387	-
(d) Foreign currency cost	9,807	131,432	-	35,824	8,619	-	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Six Months Ended April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund (b)	S&P 4 Fund (b)	Market Fund
Investment income
Dividends (a)	$ 855,342	$ 527,066	$ 131,403	$ 469,539	$ 32,419	$ 44,009	$ 1,081
Foreign taxes withheld	(21,631)	(20,489)	-	(39,960)	(2,592)	-	-
Interest	-	298,092	-	391	1,074	962	329,037
Securities lending	22,113	50,272	-	5,726	278	940	-
Total investment income	855,824	854,941	131,403	435,696	31,179	45,911	330,118

Expenses
Advisory fees	193,624	188,064	-	104,804	11,513	17,328	34,929
Administrative fees	29,788	28,932	-	16,123	1,771	2,166	8,732
12b-1 fees
Class A	55,852	69,726	-	27,588	3,304	4,359	21,831
Class C	74,475	10,423	11,630	50,884	4,498	4,225	-
Trustee fees	1,687	1,065	244	289	39	39	236
Transfer agent fees	132,306	26,446	16,640	74,975	9,192	9,473	14,236
Registration fees	23,193	18,389	15,094	21,731	12,731	12,759	10,096
Professional fees	9,502	8,934	3,112	7,932	4,877	4,877	5,772
Custody fees	4,292	3,268	-	18,068	4,568	4,568	551
Printing and postage fees	12,563	5,036	-	2,394	4,781	4,781	248
Other expenses	737	-	6,325	11,445	1,140	33	2,332
Total expenses	538,019	360,283	53,045	336,233	58,414	64,608	98,963
Expense reimbursement	123,862	3,147	41,415	104,421	33,784	33,280	24,689
Net expenses	414,157	357,136	11,630	231,812	24,630	31,328	74,274
Net investment income	441,667	497,805	119,773	203,884	6,549	14,583	255,844

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from affiliated investment companies	-	-	70,337	-	-	-	-
Investments	(5,109,818)	500,501	(307,894)	(2,148,446)	3,411	-	-
Foreign currency related items	(5,988)	53,112	-	(2,953)	357	-	-
Futures contracts	-	(1,141,896)	-	-	-	-	-
Net change in unrealized appreciation (depreciation) on:
Investments	(4,800,394)	(5,263,116)	(1,071,383)	(2,954,638)	(354,428)	(186,844)	-
Foreign currency related items	(3)	(16,087)	-	(338)	(46)	-	-
Futures contracts	-	(39,339)	-	-	-	-	-
Net realized and unrealized loss	(9,916,203)	(5,906,825)	(1,308,940)	(5,106,375)	(350,706)	(186,844)	-

Net increase (decrease) in net assets from operations	$ (9,474,536)	$ (5,409,020)	$ (1,189,167)	$ (4,902,491)	$ (344,157)	$ (172,261)	$ 255,844

(a) Dividends from affiliated investments	$ 27,544	$ 130,344	$ 201,740	$ 8,861	$ 1,827	$ 2,172	$ -
(b) Period from December 27, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Six Months Ended April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective Money
Operations	Fund	Index 5 Fund	10 x 10 Fund	Optimized 5 Fund	VIP Fund (a)	S&P 4 Fund (a)	Market Fund
Net investment income	$ 441,667	$ 497,805	$ 119,773	$ 203,884	$ 6,549	$ 14,583	$ 255,844
Net realized gain (loss)	(5,115,806)	(588,283)	(237,557)	(2,151,399)	3,768	-	-
Net change in unrealized appreciation (depreciation)	(4,800,397)	(5,318,542)	(1,071,383)	(2,954,976)	(354,474)	(186,844)	-
Net increase (decrease) in net assets from
operations	(9,474,536)	(5,409,020)	(1,189,167)	(4,902,491)	(344,157)	(172,261)	255,844

Distributions to shareholders
From net investment income
Class A	(384,744)	(948,560)	(141,011)	(100,728)	-	-	(255,844)
Class C	(49,047)	(5,214)	(47,241)	(4,344)	-	-	-
From net realized gains
Class A	(305,144)	(390,672)	(3,489)	(56,099)	-	-	-
Class C	(92,547)	(10,818)	(1,235)	(22,981)	-	-	-
Total distributions to shareholders	(831,482)	(1,355,264)	(192,976)	(184,152)	-	-	(255,844)

Share transactions¹
Proceeds from the sale of shares
Class A	19,754,826	5,973,040	5,394,631	19,239,877	4,631,069	7,355,649	11,393,601
Class C	5,767,262	1,848,049	1,347,722	9,616,634	1,862,300	2,006,447	-
Reinvestment of distributions
Class A	656,460	1,336,197	131,011	148,789	-	-	263,002
Class C	129,814	14,913	45,536	26,423	-	-	-
Cost of shares redeemed
Class A	(18,905,367)	(8,599,415)	(3,198,343)	(9,105,221)	(728)	(9,420)	(2,897,715)
Class C	(2,094,946)	(186,977)	(296,249)	(862,372)	-	-	-
Net increase in net assets from
share transactions	5,308,049	385,807	3,424,308	19,064,130	6,492,641	9,352,676	8,758,888

Net increase (decrease) in net assets	(4,997,969)	(6,378,477)	2,042,165	13,977,487	6,148,484	9,180,415	8,758,888

Net assets beginning of period	62,910,309	63,797,977	9,793,459	23,065,356	-	-	12,419,405

Net assets end of period	$ 57,912,340	$ 57,419,500	$ 11,835,624	$ 37,042,843	$ 6,148,484	$ 9,180,415	$ 21,178,293

Undistributed (excess of distributions over)
net investment income	$ 267,232	$ 315,633	$ (68,479)	$ 163,603	$ 6,549	$ 14,583	$ -

(a) Period from December 27, 2007 (commencement of operations)

¹Share transactions
Shares sold
Class A	1,955,711	596,007	534,975	1,747,519	470,137	760,371	11,393,601
Class C	573,335	186,688	135,996	873,804	196,465	207,440	-
Reinvestment of distributions
Class A	64,233	132,823	12,920	13,429	-	-	263,002
Class C	12,714	1,475	4,513	2,391	-	-	-
Shares redeemed
Class A	(1,958,647)	(916,011)	(329,763)	(879,906)	(78)	(997)	(2,897,715)
Class C	(216,660)	(19,409)	(31,226)	(83,283)	-	-	-
Net increase (decrease)
Class A	61,297	(187,181)	218,132	881,042	470,059	759,374	8,758,888

Class C	369,389	168,754	109,283	792,912	196,465	207,440	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended October 31, 2007

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective 5	Perspective	Perspective	Perspective	Perspective Money
Operations	Fund (a)	Index 5 Fund (a)	10 x 10 Fund (a)	Optimized 5 Fund (a)	Market Fund (a)
Net investment income (loss)	$ 260,055	$ 751,959	$ (8,110)	$ 66,273	$ 283,443
Net realized gain	395,909	268,769	12,834	77,601	-
Net change in unrealized appreciation (depreciation)	3,114,114	3,881,960	468,552	2,574,030	-
Net increase in net assets from
operations	3,770,078	4,902,688	473,276	2,717,904	283,443

Distributions to shareholders
From net investment income
Class A	-	-	-	-	(283,443)
Class C	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	(283,443)

Share transactions¹
Proceeds from the sale of shares
Class A	47,104,533	57,743,218	6,931,947	15,480,058	14,279,468
Class C	14,230,169	1,350,998	2,743,159	5,083,799	-
Reinvestment of distributions
Class A	-	-	-	-	238,885
Class C	-	-	-	-	-
Cost of shares redeemed
Class A	(1,810,256)	(174,192)	(342,103)	(204,175)	(2,098,948)
Class C	(384,215)	(24,735)	(12,820)	(12,230)	-
Net increase in net assets from
share transactions	59,140,231	58,895,289	9,320,183	20,347,452	12,419,405

Net increase in net assets	62,910,309	63,797,977	9,793,459	23,065,356	12,419,405

Net assets beginning of period	-	-	-	-	-

Net assets end of period	$ 62,910,309	$ 63,797,977	$ 9,793,459	$ 23,065,356	$ 12,419,405

Undistributed net investment income	$ 259,356	$ 771,602	$ -	$ 64,791	$ -

(a) Period from December 29, 2006 (commencement of operations)

¹Share transactions
Shares sold
Class A	4,376,389	5,737,847	651,556	1,412,942	14,279,468
Class C	1,315,727	129,635	259,464	455,077	-
Reinvestment of distributions
Class A	-	-	-	-	238,885
Class C	-	-	-	-	-
Shares redeemed
Class A	(167,085)	(16,677)	(32,135)	(17,441)	(2,098,948)
Class C	(34,726)	(2,388)	(1,171)	(1,092)	-
Net increase
Class A	4,209,304	5,721,170	619,421	1,395,501	12,419,405

Class C	1,281,001	127,247	258,293	453,985	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Financial Highlights

Assuming No Expense
Reimbursement
			Increase (Decrease) from			Distributions from						Ratio of Net		Ratio of Net
	Net Asset		Investment Operations (c)			Net Realized					Ratio of	Investment	Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Supplemental Data		Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	Net Assets,	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (d)	End of Period	Turnover	Assets (e)	Net Assets (e)	Assets (e)	Net Assets (e)

Jackson Perspective 5 Fund

Class A

4/30/2008	$ 11.47	$ 0.08	$ (1.62)	$ (1.54)	$ (0.08)	$ (0.06)	$ 9.79	(13.49)%	$ 41,816,333	73%	1.20%	1.67%	1.63%	1.25%
12/29/2006 (a) - 10/31/2007	10.00	0.11	1.36	1.47	-	-	11.47	14.70	48,281,884	9	1.20	1.25	1.91	0.55

Class C

4/30/2008	11.42	0.05	(1.63)	(1.58)	(0.03)	(0.06)	9.75	(13.84)	16,096,007	73	1.95	0.92	2.36	0.52
12/29/2006 (a) - 10/31/2007	10.00	0.05	1.37	1.42	-	-	11.42	14.20	14,628,425	9	1.95	0.52	2.54	(0.07)

Jackson Perspective Index 5 Fund

Class A

4/30/2008	10.91	0.09	(0.92)	(0.83)	(0.16)	(0.07)	9.85	(7.68)	54,498,695	15	1.20	1.75	1.22	1.74
12/29/2006 (a) - 10/31/2007	10.00	0.14	0.77	0.91	-	-	10.91	9.10	62,418,308	18	1.20	1.64	1.30	1.55

Class C

4/30/2008	10.84	0.05	(0.92)	(0.87)	(0.03)	(0.07)	9.87	(8.06)	2,920,805	15	1.95	1.08	1.97	1.06
12/29/2006 (a) - 10/31/2007	10.00	0.08	0.76	0.84	-	-	10.84	8.40	1,379,669	18	1.95	0.87	2.21	0.61

Jackson Perspective 10 x 10 Fund (b)

Class A

4/30/2008	11.18	0.13	(1.29)	(1.16)	(0.17)	-	9.85	(10.36)	8,246,336	26	-	2.61	0.82	1.79
12/29/2006 (a) - 10/31/2007	10.00	-	1.18	1.18	-	-	11.18	11.80	6,924,648	5	-	-	1.90	(1.90)

Class C

4/30/2008	11.11	0.06	(1.25)	(1.19)	(0.16)	-	9.76	(10.69)	3,589,288	26	0.75	1.32	1.42	0.65
12/29/2006 (a) - 10/31/2007	10.00	(0.07)	1.18	1.11	-	-	11.11	11.10	2,868,811	5	0.75	(0.75)	2.34	(2.34)

Jackson Perspective Optimized 5 Fund

Class A

4/30/2008	12.49	0.08	(1.95)	(1.87)	(0.05)	(0.03)	10.54	(15.03)	23,987,328	72	1.20	1.45	1.84	0.82
12/29/2006 (a) - 10/31/2007	10.00	0.10	2.39	2.49	-	-	12.49	24.90	17,430,541	5	1.20	1.05	2.71	(0.45)

Class C

4/30/2008	12.41	0.05	(1.95)	(1.90)	(0.01)	(0.03)	10.47	(15.38)	13,055,515	72	1.95	0.86	2.63	0.18
12/29/2006 (a) - 10/31/2007	10.00	0.02	2.39	2.41	-	-	12.41	24.10	5,634,815	5	1.95	0.22	3.15	(0.98)

Jackson Perspective VIP Fund

Class A

12/27/07 (a) - 04/30/08	10.00	0.02	(0.79)	(0.77)	-	-	9.23	(7.70)	4,339,229	1	1.20	0.53	3.12	(1.40)

Class C

12/27/07 (a) - 04/30/08	10.00	-	(0.79)	(0.79)	-	-	9.21	(7.90)	1,809,255	1	1.95	(0.10)	3.81	(1.96)

Jackson Perspective S&P 4 Fund

Class A

12/27/07 (a) - 04/30/08	10.00	0.03	(0.53)	(0.50)	-	-	9.50	(5.00)	7,214,838	-	1.30	0.82	2.83	(0.71)

Class C

12/27/07 (a) - 04/30/08	10.00	-	(0.52)	(0.52)	-	-	9.48	(5.20)	1,965,577	-	2.05	0.05	3.61	(1.51)

Jackson Perspective Money Market Fund

Class A
4/30/2008	1.00	0.01	-	0.01	(0.01)	-	1.00	1.58	21,178,293	n/a	0.85	2.94	1.14	2.66
12/29/2006 (a) - 10/31/2007	1.00	0.04	-	0.04	(0.04)	-	1.00	3.73	12,419,405	n/a	0.85	4.45	1.66	3.65

(a) Commencement of operations.
(b) The ratios of net investment income and expenses to average net assets do not include the impact of the underlying Funds' expenses.
(c) Calculated using the average shares method for the period ended April 30, 2008.

(d) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e) Annualized for periods less than one year.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” and represents a distinct portfolio with its own investment objectives and policies. The Trust currently consists of nineteen (19) separate Funds. The following Funds (each a “Fund”, and collectively, “Funds”) are included in this report: the Jackson Perspective 5 Fund, the Jackson Perspective Index 5 Fund, the Jackson Perspective Optimized 5 Fund, and the Jackson Perspective VIP Fund (all for which Mellon Capital Management Corporation serves as sub-adviser); the Jackson Perspective S&P 4 Fund (for which Mellon Capital Management Corporation and Standard & Poor’s Investment Advisory Services LLC serve as co-sub-advisers); the Jackson Perspective 10 x 10 Fund (which has a fund-of-funds structure that invests in other affiliated underlying Funds); and the Jackson Perspective Money Market Fund (for which Wellington Management Company, LLP serves as sub-adviser). The Jackson Perspective 5 Fund, the Jackson Index 5 Fund, and the Jackson Perspective Money Market Fund are diversified investment companies as defined in the 1940 Act. All other Funds included in this report are non-diversified. The financial statements of the remaining Funds in the Trust are presented in a separate report.

The Funds offer investors Class A and Class C shares of each Fund, except for the Jackson Perspective Money Market Fund, which only offers Class A shares. Even though these classes represent ownership of the same Fund, each class is subject to different types and levels of sales charges, and bears different levels of marketing and distribution fees. Each share class also has different voting rights on matters affecting a single class. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. Shares are presently offered to individuals and can be used in a variety of retirement plans.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds. The Funds were capitalized by an initial investment by Jackson. The value of the initial investments at April 30, 2008, is as follows:

	Class A	Class C
Jackson Perspective 5 Fund	$ -	$98,494
Jackson Perspective Index 5 Fund	43,441,812	99,860
Jackson Perspective 10 x 10 Fund	-	99,223
Jackson Perspective Optimized 5 Fund	-	105,108
Jackson Perspective VIP Fund	3,696,000	922,000
Jackson Perspective S&P 4 Fund	3,804,000	949,000
Jackson Perspective Money Market Fund	10,411,890	N/A

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the Jackson Perspective Money Market Fund are valued at amortized cost, which approximates market value.

If market quotations are not readily available or if it is determined that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”). Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted to resale. In addition, securities may also be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

If a security is valued at a “fair value”, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the foreign currency exchange rate. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Futures Contracts - A Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Futures contracts are valued based upon their quoted daily settlement prices. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin reflected in the Statements of Assets and Liabilities.

When-Issued and Delayed Delivery Transactions - A Fund may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date. The Adviser identifies liquid assets in a sufficient amount to meet the purchase price.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Sometimes these securities are referred to as “private placements”. Many of these securities are valued using prices from third-party vendors. These securities are sometimes fair valued in good faith using procedures adopted by the Board after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Dollar Roll Transactions - A Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may only enter into covered rolls. A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs. During the period ended April 30, 2008, the Funds did not enter into any dollar roll transactions.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

U.S. Government Agencies or Government-Sponsored Enterprises - Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by the Adviser. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The Jackson Perspective Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income and capital gains in amounts that will avoid federal income and excise taxes. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to $250 M	$250M to $500 M	Over $500 M
Jackson Perspective 5 Fund	0.65%	0.60%	0.60%
Jackson Perspective Index 5 Fund	0.65	0.60	0.60
Jackson Perspective 10 x 10 Fund	0.00	0.00	0.00
Jackson Perspective Optimized 5 Fund	0.65	0.60	0.60
Jackson Perspective VIP Fund	0.65	0.60	0.60
Jackson Perspective S&P 4 Fund	0.80	0.80	0.75
Jackson Perspective Money Market Fund	0.40	0.40	0.35

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. In addition to the investment advisory fee, each Fund (except the Jackson Perspective 10 x 10 Fund) pays JNAM an Administrative Fee of 0.10% of the average daily net assets of the Fund’s Class A and C shares. In return for the Administrative Fee, JNAM provides fund accounting and administrative functions for the Trust and the Funds. Each Fund is responsible for all other operating expenses. Certain expenses of the Jackson Perspective 10 x 10 Fund such as a portion of transfer agent fees, registration fees, printing, and other miscellaneous costs will be paid by the underlying Funds in accordance with the Administration Agreement.

Waiver and Expense Reimbursements – Effective November 1, 2007, the Board approved a contractual expense limitation agreement to waive fees and reimburse expenses of the Funds through October 31, 2008, such that net expenses (excluding brokerage expense, interest, taxes, and extraordinary expenses) are limited to the annualized expense ratios indicated in the table below. JNAM may seek future restitution from a Fund for fees waived and reimbursed through October 31, 2008; however, such restitution is limited to the extent that it would not cause the Fund to exceed then current expense limitations. In addition, this future restitution is only permitted provided that the Funds are not obligated to pay any such waived or reimbursed fees more than three years after the end of the fiscal year in which the fee was waived or reimbursed.

	Class A	Class C	Accumulated Reimbursement/Waiver
Jackson Perspective 5 Fund	1.20%	1.95%	$ 285,852
Jackson Perspective Index 5 Fund	1.20	1.95	47,846
Jackson Perspective 10 x 10 Fund	0.00	0.75	106,278
Jackson Perspective Optimized 5 Fund	1.20	1.95	209,936
Jackson Perspective VIP Fund	1.20	1.95	33,784
Jackson Perspective S&P 4 Fund	1.30	2.05	33,280
Jackson Perspective Money Market Fund	0.85	N/A	75,738

12b-1 Fees - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A and Class C shares. Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares. JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM. For Class A shares, the annual 12b-1 fees are 0.25% (0.00% for the Jackson Perspective 10 x 10 Fund). For Class C shares, the annual 12b-1 fees are 1.00% (0.75% for the Jackson Perspective 10 x 10 Fund). Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees."

Initial Sales Charge - Investments in the Funds’ Class A shares, except for the Jackson Perspective Money Market Fund, are subject to a maximum initial sales charge (front-end sales load) of 5.75%. For the period ended April 30, 2008, JNLD retained initial sales charges, net of commissions paid to brokers, of $143,811.

Contingent Deferred Sales Charges - Certain investments in Class A and Class C shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) upon redemption, depending on the length of time shares are held. The amount of CDSC is based on the lesser of the purchase price or redemption price. For Class A share purchases greater than $1,000,000 without a front-end sales charge, a 1.00% CDSC will be applied upon redemption to those shares that were held for less than one year. The CDSC does not apply to purchase of the Jackson Perspective Money Market Fund. For Class C shares, a 1.00% CDSC is applied upon redemption to those shares that were held for less than one year. For the period ended April 30, 2008, JNLD retained $4,098 of CDSC on Class A redemptions and $21,632 of CDSC on Class C redemptions for the Funds.

Affiliated Brokerage Commissions - During the period ended April 30, 2008, the Funds did not pay brokerage fees on the execution of purchases and sales of portfolio investments to affiliates of the Funds.

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested in shares of one or more of the Funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the Funds selected by participating Trustees. Liabilities related to deferred balances are included in Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in Trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended April 30, 2008, certain Funds invested in money market funds for temporary purposes, which are advised by JNAM or affiliates. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which may be considered affiliated with the Funds. The Jackson Perspective 10 x 10 Fund is invested solely in other affiliated Funds of the Trust. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended April 30, 2008, is as follows:

	Investment Securities		U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
Jackson Perspective 5 Fund	$49,003,360	$43,999,470	$-	$-
Jackson Perspective Index 5 Fund	4,474,448	2,410,322	4,785,137	5,578,461
Jackson Perspective 10 x 10 Fund	6,337,392	2,907,147	-	-
Jackson Perspective Optimized 5 Fund	43,905,457	24,501,422	-	-
Jackson Perspective VIP Fund	6,482,480	36,040	-	-
Jackson Perspective S&P 4 Fund	9,320,792	-	-	-

NOTE 5. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis as of April 30, 2008. The primary differences in the amounts reported for financial statement and tax purposes are attributable to timing differences in recognizing realized and unrealized foreign currency gains and losses and timing differences in recognizing gains and losses in investment transactions related to futures contracts, passive foreign investment companies and wash sales.

As of April 30, 2008, the cost of investments and the components of unrealized appreciation/depreciation are as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Jackson Perspective 5 Fund	$64,186,340	$3,661,331	$(5,349,826)	$(1,688,495)
Jackson Perspective Index 5 Fund	70,566,779	5,267,819	(6,874,508)	(1,606,689)
Jackson Perspective 10 x 10 Fund	12,453,779	59,236	(663,414)	(604,178)
Jackson Perspective Optimized 5 Fund	41,306,235	2,427,622	(2,808,852)	(381,230)
Jackson Perspective VIP Fund	6,881,776	207,482	(561,910)	(354,428)
Jackson Perspective S&P 4 Fund	10,236,177	415,826	(602,670)	(186,844)

As of April 30, 2008, the aggregate cost of investments for the Jackson Perspective Money Market Fund is the same for financial reporting and tax purposes.

The Funds’ most recent year end for tax purposes was November 30, 2007. For Jackson Perspective Money Market Fund, the $325,995 distributions paid during the period ended November 30, 2007 were ordinary income. As of November 30, 2007, the components of the undistributed net ordinary income and net long-term capital gains were as follows:

	Undistributed Net Ordinary Income	Undistributed Net Long-Term Capital Gains
Jackson Perspective 5 Fund	$834,396	$-
Jackson Perspective Index 5 Fund	1,230,597	88,302
Jackson Perspective 10 x 10 Fund	3,015	-
Jackson Perspective Optimized 5 Fund	163,577	-
Jackson Perspective Money Market Fund	46	-

The following represents capital and/or currency losses realized after October 31, 2007 (“post-October” losses), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
Jackson Perspective 5 Fund	$749
Jackson Perspective 10 x 10 Fund	727
Jackson Perspective Index 5 Fund	142,206

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year . FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no material impact on the Funds’ financial statements during the period ended April 30, 2008.

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe its adoption will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other daily operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	10/31/07	4/30/08	Ratios	Period	10/31/07	4/30/08	Ratios	Period

Jackson Perspective 5 Fund
Class A	$1,000.00	$ 866.00	1.20%	$ 5.55	$1,000.00	$1,018.84	1.20%	$ 6.01
Class C	1,000.00	862.50	1.95	9.01	1,000.00	1,015.12	1.95	9.74
Jackson Perspective Index 5 Fund
Class A	1,000.00	925.10	1.20	5.73	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	921.20	1.95	9.29	1,000.00	1,015.12	1.95	9.74
Jackson Perspective 10 X 10 Fund
Class A	1,000.00	896.40	-	-	1,000.00	1,024.79	-	-
Class C	1,000.00	893.10	0.75	3.52	1,000.00	1,021.08	0.75	3.76
Jackson Perspective Optimized 5 Fund
Class A	1,000.00	850.50	1.20	5.51	1,000.00	1,018.84	1.20	6.01
Class C	1,000.00	847.00	1.95	8.93	1,000.00	1,015.12	1.95	9.74
Jackson Perspective Money Market Fund
Class A	1,000.00	1,015.80	0.85	4.25	1,000.00	1,020.58	0.85	4.26

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period. Funds with less than 6 months of operating history are not presented in the table.

Other Information

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 866-255-1935.

Proxy Voting Guidelines and Availability of Proxy Voting Record

A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com; and (3) on the SEC's website at www.sec.gov.

TRUSTEES AND OFFICERS THE TRUST

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (41) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Disinterested Trustees
Michael Bouchard (52) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

William J. Crowley, Jr. (62) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 06/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (70) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Michelle Engler (50) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE::
Director of Federal Home Loan Mortgage Corporation

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
James Henry, Ph.D. (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Richard McLellan (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (53) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Kelly L. Crosser (35) 1 Corporate Way Lansing, MI 48951	Assistant Secretary ((9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Danielle A. Hernandez (27) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Compliance Analyst of the Adviser (08/06 to present); Administrative Assistant of the Adviser (12/05 to 08/06); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

J. Kevin Kenely (54) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Daniel W. Koors (37) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Michael Piszczek (50) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (36) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (07/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the six-month period ended April 30, 2008.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$1,108	$0	$0	$51,500 [4]
William J. Crowley, Jr.	$1,162	$0	$0	$54,000 [5]
Dominic D’Annunzio [3]	$1,484	$0	$0	$69,000 [6]
Michelle Engler	$1,108	$0	$0	$51,500
James Henry	$1,162	$0	$0	$54,000
Richard McLellan	$1,178	$0	$0	$54,750
William R. Rybak	$1,108	$0	$0	$51,500
Patricia Woodworth	$1,242	$0	$0	$57,750 [7]
Steven J. Fredricks [2]	$3,311	$0	$0	$153,903

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $444,000.

2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

4 Amount includes $1,650 deferred by Mr. Bouchard.

5 Amount includes $30,300 deferred by Mr. Crowley.

6 Amount includes $34,500 deferred by Mr. D’Annunzio.

7 Amount includes $28,875 deferred by Ms. Woodworth.

You can obtain a copy of the current prospectus, SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-888-276-0061 or writing the Jackson Funds, c/o PFPC Inc., P.O. Box 9691, Providence, RI 02940.

SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS

DATED DECEMBER 27, 2007

JNL(r) INVESTORS SERIES TRUST

Please remove all references to William V. Simon.

For the Jackson Perspective 10 x 10 Fund in the section entitled “The Adviser and Portfolio Management”, please delete the second paragraph and the two bullets that follow in their entirety and replace it with the following:

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

This Supplement is dated February 8, 2008.

(To be used with VC6045 01/08.)

CMM0584 02/08

____________________________________________________________

SUPPLEMENT DATED MARCH 31, 2008 TO THE PROSPECTUS

DATED DECEMBER 27, 2007

JNL(r) INVESTORS SERIES TRUST

For the Jackson Perspective 10 x 10 Fund in the section entitled “The Adviser and Portfolio Management”, please delete the second paragraph in its entirety and replace it with the following:

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

This Supplement is dated March 31, 2008.

(To be used with VC6045 01/08.)

CMM0905 03/08

To learn more about Jackson Funds, call:

Investor Services: 888/276-0061

Financial Professional Support

Bank and Financial Institution Representatives: 800/777-7900

Independent and Non-Bank Broker/Dealer Representatives: 800/711-JNLD (5653)

Regional Broker/Dealer Representatives: 800/340-JNLD (5653)

FMM1003 05/08

Semi-Annual Report (Unaudited)

April 30, 2008

•	JNL® Investors Series Trust

Jackson FundsSM (Unaudited)
Schedules of Investments
April 30, 2008

	Shares/Par	Value
Jackson Perspective Core Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 12.4%
Abercrombie & Fitch Co. - Class A	400	$29,724
CBS Corp. - Class B	300	6,921
Comcast Corp. - Class A	3,500	71,925
Ford Motor Co. (f) (b)	4,600	37,996
Fortune Brands Inc.	700	47,334
General Motors Corp. (f)	2,750	63,800
Home Depot Inc.	2,200	63,360
Liz Claiborne Inc. (f)	1,900	33,611
Macy’s Inc.	2,200	55,638
Newell Rubbermaid Inc.	1,500	30,795
Sherwin-Williams Co.	1,000	55,320
Time Warner Inc.	1,400	20,790
VF Corp.	400	29,752
Viacom Inc. - Class B (b)	300	11,532
Walt Disney Co.	700	22,701
		581,199
CONSUMER STAPLES - 8.1%
Altria Group Inc.	2,000	40,000
Anheuser-Busch Cos. Inc.	300	14,760
Archer-Daniels-Midland Co.	600	26,436
Coca-Cola Co.	700	41,209
Colgate-Palmolive Co.	150	10,605
Kimberly-Clark Corp.	200	12,798
Kraft Foods Inc. - Class A	600	18,978
PepsiCo Inc.	600	41,118
Philip Morris International Inc. (b)	800	40,824
Procter & Gamble Co.	1,200	80,460
Wal-Mart Stores Inc.	900	52,182
		379,370
ENERGY - 13.0%
Anadarko Petroleum Corp.	200	13,312
Apache Corp.	450	60,606
Chevron Corp.	1,250	120,188
ConocoPhillips	900	77,535
Exxon Mobil Corp.	2,200	204,754
Newfield Exploration Co. (b)	800	48,608
Occidental Petroleum Corp.	700	58,247
Transocean Inc. (b)	100	14,746
Valero Energy Corp.	200	9,770
		607,766
FINANCIALS - 21.8%
Allstate Corp.	1,100	55,396
American Express Co.	450	21,609

American International Group Inc.	1,750	80,850
Bank of America Corp.	2,600	97,604
Capital One Financial Corp.	100	5,300
Citigroup Inc.	3,000	75,810
Discover Financial Services	200	3,641
Fannie Mae	2,300	65,090
Goldman Sachs Group Inc.	200	38,274
Hartford Financial Services Group Inc.	800	57,016
JPMorgan Chase & Co.	2,000	95,300
Lincoln National Corp.	850	45,696
Merrill Lynch & Co. Inc.	1,400	69,762
Morgan Stanley	400	19,440
Sovereign Bancorp Inc. (f)	2,800	20,916
SunTrust Banks Inc.	100	5,575
Travelers Cos. Inc.	1,250	63,000
U.S. Bancorp	700	23,723
Wachovia Corp.	2,650	77,248
Washington Mutual Inc. (f)	2,800	34,412
Wells Fargo & Co.	2,200	65,450
		1,021,112
HEALTH CARE - 9.2%
Abbott Laboratories	600	31,650
Amgen Inc. (b)	400	16,748
Baxter International Inc.	200	12,464
Bristol-Myers Squibb Co.	800	17,576
Cardinal Health Inc.	100	5,206
Cigna Corp.	800	34,168
Covidien Ltd.	200	9,338
Eli Lilly & Co.	400	19,256
Johnson & Johnson	1,100	73,799
Medtronic Inc.	400	19,472
Merck & Co. Inc.	1,175	44,697
Pfizer Inc.	4,300	86,473
Schering-Plough Corp.	600	11,046
UnitedHealth Group Inc.	500	16,315
WellPoint Inc. (b)	200	9,950
Wyeth	500	22,235
		430,393
INDUSTRIALS - 9.9%
3M Co.	300	23,070
Boeing Co.	300	25,458
Burlington Northern Santa Fe Corp.	100	10,255
Caterpillar Inc.	900	73,692
Emerson Electric Co.	300	15,678
General Electric Co.	3,900	127,530
Goodrich Corp.	650	44,298
Honeywell International Inc.	300	17,820
Masco Corp.	2,800	50,988
Tyco Electronics Ltd.	200	7,482
Tyco International Ltd.	200	9,358

United Parcel Service Inc. - Class B	400	28,964
United Technologies Corp.	400	28,988
		463,581
INFORMATION TECHNOLOGY - 13.7%
Applied Materials Inc.	500	9,330
Automatic Data Processing Inc.	200	8,840
Avnet Inc. (b)	1,000	26,190
Cisco Systems Inc. (b)	2,300	58,972
Computer Sciences Corp. (b)	1,200	52,308
Dell Inc. (b)	800	14,904
Electronic Data Systems Corp.	200	3,712
Hewlett-Packard Co.	1,450	67,208
Ingram Micro Inc. - Class A (b)	1,800	30,618
Intel Corp.	3,300	73,458
International Business Machines Corp.	800	96,560
Microsoft Corp.	3,100	88,412
Motorola Inc.	3,400	33,864
Oracle Corp. (b)	1,500	31,275
QUALCOMM Inc.	600	25,914
Texas Instruments Inc.	500	14,580
Western Union Co.	300	6,900
		643,045
MATERIALS - 5.8%
Alcoa Inc.	300	10,434
Allegheny Technologies Inc.	500	34,415
Dow Chemical Co.	1,500	60,225
EI Du Pont de Nemours & Co.	1,100	53,801
Nucor Corp.	900	67,950
PPG Industries Inc.	700	42,959
		269,784
TELECOMMUNICATION SERVICES - 4.7%
AT&T Inc.	3,000	116,130
Sprint Nextel Corp.	4,600	36,754
Verizon Communications Inc.	1,800	69,264
		222,148
UTILITIES - 1.0%
Dominion Resources Inc.	1,100	47,729

Total Common Stocks (cost $4,995,837)		4,666,127

SHORT TERM INVESTMENTS - 4.7%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.51% (a) (e)	23,490	23,490

Securities Lending Collateral - 4.2%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	199,900	197,641

Total Short Term Investments (cost $223,390)		221,131

Total Investments - 104.3% (cost $5,219,227)		4,887,258

Other Assets and Liabilities, Net - (4.3%)		-202,356
Total Net Assets - 100%		$4,684,902

Jackson Perspective Large Cap Value Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 17.9%
Abercrombie & Fitch Co. - Class A	600	$44,586
Comcast Corp. - Class A	5,800	119,190
Ford Motor Co. (f) (b)	7,600	62,776
Fortune Brands Inc.	1,100	74,382
General Motors Corp. (f)	4,500	104,400
Home Depot Inc.	3,600	103,680
Liz Claiborne Inc. (f)	2,900	51,301
Macy’s Inc.	3,600	91,044
Newell Rubbermaid Inc.	2,500	51,325
Sherwin-Williams Co.	1,600	88,512
VF Corp.	700	52,066
		843,262
CONSUMER STAPLES - 2.4%
Altria Group Inc.	3,400	68,000
Archer-Daniels-Midland Co.	1,000	44,060
		112,060
ENERGY - 11.0%
Apache Corp.	700	94,276
Chevron Corp.	1,250	120,188
ConocoPhillips	1,400	120,610
Newfield Exploration Co. (b)	1,400	85,064
Occidental Petroleum Corp.	1,200	99,852
		519,990
FINANCIALS - 29.8%
Allstate Corp.	1,900	95,684
American International Group Inc.	2,500	115,500
Bank of America Corp.	3,100	116,374
Citigroup Inc.	4,900	123,823
Fannie Mae	3,700	104,710
Hartford Financial Services Group Inc.	1,300	92,651
JPMorgan Chase & Co.	2,500	119,125
Lincoln National Corp.	1,400	75,264
Merrill Lynch & Co. Inc.	2,400	119,592
Sovereign Bancorp Inc. (f)	4,700	35,108
Travelers Cos. Inc.	2,000	100,800
Wachovia Corp.	4,400	128,260
Washington Mutual Inc. (f)	4,700	57,763
Wells Fargo & Co.	4,000	119,000
		1,403,654
HEALTH CARE - 5.0%
Cigna Corp.	1,300	55,523
Merck & Co. Inc.	1,700	64,668
Pfizer Inc.	5,800	116,638
		236,829

INDUSTRIALS - 5.8%
Caterpillar Inc.	1,500	122,820
Goodrich Corp.	1,000	68,150
Masco Corp.	4,500	81,945
		272,915
INFORMATION TECHNOLOGY - 10.9%
Avnet Inc. (b)	1,700	44,523
Computer Sciences Corp. (b)	2,100	91,539
Hewlett-Packard Co.	2,000	92,700
Ingram Micro Inc. - Class A (b)	2,700	45,927
Intel Corp.	3,500	77,910
International Business Machines Corp.	975	117,683
Motorola Inc.	4,600	45,816
		516,098
MATERIALS - 9.1%
Allegheny Technologies Inc.	900	61,947
Dow Chemical Co.	2,400	96,360
EI Du Pont de Nemours & Co.	1,700	83,147
Nucor Corp.	1,500	113,250
PPG Industries Inc.	1,200	73,644
		428,348
TELECOMMUNICATION SERVICES - 6.0%
AT&T Inc.	3,000	116,130
Sprint Nextel Corp.	8,100	64,719
Verizon Communications Inc.	2,600	100,048
		280,897
UTILITIES - 1.7%
Dominion Resources Inc.	1,800	78,102

Total Common Stocks (cost $4,974,679)		4,692,155

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 2.51% (a) (e)	22,048	22,048

Securities Lending Collateral - 6.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	323,000	319,350

Total Short Term Investments (cost $345,048)		341,398

Total Investments - 106.9% (cost $5,319,727)		5,033,553
Other Assets and Liabilities, Net - (6.9%)		-324,757
Total Net Assets - 100%		$4,708,796

Jackson Perspective Mid Cap Value Fund
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 16.7%
Abercrombie & Fitch Co. - Class A	1,000	$74,310
American Axle & Manufacturing Holdings Inc.	5,400	108,756
BorgWarner Inc.	1,100	54,065

Fortune Brands Inc.	1,000	67,620
General Motors Corp. (f)	5,000	116,000
Liz Claiborne Inc. (f)	4,100	72,529
Macy’s Inc.	3,300	83,457
Newell Rubbermaid Inc.	3,400	69,802
Sherwin-Williams Co.	1,300	71,916
VF Corp.	1,200	89,256
		807,711
CONSUMER STAPLES - 2.8%
Altria Group Inc.	2,200	44,000
Corn Products International Inc.	1,900	88,122
		132,122
ENERGY - 9.1%
Apache Corp.	600	80,808
Comstock Resources Inc. (b)	2,800	127,372
Hercules Offshore Inc. (b)	4,200	110,712
Newfield Exploration Co. (b)	2,000	121,520
		440,412
FINANCIALS - 16.4%
American Financial Group Inc.	4,700	128,874
Astoria Financial Corp.	5,100	120,870
Delphi Financial Group Inc.	4,100	111,602
Fannie Mae	2,000	56,600
Lincoln National Corp.	1,400	75,264
Radian Group Inc. (f)	9,700	52,380
Reinsurance Group of America Inc.	2,300	119,554
Sovereign Bancorp Inc. (f)	8,400	62,748
Washington Mutual Inc. (f)	5,300	65,137
		793,029
HEALTH CARE - 5.2%
Cigna Corp.	1,600	68,336
Owens & Minor Inc.	2,400	108,768
Res-Care Inc. (b)	4,500	73,305
		250,409
INDUSTRIALS - 22.1%
Belden Inc.	2,000	67,480
Con-Way Inc.	2,400	111,000
Esterline Technologies Corp. (b)	1,800	100,188
GATX Corp.	2,500	110,000
Goodrich Corp.	1,200	81,780
Kennametal Inc.	2,900	100,833
Lincoln Electric Holdings Inc.	1,500	114,450
Masco Corp.	5,100	92,871
SkyWest Inc.	6,100	116,083
Steelcase Inc.	8,800	97,504
Watson Wyatt Worldwide Inc.	1,300	76,206
		1,068,395
INFORMATION TECHNOLOGY - 9.9%
Avnet Inc. (b)	3,500	91,665
Benchmark Electronics Inc. (b)	5,200	92,456

Computer Sciences Corp. (b)	2,300	100,257
Ingram Micro Inc. - Class A (b)	5,900	100,359
Omnivision Technologies Inc. (b)	5,800	93,032
		477,769
MATERIALS - 11.6%
Allegheny Technologies Inc.	900	61,947
Nucor Corp.	1,300	98,150
Olin Corp.	5,700	114,969
PPG Industries Inc.	1,500	92,055
Reliance Steel & Aluminum Co.	1,700	103,326
Steel Dynamics Inc.	2,600	90,610
		561,057
TELECOMMUNICATION SERVICES - 1.2%
Sprint Nextel Corp.	7,300	58,327

UTILITIES - 4.8%
Pinnacle West Capital Corp.	3,300	112,002
Westar Energy Inc.	5,100	118,269
		230,271

Total Common Stocks (cost $5,024,104)		4,819,502

SHORT TERM INVESTMENTS - 7.3%
Mutual Funds - 0.4%
JNL Money Market Fund, 2.51% (a) (e)	16,902	16,902

Securities Lending Collateral - 6.9%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	339,340	335,505

Total Short Term Investments (cost $356,242)		352,407

Total Investments - 107.1% (cost $5,380,346)		5,171,909
Other Assets and Liabilities, Net - (7.1%)		-342,782
Total Net Assets - 100%		$4,829,127

Jackson Perspective Small Cap Value Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 23.1%
American Axle & Manufacturing Holdings Inc.	5,700	$114,798
Bob Evans Farms Inc.	4,200	117,894
Borders Group Inc. (f)	7,600	47,880
BorgWarner Inc.	2,100	103,215
Brunswick Corp.	2,900	48,372
Champion Enterprises Inc. (b)	8,100	83,592
Jakks Pacific Inc. (b)	4,300	101,007
K-Swiss Inc. - Class A (f)	7,500	109,875
Liz Claiborne Inc. (f)	6,400	113,216
Stein Mart Inc.	19,200	102,336
Superior Industries International Inc.	6,400	129,984
Tupperware Brands Corp.	1,200	47,280

		1,119,449
CONSUMER STAPLES - 4.2%
Corn Products International Inc.	2,500	115,950
Del Monte Foods Co.	9,700	87,494
		203,444
ENERGY - 7.5%
Comstock Resources Inc. (b)	2,900	131,921
Hercules Offshore Inc. (b)	4,300	113,348
Newfield Exploration Co. (b)	1,900	115,444
		360,713
FINANCIALS - 13.4%
American Financial Group Inc.	4,800	131,616
Astoria Financial Corp.	5,100	120,870
Delphi Financial Group Inc.	4,000	108,880
Radian Group Inc. (f)	11,400	61,560
Reinsurance Group of America Inc.	2,300	119,554
SeaBright Insurance Holdings Inc. (b)	6,900	107,088
		649,568
HEALTH CARE - 4.9%
Owens & Minor Inc.	2,800	126,896
Res-Care Inc. (b)	6,900	112,401
		239,297
INDUSTRIALS - 25.0%
Belden Inc.	2,700	91,098
Con-Way Inc.	2,400	111,000
Esterline Technologies Corp. (b)	2,300	128,018
GATX Corp.	3,300	145,200
GenCorp Inc. (b)	13,100	112,267
Kennametal Inc.	3,700	128,649
Lincoln Electric Holdings Inc.	1,700	129,710
SkyWest Inc.	6,200	117,986
Steelcase Inc.	11,200	124,096
Watson Wyatt Worldwide Inc.	2,100	123,102
		1,211,126
INFORMATION TECHNOLOGY - 10.0%
Avnet Inc. (b)	4,400	115,236
Benchmark Electronics Inc. (b)	6,400	113,792
Ingram Micro Inc. - Class A (b)	7,800	132,678
Omnivision Technologies Inc. (f) (b)	7,500	120,300
		482,006
MATERIALS - 7.1%
Olin Corp.	5,500	110,935
Reliance Steel & Aluminum Co.	1,900	115,482
Steel Dynamics Inc.	3,400	118,490
		344,907
UTILITIES - 4.8%
Pinnacle West Capital Corp.	3,400	115,396
Westar Energy Inc.	5,000	115,950
		231,346

Total Common Stocks (cost $4,959,084)			4,841,856

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 0.2%
JNL Money Market Fund, 2.51% (a) (e)		11,396	11,396

Securities Lending Collateral - 6.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)		328,625	324,912

Total Short Term Investments (cost $340,021)			336,308

Total Investments - 106.9% (cost $5,299,105)			5,178,164
Other Assets and Liabilities, Net - (6.9%)			-335,112
Total Net Assets - 100%			$4,843,052

Jackson Perspective Asia Pacific ex-Japan Bond Fund
CORPORATE BONDS AND NOTES - 44.8%
CONSUMER DISCRETIONARY - 6.1%
Hang Fung Gold Technology Ltd., 9.25%, 10/17/14		$100,000	$84,000
Hotel Properties Ltd., 3.30%, 03/07/11	SGD	1,250,000	926,035
PT Gajah Tunggal Tbk, 10.25%, 07/21/10		200,000	182,404
			1,192,439
CONSUMER STAPLES - 2.4%
Kuala Lumpur Kepong Berhad, 4.00%, 05/10/12 MYR		1,500,000	463,343

FINANCIALS - 26.3%
Agile Property Holdings Ltd., 9.00%, 09/22/13 (g) (j)		100,000	91,500
Ascott Capital PTE Ltd., 3.58%, 09/28/12	SGD	500,000	366,358
CapitaMall Trust Management Ltd., 3.25%, 04/01/10	SGD	500,000	365,879
CDL Properties Ltd., 3.85%, 10/12/11	SGD	350,000	267,650
General Electric Capital Corp., 3.65%, 04/06/09	SGD	250,000	187,486
Morgan Stanley Credit Linked Note, 7.20%, 03/05/20 (c)		2,000,000	1,910,000
PT Tunas Financindo Sarana, 10.00%, 02/27/09	IDR	8,000,000,000	870,390
UOB Cayman Ltd., 5.80% (callable at 100 beginning 03/15/16) (g) (h)		100,000	94,368
Wharf Finance (BVI) Ltd., 4.45%, 09/28/09 (c)	HKD	7,000,000	914,033
Woori Bank, 6.21%, 05/02/37 (g) (j)		100,000	82,362
			5,150,026
MATERIALS - 1.0%
Nine Dragons Paper Holdings Ltd., 7.88%, 04/29/13 (g) (j)		200,000	198,420

TELECOMMUNICATION SERVICES - 3.6%
Binariang GSM Sdn Bhd, 5.55%, 12/27/13	MYR	1,250,000	401,749
Excelcomindo Pratama PT
10.35%, 04/26/12	IDR	2,000,000,000	216,953
7.13%, 01/18/13 (g) (j)		100,000	99,125
			717,827
UTILITIES - 5.4%
CLP Power HK Financing Ltd.
5.00%, 09/30/13	HKD	1,000,000	135,219

4.75%, 01/18/16	HKD	6,000,000	814,939
Majapahit Holding BV, 7.25%, 10/17/11 (g) (j)		100,000	100,125
			1,050,283

Total Corporate Bonds and Notes (cost $7,710,594)			8,772,338

GOVERNMENT AND AGENCY OBLIGATIONS - 52.7%
GOVERNMENT SECURITIES - 52.7%
Sovereign - 52.7%
Hong Kong Government Bond
2.03%, 03/18/13	HKD	6,000,000	756,376
4.65%, 08/29/22	HKD	500,000	78,391
Indonesia Government Bond
11.00%, 12/15/12	IDR	2,700,000,000	279,152
9.00%, 09/15/13	IDR	3,000,000,000	281,599
9.50%, 06/15/15	IDR	2,600,000,000	239,710
10.00%, 07/15/17	IDR	1,000,000,000	92,192
15.00%, 07/15/18	IDR	1,000,000,000	121,480
9.00%, 09/15/18	IDR	1,000,000,000	84,792
9.50%, 07/15/23	IDR	1,000,000,000	81,831
Korea Monetary Stab Bond, 5.04%, 01/24/09	KRW	1,800,000,000	1,796,429
Korean Treasury Bond, 5.50%, 09/10/17	KRW	1,500,000,000	1,538,064
Malaysia Government Bond, 3.81%, 02/15/17	MYR	3,000,000	945,918
Philippine Government Bond
5.50%, 02/21/10	PHP	20,000,000	457,158
5.75%, 02/21/12	PHP	26,000,000	571,900
7.13%, 08/01/12	PHP	5,000,000	115,486
9.13%, 09/04/16	PHP	8,000,000	199,616
7.75%, 08/23/17	PHP	3,500,000	79,971
Singapore Government Bond
3.63%, 07/01/14	SGD	400,000	320,778
3.75%, 09/01/16	SGD	300,000	243,169
3.13%, 09/01/22	SGD	350,000	257,414
3.50%, 03/01/27	SGD	200,000	150,071
Thailand Government Bond
4.25%, 03/13/13	THB	6,000,000	189,979
5.00%, 12/03/14	THB	36,000,000	1,170,736
5.13%, 03/13/18	THB	8,000,000	257,720

Total Government and Agency Obligations (cost $10,761,951)			10,309,932

SHORT TERM INVESTMENTS - 1.9%
Mutual Funds - 1.9%
JNL Money Market Fund, 2.51% (a) (e)		373,664	373,664

Total Short Term Investments (cost $373,664)			373,664

Total Investments - 99.4% (cost $19,893,052)			19,455,934
Other Assets and Liabilities, Net - 0.6%			117,143
Total Net Assets - 100%			$19,573,077

Jackson Perspective Asia ex-Japan Fund
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 7.9%
Hankook Tire Co. Ltd.	4,620	$70,960
Huabao International Holdings Ltd.	120,000	107,171
LG Electronics Inc.	797	124,401
Lotte Shopping Co. Ltd. (b)	44	16,061
PT Astra International Tbk	31,500	68,315
		386,908
CONSUMER STAPLES - 2.1%
Hengan International Group Company Ltd. (b)	4,725	16,885
Shinsegae Co. Ltd.	130	84,277
		101,162
ENERGY - 9.5%
China Petroleum & Chemical Corp.	94,000	99,752
CNOOC Ltd.	56,000	98,877
PT Medco Energi Internasional Tbk	103,339	43,982
PTT Public Company Ltd.	4,900	51,611
SK Energy Co. Ltd.	700	85,872
Yanzhou Coal Mining Co. Ltd.	46,000	84,880
		464,974
FINANCIALS - 32.2%
ARA Asset Management Ltd. (b) (g) (j)	79,000	44,275
Bangkok Bank Public Co. Ltd.	19,000	83,885
Bank of China Ltd.	273,000	139,422
Bumiputra-Commerce Holdings Berhad	28,300	89,137
China Construction Bank Corp.	65,000	58,718
Chinatrust Financial Holding Co. Ltd. (b)	117,000	122,005
DBS Group Holdings Ltd.	8,000	117,164
Guangzhou R&F Properties Co. Ltd.	28,800	82,411
Hana Financial Group Inc.	2,310	104,482
ICICI Bank Ltd. - ADR	2,600	115,934
Korea Exchange Bank	6,660	101,297
Kowloon Development Co. Ltd.	43,000	94,904
Metropolitan Bank & Trust Co.	54,800	45,375
PT Bank Rakyat Indonesia (b)	99,000	63,874
Shui On Land Ltd.	79,000	78,563
Wharf Holdings Ltd.	27,000	137,024
Yuanta Financial Holding Co. Ltd. (b)	110,000	104,771
		1,583,241
INDUSTRIALS - 7.9%
Bakrie and Brothers Tbk PT (b)	796,000	44,021
BYD Co. Ltd. (b)	43,000	47,562
China COSCO Holdings Co. Ltd. (b)	60,500	180,495
Far Eastern Textile Co. Ltd.	70,000	117,711
		389,789
INFORMATION TECHNOLOGY - 19.7%
AAC Acoustic Technologies Holdings Inc. (b)	84,000	82,996
Advanced Semiconductor Engineering Inc. - ADR (f)	22,000	113,520
Asustek Computer Inc. - GDR (f)	6,200	100,440

AU Optronics Corp. - ADR (f)	5,300	103,456
HON HAI Precision Industry Co. Ltd. - GDR	11,400	129,390
MediaTek Inc.	8,000	103,785
S1 Corp.	1,289	80,992
Samsung Electronics Co. Ltd.	114	80,840
Samsung Electronics Co. Ltd. - GDR (g) (j)	250	88,343
Satyam Computer Services Ltd. - ADR (f)	1,800	46,224
ZTE Corp.	9,240	38,712
		968,698
MATERIALS - 4.4%
Rio Tinto Ltd. (f)	508	65,223
Taiwan Cement Corp.	93,000	151,195
		216,418
TELECOMMUNICATION SERVICES - 9.7%
Advanced Info Service Public Company Ltd.	20,300	59,537
China Mobile Ltd.	14,500	249,508
China Netcom Group Corp. Hong Kong Ltd.	35,000	105,541
LG Dacom Corp.	3,300	62,534
		477,120
UTILITIES - 1.0%
Korea Electric Power Corp. - ADR	3,100	50,933

Total Common Stocks (cost $4,642,126)		4,639,243

INVESTMENT FUNDS - 4.5%
iShares MSCI India Fund	27,100	218,697

Total Investment Funds (cost $256,338)		218,697

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 0.3%
JNL Money Market Fund, 2.51% (a) (e)	15,398	15,398

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	377,425	373,160

Total Short Term Investments (cost $392,823)		388,558

Total Investments - 106.8% (cost $5,291,287)		5,246,498
Other Assets and Liabilities, Net - (6.8%)		-332,772
Total Net Assets - 100%		$4,913,726

Jackson Perspective Asia ex-Japan Infrastructure Fund
COMMON STOCKS - 89.1%
CONSUMER DISCRETIONARY - 2.0%
PT Astra International Tbk	44,000	$95,424

ENERGY - 15.3%
China Petroleum & Chemical Corp.	124,000	131,587

China Shenhua Energy Co. Ltd.	20,500	94,172
CNOOC Ltd.	59,000	104,174
Formosa Petrochemical Corp.	34,000	100,948
GS Holdings Corp.	2,020	80,889
PTT Public Company Ltd.	7,400	77,943
Reliance Industries Ltd. - GDR (b) (g) (j)	1,000	131,000
		720,713
INDUSTRIALS - 24.7%
Bakrie and Brothers Tbk PT (b)	348,250	19,260
China Railway Group Ltd. (f) (b)	104,000	99,554
China Shipping Development Co. Ltd.	38,000	127,509
Daelim Industrial Co. Ltd.	1,004	135,682
GS Engineering & Construction Corp.	628	92,385
Larsen & Toubro Ltd. - GDR	1,450	108,315
MTR Corp.	28,000	100,242
NWS Holdings Ltd.	49,000	134,868
Plus Expressways Berhad	101,600	103,562
SembCorp Industries Ltd.	26,000	80,528
Shenzhen Expressway Co. Ltd.	136,000	99,297
Wasion Meters Group Ltd.	128,000	65,700
		1,166,902
INFORMATION TECHNOLOGY - 2.6%
S1 Corp.	1,920	120,640

MATERIALS - 5.6%
China Steel Corp.	57,000	93,604
Nan Ya Plastics Corp.	39,000	91,840
The Siam Cement Public Co. Ltd.	11,700	79,697
		265,141
TELECOMMUNICATION SERVICES - 16.3%
Advanced Info Service Public Company Ltd.	22,900	67,162
China Netcom Group Corp. Hong Kong Ltd.	48,500	146,250
Chungwa Telecom Co. Ltd.	52,000	134,067
Far EasTone Telecommunications Co. Ltd.	79,179	135,226
LG Telecom Ltd.	11,412	101,640
Singapore Telecommunications Ltd.	65,000	185,023
		769,368
UTILITIES - 22.6%
Cheung Kong Infrastructure Holdings Ltd.	27,000	116,756
China Resources Power Holdings Co. Ltd.	44,000	111,452
Electricity Generating Public Co. Ltd.	25,400	76,096
Gail India Ltd. - GDR	1,650	110,550
Guangdong Investment Ltd.	182,000	89,212
Hong Kong & China Gas Co. Ltd.	42,000	122,877
Korea Electric Power Corp.	2,760	92,904
Manila Water Co. Inc.	224,700	94,356
C Energy Development Corp.	768,000	94,478
Reliance Energy Ltd. - GDR (f)	800	85,055
Tenaga Nasional Berhad	34,900	72,363
		1,066,099

Total Common Stocks (cost $4,504,695)		4,204,287

INVESTMENT FUNDS - 1.9%
Macquarie Korea Infrastructure Fund	13,890	89,908

Total Investment Funds (cost $95,361)		89,908

SHORT TERM INVESTMENTS - 11.5%
Mutual Funds - 8.7%
JNL Money Market Fund, 2.51% (a) (e)	409,145	409,145

Securities Lending Collateral - 2.8%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	135,364	133,834

Total Short Term Investments (cost $544,509)		542,979

Total Investments - 102.5% (cost $5,144,565)		4,837,174
Other Assets and Liabilities, Net - (2.5%)		-119,293
Total Net Assets - 100%		$4,717,881

Jackson Perspective China-India Fund
COMMON STOCKS - 91.9%
CONSUMER DISCRETIONARY - 5.5%
GOME Electrical Appliances Holdings Ltd.	55,000	$125,623
Huabao International Holdings Ltd.	125,000	111,637
		237,260
CONSUMER STAPLES - 3.5%
ITC Ltd. - GDR (f)	28,200	152,280

ENERGY - 16.0%
China Petroleum & Chemical Corp.	162,000	171,913
China Shenhua Energy Co. Ltd.	31,000	142,407
CNOOC Ltd.	89,000	157,143
Reliance Industries Ltd. - GDR (b) (g) (j)	1,700	222,700
		694,163
FINANCIALS - 16.7%
Axis Bank Ltd. - GDR	5,750	133,688
Bank of China Ltd.	336,000	171,597
Franshion Properties China Ltd. (b)	126,000	53,355
HDFC Bank Ltd. - ADR	700	78,960
ICICI Bank Ltd. - ADR	4,000	178,360
Ping an Insurance Group Co. of China Ltd. (f)	8,000	75,913
State Bank of India Ltd. - GDR	330	30,656
		722,529
HEALTH CARE - 4.6%
Dr. Reddy’s Lab Ltd. - ADR (f)	5,000	76,350
Ranbaxy Laboratories Ltd. - GDR (b)	10,235	121,694
		198,044

INDUSTRIALS - 12.6%
Beijing Capital International Airport Co. Ltd.	50,000	51,135
BYD Electronics Co. Ltd.	78,300	137,045
BYD Co. Ltd. (b)	29,500	32,629
China Railway Group Ltd. (f) (b)	47,000	44,991
China Shipping Development Co. Ltd.	38,000	127,509
Larsen & Toubro Ltd. - GDR	2,050	153,135
		546,444
INFORMATION TECHNOLOGY - 15.7%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	84,972
Infosys Technologies Ltd. - ADR (f)	4,800	209,712
Satyam Computer Services Ltd. - ADR (f)	7,800	200,304
Travelsky Technology Ltd.	80,000	69,497
Wipro Ltd. - ADR (f)	8,900	115,700
		680,185
MATERIALS - 3.3%
Anhui Conch Cement Co. Ltd.	8,000	63,954
Sterlite Industries India Ltd. - ADR (b)	3,700	76,923
		140,877
TELECOMMUNICATION SERVICES - 9.5%
China Mobile Ltd.	13,500	232,300
China Netcom Group Corp. Hong Kong Ltd.	60,000	180,928
		413,228
UTILITIES - 4.5%
China Resources Power Holdings Co. Ltd.	32,000	81,056
Reliance Energy Ltd. - GDR (f) (g) (j)	1,050	111,635
		192,691

Total Common Stocks (cost $4,341,140)		3,977,701

INVESTMENT FUNDS - 5.4%
iShares Asia Trust	9,300	22,721
iShares MSCI India Fund	26,200	211,434

Total Investment Funds (cost $270,119)		234,155

SHORT TERM INVESTMENTS - 22.5%
Mutual Funds - 2.1%
JNL Money Market Fund, 2.51% (a) (e)	91,707	91,707

Securities Lending Collateral - 20.4%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	894,195	884,091

Total Short Term Investments (cost $985,902)		975,798

Total Investments - 119.8% (cost $5,597,161)		5,187,654
Other Assets and Liabilities, Net - (19.8%)		-857,734
Total Net Assets - 100%		$4,329,920

Jackson Perspective Emerging Asia ex-Japan Fund

COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 7.0%
Huabao International Holdings Ltd.	120,000	$107,171
Mahindra & Mahindra Ltd. - GDR (b)	7,750	129,038
PT Astra International Tbk	30,500	66,146
		302,355
CONSUMER STAPLES - 0.4%
Hengan International Group Company Ltd. (b)	5,299	18,937

ENERGY - 16.9%
China Petroleum & Chemical Corp.	130,000	137,954
CNOOC Ltd.	59,000	104,174
DMCI Holdings Inc. (b)	276,000	39,829
PT Medco Energi Internasional Tbk	252,500	107,467
PT Tambang Batubara Bukit Asam Tbk	47,500	54,598
PTT Public Company Ltd.	11,000	115,863
Reliance Industries Ltd. - GDR (b) (g) (j)	600	78,600
Yanzhou Coal Mining Co. Ltd.	50,000	92,261
		730,746
FINANCIALS - 25.8%
Axis Bank Ltd. - GDR	3,250	75,563
Banco de Oro-EPCI Inc.	39,300	43,699
Bangkok Bank Public Co. Ltd.	29,200	128,918
Bank Mandiri Persero Tbk PT	284,500	88,694
Bank of Ayudhya Public Co. Ltd. (b)	58,100	45,806
Bank of China Ltd.	110,000	56,178
Bumiputra-Commerce Holdings Berhad	28,100	88,507
China Construction Bank Corp.	50,000	45,168
Guangzhou R&F Properties Co. Ltd.	27,200	77,832
ICICI Bank Ltd. - ADR	2,000	89,180
IGB Corp. Berhad	168,500	99,745
Metropolitan Bank & Trust Co.	62,800	51,999
PT Bank Rakyat Indonesia (b)	80,500	51,938
Public Bank Berhad	12,400	44,748
SP Setia Berhad	43,700	58,654
State Bank of India Ltd. - GDR (f)	700	65,030
		1,111,659
INDUSTRIALS - 13.1%
Bakrie and Brothers Tbk PT (b)	801,750	44,339
BYD Co. Ltd. (b)	19,000	21,015
China COSCO Holdings Co. Ltd. (b)	64,000	190,937
Gamuda Berhad	65,000	64,198
Italian-Thai Development Public Co. Ltd.	440,300	115,247
Larsen & Toubro Ltd. - GDR	750	56,025
PT Adhi Karya Tbk	488,500	31,783
SM Investments Corp.	7,190	42,524
		566,068
INFORMATION TECHNOLOGY - 8.2%
AAC Acoustic Technologies Holdings Inc. (b)	86,000	84,972
Satyam Computer Services Ltd. - ADR (f)	4,700	120,696

Travelsky Technology Ltd.	75,000	65,153
ZTE Corp.	19,320	80,943
		351,764
MATERIALS - 6.1%
Anhui Conch Cement Co. Ltd.	10,000	79,942
PT Indocement Tunggal Prakarsa Tbk	124,500	75,602
PTT Chemical Public Co. Ltd.	11,400	38,467
Sterlite Industries India Ltd. - ADR (b)	3,400	70,686
		264,697
TELECOMMUNICATION SERVICES - 14.6%
Advanced Info Service Public Company Ltd.	18,500	54,258
China Mobile Ltd.	15,000	258,111
China Netcom Group Corp. Hong Kong Ltd.	52,000	156,804
Telekomunikasi Indonesia Tbk PT	80,000	76,773
True Corp. Public Co. Ltd. (b)	536,500	82,564
		628,510
UTILITIES - 3.2%
Manila Water Co. Inc.	85,000	35,693
Reliance Energy Ltd. - GDR (f)	500	53,159
Tanjong Plc	9,300	47,398
		136,250

Total Common Stocks (cost $4,528,248)		4,110,986

INVESTMENT FUNDS - 4.5%
iShares MSCI India Fund	24,200	195,294

Total Investment Funds (cost $232,246)		195,294

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 1.3%
JNL Money Market Fund, 2.51% (a) (e)	57,064	57,064

Securities Lending Collateral - 5.6%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	242,125	239,389

Total Short Term Investments (cost $299,189)		296,453

Total Investments - 106.7% (cost $5,059,683)		4,602,733
Other Assets and Liabilities, Net - (6.7%)		-288,328
Total Net Assets - 100%		$4,314,405

Jackson Perspective Japan Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 21.1%
Bridgestone Corp.	18,900	$345,157
Fuji Heavy Industries Ltd. (f)	31,000	132,961
Fuji Television Network Inc.	152	248,497
Kadokawa Shoten Publishing Co. Ltd.	5,200	128,269

Komeri Co. Ltd.	7,500	198,346
Nissan Motor Co. Ltd.	25,000	221,667
NOK Corp. (f)	9,500	188,200
Onward Kashiyama Co. Ltd.	20,000	226,956
Sony Corp.	5,200	239,034
Sumitomo Forestry Co. Ltd. (f)	27,000	191,364
		2,120,451
CONSUMER STAPLES - 6.2%
Ajinomoto Co. Inc.	27,000	271,597
J-Oil Mills Inc. (b)	25,000	76,693
Seven & I Holdings Co. Ltd.	9,200	273,386
		621,676
FINANCIALS - 26.5%
Aiful Corp.	12,400	243,266
Creed Office Investment Corp.	13	30,879
Mitsubishi UFJ Financial Group Inc.	49,000	539,078
ORIX Corp.	1,800	324,739
Sompo Japan Insurance Inc.	36,000	400,558
Sumitomo Mitsui Financial Group Inc. (f)	62	533,635
Sumitomo Trust & Banking Co. Ltd.	66,000	593,451
		2,665,606
HEALTH CARE - 1.7%
Daiichi Sankyo Co. Ltd.	6,100	167,774

INDUSTRIALS - 11.3%
Arrk Corp.	35,200	107,985
Ebara Corp. (f)	43,000	155,484
JS Group Corp. (f)	11,500	199,178
Meitec Corp. (f)	7,100	203,130
Obayashi Corp.	39,000	188,652
Sumitomo Corp.	9,400	126,286
Toppan Forms Co. Ltd. (f)	14,300	155,122
		1,135,837
INFORMATION TECHNOLOGY - 23.0%
Advantest Corp.	9,700	266,322
FUJIFILM Holdings Corp.	3,700	141,972
Fujitsu Ltd.	21,000	133,894
IT Holdings Corp. (b)	3,100	64,096
Keyence Corp.	500	127,230
Koei Co. Ltd.	6,900	107,496
NEC Corp.	71,000	335,250
New Japan Radio Co. Ltd.	15,000	55,682
Obic Co. Ltd.	1,400	258,095
Rohm Co. Ltd.	5,400	376,497
Sumisho Computer Systems Corp. (f)	19,600	375,658
THine Electronics Inc.	66	72,991
		2,315,183
MATERIALS - 6.6%
Asahi Kasei Corp.	23,000	130,278
Kaneka Corp.	34,000	233,130

Lintec Corp.	8,100	104,926
OJI Paper Co. Ltd.	45,000	202,529
	670,863
TELECOMMUNICATION SERVICES - 2.7%
NTT DoCoMo Inc.	183	269,260

Total Common Stocks (cost $9,841,300)		9,966,650

SHORT TERM INVESTMENTS - 12.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 2.51% (a) (e)	5,630	5,630

Securities Lending Collateral - 12.7%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	1,295,270	1,280,633

Total Short Term Investments (cost $1,300,900)		1,286,263

Total Investments - 111.9% (cost $11,142,200)		11,252,913
Other Assets and Liabilities, Net - (11.9%)		-1,197,169
Total Net Assets - 100%		$10,055,744

Jackson Perspective Asian Pacific Real Estate Fund
COMMON STOCKS - 93.7%
FINANCIALS - 93.7%
Allco Commercial Real Estate Investment Trust	161,000	$96,169
Amfirst Real Estate Investment Trust	370,400	103,182
ARA Asset Management Ltd. (b) (g) (j)	164,000	91,914
Ascendas India Trust	119,000	103,551
Ascendas Real Estate Investment Trust	18,000	34,113
Ascott Residence Trust	105,000	102,983
Axis Real Estate Investment Trust	182,200	101,511
Cambridge Industrial Trust	181,000	93,433
CapitaMall Trust	27,000	69,289
Centro Retail Group (f)	55,632	25,194
CFS Retail Property Trust (f)	41,219	87,114
Commonwealth Property Office Fund (f)	14,651	19,490
DB RREEF Trust	139,363	232,079
Goodman Group	60,675	258,757
GPT Group	79,475	249,700
ING Industrial Fund (f)	26,487	52,230
Japan Prime Realty Investment Corp. (f)	31	97,783
Japan Real Estate Investment Corp.	19	224,744
Japan Retail Fund Investment Corp.	20	118,286
K-Reit Asia (b)	144,000	160,348
Link Real Estate Investment Trust	83,500	200,362
Lippo-Mapletree Indonesia Retail Trust (b)	232,000	97,519
MacarthurCook Industrial Real Estate Investment Trust	175,000	122,599
Macquarie MEAG Prime Real Estate Investment Trust	102,000	92,519
Macquarie Office Trust	101,103	98,253

Mapletree Logistics Trust	120,000	91,147
Mirvac Group	49,930	197,858
Nippon Building Fund Inc.	18	235,419
Nomura Real Estate Office Fund Inc. (f)	14	111,208
Regal Real Estate Investment Trust	386,000	93,613
Starhill Real Estate Investment Trust	386,800	107,751
Stockland Corp. Ltd.	35,440	241,755
Suntec Real Estate Investment Trust	107,000	119,148
Tower Real Estate Investment Trust	230,500	92,667
Westfield Group	12,953	222,915

Total Common Stocks (cost $4,683,717)		4,446,603

INVESTMENT FUNDS - 1.9%
CPN Retail Growth Property Fund	272,600	90,265

Total Investment Funds (cost $91,995)		90,265

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 0.6%
JNL Money Market Fund, 2.51% (a) (e)	27,834	27,834

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (e)	364,579	360,460

Total Short Term Investments (cost $392,413)		388,294

Total Investments - 103.8% (cost $5,168,125)		4,925,162
Other Assets and Liabilities, Net - (3.8%)		-180,357
Total Net Assets - 100%		$4,744,805

JNL Money Market Fund
SHORT TERM INVESTMENTS - 100.0%
Certificates of Deposit - 25.4%
ABN Amro Bank, 3.02%, 05/13/08	$9,000,000	$9,000,000
Abbey National Plc, 2.63%, 07/17/08	6,000,000	6,000,000
American Express Bank, 2.77%, 10/06/08	8,000,000	8,000,000
Barclays Bank Plc, 2.88%, 07/24/08	7,000,000	7,000,000
BNP Paribas
2.40%, 06/19/08	4,000,000	4,000,000
2.65%, 09/12/08	11,000,000	11,000,000
Calyon North America Inc., 2.70%, 07/16/08	6,000,000	6,000,000
Citibank, 2.70%, 07/17/08	6,000,000	6,000,000
Credit Suisse First Boston
5.32%, 05/27/08	5,500,000	5,500,000
5.37%, 06/04/08	3,500,000	3,500,000
Deutsche Bank AG, 2.55%, 7/14/08	8,000,000	8,000,000
HSBC, 2.59%, 07/14/08	8,000,000	8,000,000
Lloyds TSB Group Plc, 2.60%, 09/17/08	14,000,000	14,000,000

Marshall & Ilsley Bank, 2.94%, 05/09/08	9,000,000	9,000,000
Prebon Yamane USA Inc., 3.09%, 05/05/08	9,000,000	9,000,000
Rabobank Nederland, 2.82%, 07/22/08	7,000,000	7,000,000
Societe Generale
3.00%, 05/07/08	9,000,000	9,000,000
2.91%, 07/31/08	6,000,000	6,000,151
Svenska Handels NY, 2.69%, 07/18/08	6,000,000	6,000,000
		142,000,151
Commercial Paper - 34.4%
Apreco LLC, 2.79%, 05/21/08 (g) (j)	3,500,000	3,494,574
AstraZeneca Plc
3.55%, 07/14/08 (g) (j)	10,000,000	9,927,028
2.83%, 09/02/08 (g) (j)	4,000,000	3,961,008
Cafco LLC, 3.15%, 05/06/08 (g) (j)	12,000,000	11,994,750
Cargill Inc., 2.95%, 05/30/08 (g) (j)	14,000,000	13,966,731
Chariot Funding LLC, 2.70%, 05/08/08 (g) (j)	6,500,000	6,496,588
Ciesco LLC, 2.88%, 05/27/08 (g) (j)	6,000,000	5,987,520
CRC Funding LLC, 2.88%, 06/03/08 (g) (j)	6,000,000	5,984,159
Edison Asset Securitization LLC, 2.47%, 05/06/08 (g) (j)	7,000,000	6,997,599
Eureka Securities LLC, 2.80%, 05/14/08 (g) (j)	9,000,000	8,990,900
Falcon Asset Securitization Corp., 2.75%, 05/20/08 (g) (j)	7,000,000	6,990,025
General Electric Capital Corp., 2.61%, 07/23/08	15,000,000	14,909,738
JPMorgan Chase & Co., CP, 2.15%, 05/28/08	10,000,000	9,983,875
Jupiter Security Corp., 2.75%, 05/08/08 (g) (j)	10,000,000	9,994,653
Morgan Stanley, 3.07%, 06/16/08	11,000,000	10,956,849
Nestle, 2.23%, 06/13/08 (g) (j)	10,000,000	9,973,364
Park Avenue Receivables LLC, 2.75%, 05/08/08 (g) (j)	10,000,000	9,994,653
Pfizer Inc., 4.41%, 05/15/08 (g) (j)	9,000,000	8,984,565
Prudential Funding Corp., 2.38%, 06/16/08	11,000,000	10,966,548
Ranger Funding Co. LLC, 2.75%, 05/21/08 (g) (j)	7,000,000	6,989,500
Southern Co., 2.30%, 05/02/08 (g) (j)	11,000,000	10,999,297
Toyota Motor Corp., 1.95%, 06/16/08	5,000,000	4,987,541
		193,531,465
Federal Home Loan Bank - 8.9%
Federal Home Loan Bank
2.49%, 08/06/08	20,000,000	19,865,817
2.51%, 08/13/08	30,000,000	29,782,900
		49,648,717
Federal Home Loan Mortgage Corp. - 13.9%
Federal Home Loan Mortgage Corp.
3.45%, 05/30/08	8,000,000	7,977,767
3.88%, 06/15/08	11,000,000	11,004,816
2.52%, 06/20/08	8,000,000	7,972,000
2.51%, 07/11/08	13,000,000	12,935,646
2.50%, 07/28/08	10,000,000	9,938,889
2.47%, 08/04/08	8,000,000	7,947,855
2.03%, 09/02/08	20,000,000	19,860,156
		77,637,129
Federal National Mortgage Association - 1.4%
Federal National Mortgage Association
3.45%, 06/12/08	4,000,000	3,983,900
3.37%, 07/16/08	4,000,000	3,971,542
		7,955,442
Funding Agreement - 0.6%
MetLife Inc., 3.15%, 07/31/08 (d) (g) (i)	3,200,000	3,200,000

Repurchase Agreement - 15.4%
Repurchase Agreement with Bank of New York Mellon
Corp., 1.98% (Collateralized by $63,838,517 Federal
Home Loan Mortgage Corp., 4.50% - 5.50%, due
04/01/23 – 04/01/38, value $63,089,805 and by
$24,603,158 Federal National Mortgage Association,
5.50%, due 07/01/34, value $24,834,195) acquired
on 04/30/08, due 05/01/08 at $86,204,741	$86,200,000	86,200,000

Total Short Term Investments (cost $560,172,904)		560,172,904

Total Investments - 100.0% (cost $560,172,904)		560,172,904
Other Assets and Liabilities, Net - 0.0%		-260,094
Total Net Assets - 100%		$559,912,810

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2008

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Variable rate security. Rate stated is in effect as of April 30, 2008.
(e)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2008.
(f)	All or portion of the security has been loaned.
(g)	Rule 144A, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of these types of securities to an institutional investor.
(h)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(i)	Illiquid security. At April 30, 2008, the aggregate value of illiquid securities and percentage of net assets for the JNL Money Market Fund are $3,200,000 and 0.6%, respectively.
(j)	Rule 144A, Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees.
As of April 30, 2008 the value of 144A securities, in Jackson Perspective Asia Pacific ex-Japan Bond Fund, Jackson Perspective Asia ex-Japan Fund,
Jackson Perspective Asia ex-Japan Infrastructure Fund, Jackson Perspective China-India Fund, Jackson Perspective Emerging Asia ex-Japan Fund,
Jackson Perspective Asian Pacific Real Estate Fund, and JNL Money Market Fund is: $665,900; $132,618; $131,000; $334,335; $78,600; $91,914;
and $141,726,914, respectively.

Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt
HKD - Hong Kong Dollar
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - Korean Won
MYR - Malaysian Ringgit
PHP - Philippine Peso
SGD - Singapore Dollar
THB - Thailand Thaibaht
TWD - Taiwan Dollar
USD - United States Dollar

Summary of Open Forward Foreign Currency Contracts:

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

Jackson Perspective Asia Pacific ex-Japan Bond Fund
IDR/USD	6/12/08	2,785,500,000	IDR	$ 300,475	$ 475
INR/USD	5/22/08	40,150,000	INR	989,527	(10,473)
INR/USD	5/28/08	35,748,000	INR	880,645	(19,355)
INR/USD	6/3/08	19,900,000	INR	490,029	(9,971)
KRW/USD	5/29/08	199,170,000	KRW	198,742	(1,258)
KRW/USD	6/23/08	201,600,000	KRW	201,207	1,207
MYR/USD	9/24/08	843,363	MYR	266,573	1,573
TWD/USD	5/2/08	18,180,000	TWD	597,093	(2,907)
TWD/USD	5/29/08	57,541,500	TWD	1,892,237	(7,763)
USD/HKD	5/29/08	(14,015,880)	HKD	(1,800,161)	(161)
USD/IDR	6/12/08	(5,550,000,000)	IDR	(598,684)	1,316
USD/TWD	5/2/08	(18,180,000)	TWD	(597,094)	441
				$ 2,820,589	$ (46,876)

Summary of Investments by Sector (as a percentage of total investments):

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Asia Pacific ex-Japan
Sector	Fund	Fund	Fund	Fund	Bond Fund
Consumer Discretionary	11.9%	16.8%	15.7%	21.6%	6.1%
Consumer Staples	7.8	2.2	2.6	3.9	2.4
Energy	12.4	10.3	8.5	7.0	-
Financials	20.9	27.9	15.3	12.5	21.0
Health Care	8.8	4.7	4.8	4.6	-
Industrials	9.5	5.4	20.7	23.4	-
Information Technology	13.2	10.3	9.2	9.3	-
Materials	5.5	8.5	10.8	6.7	1.0
Telecommunication Services	4.5	5.6	1.1	-	3.7
Utilities	1.0	1.6	4.5	4.5	5.4
Government Securities	-	-	-	-	53.0
Mutual Funds	0.5	0.4	0.3	0.2	1.9
Other Short Term Securities	4.0	6.3	6.5	6.3	5.5
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2008

Summary of Investments by Sector (as a percentage of total investments):

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	JNL
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Money
	Asia ex-Japan	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	Market
Sector	Fund	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund	Fund
Consumer Discretionary	7.4%	2.0%	4.6%	6.6%	18.7%	-%	-%
Consumer Staples	1.9	-	2.9	0.4	5.5	-	-
Energy	8.9	14.9	13.5	15.9	-	-	-
Financials	30.2	-	13.9	24.2	23.7	90.3	-
Health Care	-	-	3.8	-	1.5	-	-
Industrials	7.4	24.1	10.5	12.3	10.1	-	-
Information Technology	18.5	2.5	13.1	7.6	20.6	-	-
Materials	4.1	5.5	2.7	5.7	6.0	-	-
Telecommunication Services	9.0	15.8	8.0	13.7	2.4	-	-
Utilities	1.0	22.0	3.7	3.0	-	-	-
Investment Funds	4.2	1.9	4.5	4.2	-	1.8	-
Certificates of Deposit	-	-	-	-	-	-	18.9
Commercial Paper	-	-	-	-	-	-	41.0
Mutual Funds	0.3	8.5	1.8	1.2	0.1	0.6	-
Repurchase Agreement	-	-	-	-	-	-	15.4
Other Short Term Securities	7.1	2.8	17.0	5.2	11.4	7.3	24.7
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Summary of Investments by Country (as a percentage of total investments):*

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Asia Pacific ex-Japan	Asia ex-Japan	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real
Country	Bond Fund	Fund	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund
Australia	-%	1.2%	-%	-%	-%	-%	34.2%
Bermuda	1.4	-	-	-	-	-	-
Cayman Islands	1.0	-	-	-	-	-	-
China	-	14.0	11.4	21.0	18.4	-	-
Hong Kong	13.9	18.5	20.5	20.2	15.9	-	6.0
India	-	7.3	9.0	40.0	20.3	-	-
Indonesia	11.7	4.2	2.4	-	13.0	-	-
Japan	-	-	-	-	-	88.6	16.0
Malaysia	9.3	1.7	3.6	-	8.8	-	8.2
Netherlands	2.0	-	-	-	-	-	-
Phillipines	7.3	0.9	3.9	-	4.6	-	-
Singapore	14.9	3.1	5.5	-	-	-	25.9
South Korea	17.5	18.1	14.8	-	-	-	-
Taiwan	-	19.9	11.5	-	-	-	-
Thailand	8.3	3.7	6.2	-	12.6	-	1.8
United States**	12.7	7.4	11.2	18.8	6.4	11.4	7.9
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

* The Funds presented in the above table are those which have greater than 10% of their portfolios invested in non-U.S. securities at April 30, 2008.
** United States securities include money market funds and the securities lending pool.

Restricted Securities
The following table includes 144A securities that have not been deemed liquid and restricted securities which are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933.

	Acquisition		Value at	Pecent of
	Date	Cost	April 30, 2008	Net Assets
JNL Money Market Fund
MetLife Funding Agreement, 3.15%, 07/31/08	4/30/2008	$ 3,200,000	$ 3,200,000	0.06%

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Asia Pacific ex-Japan	Asia ex-Japan
Assets	Fund	Fund	Fund	Fund	Bond Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 4,863,768	$ 5,011,505	$ 5,155,007	$ 5,166,768	$ 19,082,270	$ 5,231,100
Investments - affiliated, at value (c)	23,490	22,048	16,902	11,396	373,664	15,398
Repurchase agreements	-	-	-	-	-	-
Foreign currency (d)	-	-	-	-	18,034	51,015
Receivables:
Adviser expense/reimbursement	-	-	-	-	-	727
Investment securities sold	-	-	-	-	124,477	-
Dividends and interest	6,056	6,766	5,164	2,463	167,000	7,171
Forward foreign currency contracts	-	-	-	-	5,012	-
Foreign taxes recoverable	-	-	-	-	5,079	-
Other assets	33	32	35	35	144	37
Total assets	4,893,347	5,040,351	5,177,108	5,180,662	19,775,680	5,305,448

Liabilities
Cash overdraft	307	312	57	10	-	-
Payables:
Advisory fees	3,038	3,043	3,368	3,601	12,991	3,913
Administrative fees	380	380	396	400	1,624	391
Investment securities purchased	-	-	-	-	126,503	-
Dividends	-	-	-	-	-	-
Trustee fees	19	19	19	19	74	19
Forward foreign currency contracts	-	-	-	-	51,888	-
Other accrued expenses	4,801	4,801	4,801	4,955	9,523	9,974
Return of collateral for securities loaned	199,900	323,000	339,340	328,625	-	377,425
Total liabilities	208,445	331,555	347,981	337,610	202,603	391,722
Net assets	$ 4,684,902	$ 4,708,796	$ 4,829,127	$ 4,843,052	$ 19,573,077	$ 4,913,726

Net assets consist of:
Paid-in capital	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 20,000,000	$ 5,000,000
Undistributed net investment income (loss)	19,633	22,808	20,011	16,749	146,787	(9,058)
Accumulated net realized gain (loss)	(2,762)	(27,838)	17,553	(52,756)	(89,513)	(31,667)
Net unrealized appreciation (depreciation) on
investments and foreign currency	(331,969)	(286,174)	(208,437)	(120,941)	(484,197)	(45,549)
	$ 4,684,902	$ 4,708,796	$ 4,829,127	$ 4,843,052	$ 19,573,077	$ 4,913,726

Class A*
Net assets	$ 3,747,910	$ 3,767,031	$ 3,863,323	$ 3,874,464	$ 18,582,987	$ 3,931,113
Shares outstanding (no par value),
unlimited shares authorized	400,000	400,000	400,000	400,000	1,876,378	400,000
Net asset value per share	$ 9.37	$ 9.42	$ 9.66	$ 9.69	$ 9.90	$ 9.83
Maximum sales load	5.75%	5.75%	5.75%	5.75%	3.75%	5.75%
Maximum offering price per share	$ 9.94	$ 9.99	$ 10.25	$ 10.28	$ 10.29	$ 10.43

Class C
Net assets	$ 936,992	$ 941,765	$ 965,804	$ 968,588	$ 990,090	$ 982,613
Shares outstanding (no par value),
unlimited shares authorized	100,000	100,000	100,000	100,000	100,000	100,000
Net asset value and maximum offering price
per share	$ 9.37	$ 9.42	$ 9.66	$ 9.69	$ 9.90	$ 9.83

(a) Including value of securities on loan	$ 188,415	$ 304,389	$ 320,740	$ 309,128	$ -	$ 349,655
(b) Investments - unaffiliated, at cost	5,195,737	5,297,679	5,363,444	5,287,709	19,519,388	5,275,889
(c) Investments - affiliated, at cost	23,490	22,048	16,902	11,396	373,664	15,398
(d) Foreign currency cost	-	-	-	-	17,910	51,752

* The JNL Money Market Fund offers only an Institutional Class of shares.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Assets and Liabilities
April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	JNL
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	Money Market
Assets	Infrastructure Fund	Fund	ex-Japan Fund	Fund	Estate Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 4,428,029	$ 5,095,947	$ 4,545,669	$ 11,247,283	$ 4,897,328	$473,972,904
Investments - affiliated, at value (c)	409,145	91,707	57,064	5,630	27,834	-
Repurchase agreements	-	-	-	-	-	86,200,000
Foreign currency (d)	10,734	40,398	14,473	14,431	177,115	-
Receivables:
Adviser expense/reimbursement	-	-	-	-	-	-
Investment securities sold	-	-	-	-	-	-
Dividends and interest	16,863	5,200	9,145	99,173	17,391	1,060,799
Forward foreign currency contracts	-	-	-	-	-	-
Foreign taxes recoverable	-	-	-	-	-	-
Other assets	18	28	28	80	33	3,982
Total assets	4,864,789	5,233,280	4,626,379	11,366,597	5,119,701	561,237,685

Liabilities
Cash overdraft	-	-	-	-	-	60,328
Payables:
Advisory fees	3,809	3,533	3,573	7,880	3,784	89,730
Administrative fees	381	336	340	788	378	-
Investment securities purchased	-	-	-	-	-	-
Dividends	-	-	-	-	-	1,162,942
Trustee fees	36	19	19	19	19	6,216
Forward foreign currency contracts	-	-	-	-	-	-
Other accrued expenses	7,318	5,277	65,917	6,896	6,136	5,659
Return of collateral for securities loaned	135,364	894,195	242,125	1,295,270	364,579	-
Total liabilities	146,908	903,360	311,974	1,310,853	374,896	1,324,875
Net assets	$ 4,717,881	$ 4,329,920	$ 4,314,405	$ 10,055,744	$ 4,744,805	$559,912,810

Net assets consist of:
Paid-in capital	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 10,000,000	$ 5,000,000	$559,912,810
Undistributed net investment income (loss)	17,856	(7,306)	(4,940)	72,283	42,865	-
Accumulated net realized gain (loss)	7,458	(253,269)	(223,654)	(122,926)	(56,318)	-
Net unrealized appreciation (depreciation) on
investments and foreign currency	(307,433)	(409,505)	(457,001)	106,387	(241,742)	-
	$ 4,717,881	$ 4,329,920	$ 4,314,405	$ 10,055,744	$ 4,744,805	$559,912,810

Class A*
Net assets	$ 3,774,302	$ 3,463,979	$ 3,451,506	$ 8,044,488	$ 3,795,831	$559,912,810
Shares outstanding (no par value),
unlimited shares authorized	400,000	400,000	400,000	800,000	400,000	559,912,810
Net asset value per share	$ 9.44	$ 8.66	$ 8.63	$ 10.06	$ 9.49	$ 1.00
Maximum sales load	5.75%	5.75%	5.75%	5.75%	5.75%	n/a
Maximum offering price per share	$ 10.02	$ 9.19	$ 9.16	$ 10.67	$ 10.07	n/a

Class C
Net assets	$ 943,579	$ 865,941	$ 862,899	$ 2,011,256	$ 948,974	n/a
Shares outstanding (no par value),
unlimited shares authorized	100,000	100,000	100,000	200,000	100,000	n/a
Net asset value and maximum offering price
per share	$ 9.44	$ 8.66	$ 8.63	$ 10.06	$ 9.49	n/a

(a) Including value of securities on loan	$ 128,494	$ 851,659	$ 230,186	$ 1,232,603	$ 343,935	$ -
(b) Investments - unaffiliated, at cost	4,735,420	5,505,454	5,002,619	11,136,570	5,140,291	560,172,904
(c) Investments - affiliated, at cost	409,145	91,707	57,064	5,630	27,834	-
(d) Foreign currency cost	10,767	40,396	14,484	14,767	175,897	-

* The JNL Money Market Fund offers only an Institutional Class of shares.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Asia Pacific ex-Japan	Asia ex-Japan
Investment income	Fund (b)	Fund (b)	Fund (b)	Fund (b)	Bond Fund (b)	Fund (b)
Dividends (a)	$ 37,558	$ 40,669	$ 38,327	$ 35,742	$ 26,584	$ 16,855
Foreign taxes withheld	-	-	-	-	(15,313)	(747)
Interest	962	962	962	962	185,590	1,261
Securities lending	102	171	941	1,096	-	439
Total investment income	38,622	41,802	40,230	37,800	196,861	17,808

Expenses
Advisory fees	12,522	12,526	13,705	14,534	39,390	15,920
Administrative fees	1,565	1,566	1,612	1,615	4,924	1,592
Trustee fees	39	39	39	39	156	39
Professional fees	3,518	3,518	3,518	3,518	3,571	3,518
Custody fees	1,250	1,250	1,250	1,250	4,960	6,423
Other expenses	95	95	95	95	177	105
Total expenses	18,989	18,994	20,219	21,051	53,178	27,597
Expense reimbursement	-	-	-	-	3,104	731
Net expenses	18,989	18,994	20,219	21,051	50,074	26,866
Net investment income (loss)	19,633	22,808	20,011	16,749	146,787	(9,058)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(2,762)	(27,838)	17,553	(52,756)	47,692	(24,470)
Foreign currency related items	-	-	-	-	(137,205)	(7,197)
Net change in unrealized appreciation (depreciation) on:
Investments	(331,969)	(286,174)	(208,437)	(120,941)	(437,118)	(44,789)
Foreign currency related items	-	-	-	-	(47,079)	(760)
Net realized and unrealized loss	(334,731)	(314,012)	(190,884)	(173,697)	(573,710)	(77,216)

Net increase (decrease) in net assets from operations	$ (315,098)	$ (291,204)	$ (170,873)	$ (156,948)	$ (426,923)	$ (86,274)

(a) Dividends from affiliated investments	$ 1,019	$ 946	$ 997	$ 1,084	$ 24,626	$ 5,011
(b) Period from December 27, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Operations
For the Period Ended April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	JNL
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	Money Market
Investment income	Infrastructure Fund (b)	Fund (b)	ex-Japan Fund (b)	Fund (b)	Estate Fund (b)	Fund
Dividends (a)	$ 43,821	$ 12,074	$ 23,642	$ 115,038	$ 72,056	$ 1,123
Foreign taxes withheld	(2,391)	(14)	(2,637)	(7,763)	(8,663)	-
Interest	1,313	1,215	1,225	3,046	1,197	11,773,272
Securities lending	252	1,018	564	2,575	865	-
Total investment income	42,995	14,293	22,794	112,896	65,455	11,774,395

Expenses
Advisory fees	16,057	15,210	15,631	31,791	15,443	578,206
Administrative fees	1,606	1,449	1,488	3,179	1,544	-
Trustee fees	77	39	39	39	39	12,286
Professional fees	3,535	3,518	3,518	3,518	3,518	6,017
Custody fees	3,755	1,726	6,963	1,991	1,951	-
Other expenses	109	95	95	95	95	19,032
Total expenses	25,139	22,037	27,734	40,613	22,590	615,541
Expense reimbursement	-	438	-	-	-	-
Net expenses	25,139	21,599	27,734	40,613	22,590	615,541
Net investment income (loss)	17,856	(7,306)	(4,940)	72,283	42,865	11,158,854

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	11,030	(252,016)	(211,492)	(104,692)	(41,795)	-
Foreign currency related items	(3,572)	(1,253)	(12,162)	(18,234)	(14,523)	-
Net change in unrealized appreciation (depreciation) on:
Investments	(307,391)	(409,507)	(456,950)	110,713	(242,963)	-
Foreign currency related items	(42)	2	(51)	(4,326)	1,221	-
Net realized and unrealized loss	(299,975)	(662,774)	(680,655)	(16,539)	(298,060)	-

Net increase (decrease) in net assets from operations	$ (282,119)	$ (670,080)	$ (685,595)	$ 55,744	$ (255,195)	$ 11,158,854

(a) Dividends from affiliated investments	$ 10,469	$ 3,662	$ 2,849	$ 2,893	$ 3,599	$ -
(b) Period from December 27, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets
For the Period Ended April 30, 2008

	Jackson	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	Perspective
	Core Equity	Large Cap Value	Mid Cap Value	Small Cap Value	Asia Pacific ex-Japan	Asia ex-Japan
Operations	Fund (a)	Fund (a)	Fund (a)	Fund (a)	Bond Fund (a)	Fund (a)
Net investment income (loss)	$ 19,633	$ 22,808	$ 20,011	$ 16,749	$ 146,787	$ (9,058)
Net realized gain (loss)	(2,762)	(27,838)	17,553	(52,756)	(89,513)	(31,667)
Net change in unrealized appreciation (depreciation)	(331,969)	(286,174)	(208,437)	(120,941)	(484,197)	(45,549)
Net increase (decrease) in net assets from
operations	(315,098)	(291,204)	(170,873)	(156,948)	(426,923)	(86,274)

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	4,000,000	4,000,000	4,000,000	4,000,000	19,000,000	4,000,000
Class C	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Cost of shares redeemed
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net increase in net assets from
share transactions	5,000,000	5,000,000	5,000,000	5,000,000	20,000,000	5,000,000

Net increase in net assets	4,684,902	4,708,796	4,829,127	4,843,052	19,573,077	4,913,726

Net assets beginning of period	-	-	-	-	-	-

Net assets end of period	$ 4,684,902	$ 4,708,796	$ 4,829,127	$ 4,843,052	$ 19,573,077	$ 4,913,726

Undistributed net investment income (loss)	$ 19,633	$ 22,808	$ 20,011	$ 16,749	$ 146,787	$ (9,058)

(a) Period from December 27, 2007 (commencement of operations)

¹Share transactions
Shares sold
Class A	400,000	400,000	400,000	400,000	1,876,378	400,000
Class C	100,000	100,000	100,000	100,000	100,000	100,000
Shares redeemed
Class A	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net increase
Class A	400,000	400,000	400,000	400,000	1,876,378	400,000

Class C	100,000	100,000	100,000	100,000	100,000	100,000

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Statements of Changes in Net Assets

For the Year
Ended
For the Period Ended April 30, 2008	October 31,2007

	Jackson	Jackson	Jackson	Jackson	Jackson
	Perspective	Perspective	Perspective	Perspective	Perspective	JNL	JNL
	Asia ex-Japan	China-India	Emerging Asia	Japan	Asian Pacific Real	Money Market	Money Market
Operations	Infrastructure Fund (a)	Fund (a)	ex-Japan Fund (a)	Fund (a)	Estate Fund (a)	Fund	Fund
Net investment income (loss)	$ 17,856	$ (7,306)	$ (4,940)	$ 72,283	$ 42,865	$ 11,158,854	$ 18,284,536
Net realized gain (loss)	7,458	(253,269)	(223,654)	(122,926)	(56,318)	-	-
Net change in unrealized appreciation (depreciation)	(307,433)	(409,505)	(457,001)	106,387	(241,742)	-	-
Net increase (decrease) in net assets from
operations	(282,119)	(670,080)	(685,595)	55,744	(255,195)	11,158,854	18,284,536

Distributions to shareholders
From net investment income
Class A	-	-	-	-	-	(11,158,854)	(18,284,536)
Class C	-	-	-	-	-	-	-
Total distributions to shareholders	-	-	-	-	-	(11,158,854)	(18,284,536)

Share transactions¹
Proceeds from the sale of shares
Class A	4,000,000	4,000,000	4,000,000	8,000,000	4,000,000	5,841,571,300	7,854,701,089
Class C	1,000,000	1,000,000	1,000,000	2,000,000	1,000,000	-	-
Cost of shares redeemed
Class A	-	-	-	-	-	(5,822,961,556)	(7,614,358,341)
Class C	-	-	-	-	-	-	-
Net increase in net assets from
share transactions	5,000,000	5,000,000	5,000,000	10,000,000	5,000,000	18,609,744	240,342,748

Net increase in net assets	4,717,881	4,329,920	4,314,405	10,055,744	4,744,805	18,609,744	240,342,748

Net assets beginning of period	-	-	-	-	-	541,303,066	300,960,318

Net assets end of period	$ 4,717,881	$ 4,329,920	$ 4,314,405	$ 10,055,744	$ 4,744,805	$ 559,912,810	$ 541,303,066

Undistributed net investment income (loss)	$ 17,856	$ (7,306)	$ (4,940)	$ 72,283	$ 42,865	$ -	$ -

(a) Period from December 27, 2007 (commencement of operations)

¹Share transactions
Shares sold
Class A	400,000	400,000	400,000	800,000	400,000	5,841,571,300	7,854,701,089
Class C	100,000	100,000	100,000	200,000	100,000	-	-
Shares redeemed
Class A	-	-	-	-	-	(5,822,961,556)	(7,614,358,341)
Class C	-	-	-	-	-	-	-
Net increase
Class A	400,000	400,000	400,000	800,000	400,000	18,609,744	240,342,748

Class C	100,000	100,000	100,000	200,000	100,000	-	-

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)
Financial Highlights

Assuming No Expense
Reimbursement
		Increase (Decrease) from				Distributions from						Ratio of Net		Ratio of Net
	Net Asset	Investment Operations (b)				Net Realized					Ratio of	Investment	Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset	Supplemental Data			Expenses to	Income (Loss)	Expenses to	Income (Loss)
	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	Net Assets,	Portfolio	Average Net	to Average	Average Net	to Average
Period Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (c)	End of Period	Turnover	Assets (d)	Net Assets (d)	Assets (d)	Net Assets (d)

Jackson Perspective Core Equity Fund

Class A

12/27/2007 (a) - 04/30/2008	$ 10.00	$ 0.04	$ (0.67)	$ (0.63)	$ -	$ -	$ 9.37	(6.30)%	$ 3,747,910	24%	1.21%	1.25%	1.21%	1.25%

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.04	(0.67)	(0.63)	-	-	9.37	(6.30)	936,992	24	1.21	1.25	1.21	1.25

Jackson Perspective Large Cap Value Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.05	(0.63)	(0.58)	-	-	9.42	(5.80)	3,767,031	24	1.21	1.46	1.21	1.46

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.05	(0.63)	(0.58)	-	-	9.42	(5.80)	941,765	24	1.21	1.46	1.21	1.46

Jackson Perspective Mid Cap Value Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.04	(0.38)	(0.34)	-	-	9.66	(3.40)	3,863,323	29	1.25	1.24	1.25	1.24

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.04	(0.38)	(0.34)	-	-	9.66	(3.40)	965,804	29	1.25	1.24	1.25	1.24

Jackson Perspective Small Cap Value Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.03	(0.34)	(0.31)	-	-	9.69	(3.10)	3,874,464	29	1.30	1.04	1.30	1.04

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.03	(0.34)	(0.31)	-	-	9.69	(3.10)	968,588	29	1.30	1.04	1.30	1.04

Jackson Perspective Asia Pacific ex-Japan Bond Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.10	(0.20)	(0.10)	-	-	9.90	(1.00)	18,582,987	97	1.00	3.00	1.06	2.93

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.09	(0.19)	(0.10)	-	-	9.90	(1.00)	990,090	97	1.29	2.70	1.29	2.70

Jackson Perspective Asia ex-Japan Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	(0.02)	(0.15)	(0.17)	-	-	9.83	(1.70)	3,931,113	55	1.68	(0.56)	1.73	(0.61)

Class C

12/27/2007 (a) - 04/30/2008	10.00	(0.02)	(0.15)	(0.17)	-	-	9.83	(1.70)	982,613	55	1.73	(0.61)	1.73	(0.61)

Jackson Perspective Asia ex-Japan Infrastructure Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.04	(0.60)	(0.56)	-	-	9.44	(5.60)	3,774,302	2	1.57	1.09	1.57	1.09

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.04	(0.60)	(0.56)	-	-	9.44	(5.60)	943,579	2	1.57	1.11	1.57	1.11

Jackson Perspective China-India Fund

Class A
12/27/2007 (a) - 04/30/2008	10.00	(0.01)	(1.33)	(1.34)	-	-	8.66	(13.40)	3,463,979	40	1.48	(0.50)	1.52	(0.53)

Class C

12/27/2007 (a) - 04/30/2008	10.00	(0.02)	(1.32)	(1.34)	-	-	8.66	(13.40)	865,941	40	1.52	(0.53)	1.52	(0.53)

(a) Commencement of operations.
(b) Calculated using the average shares method for the period ended April 30, 2008.

(c) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Annualized for periods less than one year.

Jackson Perspective Emerging Asia ex-Japan Fund

Class A

12/27/2007 (a) - 04/30/2008	$ 10.00	$ (0.01)	$ (1.36)	$ (1.37)	$ -	$ -	$ 8.63	(13.70)%	$ 3,451,506	47%	1.86%	(0.33)%	1.86%	(0.33)%

Class C

12/27/2007 (a) - 04/30/2008	10.00	(0.01)	(1.36)	(1.37)	-	-	8.63	(13.70)	862,899	47	1.86	(0.33)	1.86	(0.33)

Jackson Perspective Japan Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.07	(0.01)	0.06	-	-	10.06	0.60	8,044,488	19	1.28	2.27	1.28	2.27

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.07	(0.01)	0.06	-	-	10.06	0.60	2,011,256	19	1.28	2.27	1.28	2.27

Jackson Perspective Asian Pacific Real Estate Fund

Class A

12/27/2007 (a) - 04/30/2008	10.00	0.09	(0.60)	(0.51)	-	-	9.49	(5.10)	3,795,831	14	1.46	2.78	1.46	2.78

Class C

12/27/2007 (a) - 04/30/2008	10.00	0.09	(0.60)	(0.51)	-	-	9.49	(5.10)	948,974	14	1.46	2.78	1.46	2.78

JNL Money Market Fund

4/30/2008	1.00	0.02	-	0.02	(0.02)	-	1.00	1.92	559,912,810	n/a	0.21	3.86	n/a	n/a
10/31/2007	1.00	0.05	-	0.05	(0.05)	-	1.00	5.23	541,303,066	n/a	0.21	5.10	n/a	n/a
10/31/2006	1.00	0.05	-	0.05	(0.05)	-	1.00	4.74	300,960,318	n/a	0.22	4.66	n/a	n/a

(a) Commencement of operations.
(b) Calculated using the average shares method for the period ended April 30, 2008.

(c) Total Return assumes reinvestment of all distributions for the period. Total Return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Annualized for periods less than one year.

The accompanying notes are an integral part of these Financial Statements.

Jackson FundsSM (Unaudited)

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Investors Series Trust (“Trust”) was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in various series. Each series is known as a “Fund” and represents a distinct portfolio with its own investment objectives and policies. The Trust currently consists of nineteen (19) separate Funds. The following Funds (each a “Fund”, and collectively, “Funds”) are included in this report: the Jackson Perspective Core Equity Fund, the Jackson Perspective Large Cap Value Fund, the Jackson Perspective Mid Cap Value Fund, and the Jackson Perspective Small Cap Value Fund (all for which PPM America, Inc. serves as the sub-adviser); the Jackson Perspective Asia Pacific ex-Japan Bond Fund, the Jackson Perspective Asia ex-Japan Fund, the Jackson Perspective Asia ex-Japan Infrastructure Fund, the Jackson Perspective China-India Fund, the Jackson Perspective Emerging Asia ex-Japan Fund, the Jackson Perspective Japan Fund and the Jackson Perspective Asian Pacific Real Estate Fund (all for which Prudential Asset Management (Singapore) Limited serves as sub-adviser); and the JNL Money Market Fund (for which Wellington Management Company, LLP serves as sub-adviser). The Jackson Perspective Core Equity Fund, the Jackson Perspective Large Cap Value Fund, the Jackson Perspective Mid Cap Value Fund, the Jackson Perspective Small Cap Value Fund and the JNL Money Market Fund are diversified investment companies as defined in the 1940 Act. All other Funds included in this report are non-diversified. The financial statements of the remaining Funds in the Trust are presented in a separate report.

The Funds offer investors Class A and Class C shares of each Fund, except for the JNL Money Market Fund, which only offers an Institutional Class of shares. Even though these classes represent ownership of the same Fund, each class is subject to different types and levels of sales charges, and bears different levels of marketing and distribution fees. Each share class also has different voting rights on matters affecting a single class. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights. Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund. Class A and Class C shares are not presently offered to retail investors. Institutional Class shares are not sold to retail investors.

Jackson National Asset Management, LLC ("JNAM" or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser to each of the Funds. The Funds included in this report, except for the JNL Money Market Fund, were capitalized by an initial investment by Jackson National Life Insurance Company (“Jackson”) and 100% of the outstanding capital shares were owned by Jackson at April 30, 2008. Affiliates of the JNL Money Market Fund owned 100% of its outstanding capital shares as of April 30, 2008.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker/dealers. Stocks and investment funds traded on an exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral fund are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within 60 days and all securities in the JNL Money Market Fund are valued at amortized cost, which approximates market value.

If market quotations are not readily available or if it is determined that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”). Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted to resale. In addition, securities may also be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Funds’ NAVs are determined.

If a security is valued at a “fair value”, the value may be different from the last quoted market price for the security. Although there can be no assurance, in general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Emerging Market Securities – Investing in securities of emerging market countries involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include government intervention, adverse changes in earnings and business prospects, liquidity and price volatility.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 PM Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the foreign currency exchange rate. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. Many of these securities are valued using prices from third-party vendors. These securities are sometimes fair valued in good faith using procedures adopted by the Board after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Funds have the right to include their securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements - A Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller, generally a bank or broker-dealer, to repurchase that security back from the Fund at a specified price and date or upon demand. The underlying securities used as collateral for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

U.S. Government Agencies or Government-Sponsored Enterprises - Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U. S.

Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Securities Loaned - The Trust has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund, a pooled investment fund approved by the Adviser. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders – The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL Money Market Fund declares dividends daily and pays dividends monthly. For all other Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes – Each Fund is a separate taxpayer for federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income and capital gains in amounts that will avoid federal income and excise taxes. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

NOTE 3. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has an investment advisory agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to sub-advisers as compensation for their services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

	$0 to $500 M	$500 M to $750 M	Over $750 M
Jackson Perspective Core Equity Fund	0.80%	0.75%	0.75%
Jackson Perspective Large Cap Value Fund	0.80	0.75	0.75
Jackson Perspective Mid Cap Value Fund	0.85	0.80	0.80
Jackson Perspective Small Cap Value Fund	0.90	0.85	0.85
Jackson Perspective Asia Pacific ex-Japan Bond Fund	0.80	0.75	0.75
Jackson Perspective Asia ex-Japan Fund	1.00	0.95	0.95
Jackson Perspective Asia ex-Japan Infrastructure Fund	1.00	0.95	0.95
Jackson Perspective China-India Fund	1.05	1.00	1.00
Jackson Perspective Emerging Asia ex-Japan Fund	1.05	1.00	1.00
Jackson Perspective Japan Fund	1.00	0.95	0.95
Jackson Perspective Asian Pacific Real Estate Fund	1.00	0.95	0.95
JNL Money Market Fund	0.20	0.20	0.18

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. In addition to the investment advisory fee, each Fund, except for the JNL Money Market Fund, pays JNAM an Administrative Fee of 0.10% of the average daily net assets of the Fund’s Class A and C shares. In return for the Administrative Fee, JNAM provides fund accounting and administrative functions for the Trust and the Funds. Each Fund is responsible for all other operating expenses. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Money Market Fund at no additional cost. In accordance with the Administration Agreement, JNAM is responsible for payment of the following JNL Money Market Fund expenses: fund accounting; shareholder reporting; shareholder servicing; certain legal; insurance; custody; audit; and tax fees. Additionally, JNAM provides transfer agency services and Jackson National Life Distributors LLC provides distribution services at no additional cost to the JNL Money Market Fund.

Voluntary Waiver and Expense Reimbursements – JNAM voluntarily agreed to waive fees and reimburse expenses of the Funds, except for JNL Money Market Fund, through October 31, 2008, such that net expenses (excluding brokerage expense, interest, taxes, and extraordinary expenses) are limited to the annualized expense ratios as indicated in the table below. JNAM may seek future restitution from a Fund for fees waived and reimbursed through October 31, 2008; however, such restitution is limited to the extent that it would not cause the Fund to exceed then current expense limitations. In addition, this future restitution is only permitted provided that the Funds are not obligated to pay any such waived or reimbursed fees more than three years after the end of the fiscal year in which the fee was waived or reimbursed.

	Class A	Class C	Accumulated Reimbursement/Waiver
Jackson Perspective Core Equity Fund	1.40%	2.15%	$ -
Jackson Perspective Large Cap Value Fund	1.40	2.15	-
Jackson Perspective Mid Cap Value Fund	1.50	2.25	-
Jackson Perspective Small Cap Value Fund	1.60	2.35	-
Jackson Perspective Asia Pacific ex-Japan Bond Fund	1.30	2.05	3,104
Jackson Perspective Asia ex-Japan Fund	1.70	2.45	731
Jackson Perspective Asia ex-Japan Infrastructure Fund	1.80	2.55	-
Jackson Perspective China-India Fund	2.00	2.75	438
Jackson Perspective Emerging Asia ex-Japan Fund	2.00	2.75	-
Jackson Perspective Japan Fund	1.65	2.40	-
Jackson Perspective Asian Pacific Real Estate Fund	1.80	2.55	-

12b-1 Fees - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s Class A and Class C shares. Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of Fund shares. JNLD is a wholly-owned subsidiary of Jackson and an affiliate of JNAM. For Class A shares, the annual 12b-1 fees are 0.25%. For Class C shares, the annual 12b-1 fees are 1.00%. Institutional Class shares of JNL Money Market Fund have no 12b-1 fees. The Funds are not presently offered to retail investors and do not accrue for 12b-1 fees.

Initial Sales Charge and Contingent Deferred Sales Charges - Investments in the Funds’ Class A shares, except for Jackson Perspective Asia Pacific ex-Japan Bond Fund, are subject to a maximum initial sales charge (front-end sales load) of 5.75%. Jackson Perspective Asia Pacific ex-Japan Bond Fund is subject to a maximum initial sales charge of 3.75%. Certain investments in Class A and Class C shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) upon redemption, depending on the length of time shares are held. The amount of CDSC is based on the lesser of the purchase price or redemption price. For Class A share purchases greater than $1,000,000 without a front-end sales charge, a 1.00% CDSC will be applied upon redemption to those shares that were held for less than one year. For Class C shares, a 1.00% CDSC is applied upon redemption to those shares that were held for less than one year. Class A and Class C shares are not presently offered to retail investors. No sales charges or CDSC were retained during the period ended April 30, 2008.

Affiliated Brokerage Commissions - During the period ended April 30, 2008, the Funds did not pay brokerage fees on the execution of purchases and sales of portfolio investments to affiliates of the Funds.

Deferred Compensation Plan - The Funds have adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested in shares of one or more of the Funds at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the Funds selected by participating Trustees. Liabilities related to deferred balances are included in Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in Trustee fees set forth in the Statements of Operations.

Investments in Affiliates - During the period ended April 30, 2008, certain Funds invested in money market funds for temporary purposes, which are advised by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. PURCHASES AND SALES OF SECURITIES

Information with respect to purchases and proceeds from sales of long-term securities for the period ended April 30, 2008, is as follows:

	Investment Securities		U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
Jackson Perspective Core Equity Fund	$5,922,203	$919,597	$-	$-
Jackson Perspective Large Cap Value Fund	5,922,203	919,597	-	-
Jackson Perspective Mid Cap Value Fund	6,168,540	1,161,930	-	-
Jackson Perspective Small Cap Value Fund	6,172,240	1,160,390	-	-
Jackson Perspective Asia Pacific ex-Japan Bond Fund	31,193,871	11,676,802	-	-
Jackson Perspective Asia ex-Japan Fund	6,922,582	1,999,678	-	-
Jackson Perspective Asia ex-Japan Infrastructure Fund	4,652,172	63,147	-	-
Jackson Perspective China-India Fund	1,780,426	1,573,926	-	-
Jackson Perspective Emerging Asia ex-Japan Fund	7,021,327	2,049,515	-	-
Jackson Perspective Japan Fund	11,485,509	1,539,517	-	-
Jackson Perspective Asian Pacific Real Estate Fund	5,307,545	490,037	-	-

NOTE 5. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis as of April 30, 2008. The primary differences in the amounts reported for financial statement and tax purposes are attributable to timing differences in recognizing realized and unrealized foreign currency gains and losses and timing differences in recognizing gains and losses in investment transactions related to futures contracts, passive foreign investment companies and wash sales.

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Jackson Perspective Core Equity Fund	$5,219,227	$122,106	$(454,075)	$(331,969)
Jackson Perspective Large Cap Value Fund	5,319,727	164,767	(450,941)	(286,174)
Jackson Perspective Mid Cap Value Fund	5,380,346	258,311	(466,748)	(208,437)
Jackson Perspective Small Cap Value Fund	5,299,105	305,043	(425,984)	(120,941)
Jackson Perspective Asia Pacific ex-Japan Bond Fund	19,893,052	167,334	(604,452)	(437,118)
Jackson Perspective Asia ex-Japan Fund	5,291,287	276,206	(320,995)	(44,789)
Jackson Perspective Asia ex-Japan Infrastructure Fund	5,144,565	150,433	(457,824)	(307,391)
Jackson Perspective China-India Fund	5,597,161	109,887	(519,394)	(409,507)
Jackson Perspective Emerging Asia ex-Japan Fund	5,059,683	100,842	(557,792)	(456,950)
Jackson Perspective Japan Fund	11,142,200	674,264	(563,551)	110,713
Jackson Perspective Asian Pacific Real Estate Fund	5,168,125	110,746	(353,709)	(242,963)

As of April 30, 2008, the aggregate cost of investments for the JNL Money Market Fund is the same for financial reporting and tax purposes.

For the JNL Money Market Fund, the $18,284,536 distributions paid during the year ended October 31, 2007 were ordinary income.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, noted no material impact on the Funds’ financial statements during the period ended April 30, 2008.

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe its adoption will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures about credit risk related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees and other daily operating expenses. Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	10/31/07	4/30/08	Ratios	Period	10/31/07	4/30/08	Ratios	Period

JNL Money Market Fund
Class I	$1,000.00	$1,019.20	0.21%	$ 1.05	1,000.00	$1,023.75	0.21%	$ 1.05

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period. Funds with less than 6 months of operating history are not presented in the table.

Other Information

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Fund toll-free at 866-255-1935.

Proxy Voting Guidelines and Availability of Proxy Voting Record

A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com; and (3) on the SEC's website at www.sec.gov.

TRUSTEES AND OFFICERS THE TRUST

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Interested Trustee
Mark D. Nerud (41) [1] 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (8/97 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Disinterested Trustees
Michael Bouchard (52) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

William J. Crowley, Jr. (62) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 06/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (70) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Trustee [2] (2/02 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Michelle Engler (50) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/03 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE::
Director of Federal Home Loan Mortgage Corporation

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
James Henry, Ph.D. (69) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

Richard McLellan (65) 1 Corporate Way Lansing, MI 48951	Trustee [2] (12/94 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (57) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (53) 1 Corporate Way Lansing, MI 48951	Trustee [2] (1/07 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

[1] Mr. Nerud is an “interested person” of the Trust due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Kelly L. Crosser (35) 1 Corporate Way Lansing, MI 48951	Assistant Secretary ((9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Danielle A. Hernandez (27) 1 Corporate Way Lansing, MI 48951	Anti-Money Laundering Officer (12/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Compliance Analyst of the Adviser (08/06 to present); Administrative Assistant of the Adviser (12/05 to 08/06); Executive Assistant at the U.S. House of Representatives, Washington, D.C. (2002 to 2005)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

J. Kevin Kenely (54) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to present); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Daniel W. Koors (37) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH TRUST (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY TRUSTEE
Officers
Michael Piszczek (50) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (36) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (07/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

You can obtain a copy of the current prospectus, SAI or the most recent Annual or Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-392-2909, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust and the Trust’s Chief Compliance Officer, received from the Trust the compensation amounts indicated for the services as such for the period ended April 30, 2008.

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX
Michael Bouchard	$1,108	$0	$0	$51,500 [4]
William J. Crowley, Jr.	$1,162	$0	$0	$54,000 [5]
Dominic D’Annunzio [3]	$1,484	$0	$0	$69,000 [6]
Michelle Engler	$1,108	$0	$0	$51,500
James Henry	$1,162	$0	$0	$54,000
Richard McLellan	$1,178	$0	$0	$54,750
William R. Rybak	$1,108	$0	$0	$51,500
Patricia Woodworth	$1,242	$0	$0	$57,750 [7]
Steven J. Fredricks [2]	$3,311	$0	$0	$153,903

1 The fees paid to the independent Trustees are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Trustees is $444,000.

2 Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

3 Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

4 Amount includes $1,650 deferred by Mr. Bouchard.

5 Amount includes $30,300 deferred by Mr. Crowley.

6 Amount includes $34,500 deferred by Mr. D’Annunzio.

7 Amount includes $28,875 deferred by Ms. Woodworth.

SUPPLEMENT DATED FEBRUARY 8, 2008 TO THE PROSPECTUS

DATED DECEMBER 27, 2007

JNL(r) INVESTORS SERIES TRUST

Please remove all references to William V. Simon.

For the Jackson Perspective 10 x 10 Fund in the section entitled “The Adviser and Portfolio Management”, please delete the second paragraph and the two bullets that follow in their entirety and replace it with the following:

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio. Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

This Supplement is dated February 8, 2008.

(To be used with VC6045 01/08.)

CMM0584 02/08

____________________________________________________________

SUPPLEMENT DATED MARCH 31, 2008 TO THE PROSPECTUS

DATED DECEMBER 27, 2007

JNL(r) INVESTORS SERIES TRUST

For the Jackson Perspective 10 x 10 Fund in the section entitled “The Adviser and Portfolio Management”, please delete the second paragraph in its entirety and replace it with the following:

The Fund is managed on a team basis. Daniel W. Koors has primary responsibility for the day-to-day management of the Fund’s portfolio, and is assisted by Lynn M. Mouser.

Mr. Koors is Vice President, Chief Financial Officer and Treasurer of the Trust. Mr. Koors has been a manager of the Fund since its inception. Mr. Koors has been associated with JNAM and/or its affiliates since August 2006. Mr. Koors was elected Vice President and Chief Financial Officer of JNAM in January 2007. In addition to being Vice President, Chief Financial Officer and Treasurer of the Trust and other affiliated investment companies, Mr. Koors has been an Assistant Vice President of Jackson National Life Insurance Company, an affiliate of the Trust, since September 2006. Prior to this, Mr. Koors was a Partner of Deloitte & Touche LLP from 2003 to June 2006, and a Senior Manager of Deloitte & Touche LLP from 2000 to 2003.

Ms. Mouser has been the Manager of Separate Account and Transfer Agent Operations at JNAM since August 2005 and has worked processing Fund transactions since the inception of the Fund. Ms. Mouser joined JNAM in July 2003 as a Supervisor, Separate Account Operations. Prior to July 2003, Ms. Mouser was a Senior Auditor at Ernst & Young from May 2002 through July 2003.

This Supplement is dated March 31, 2008.

(To be used with VC6045 01/08.)

CMM0905 03/08

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

(a)

Below is a Schedule I – Investments in securities of unaffiliated issuers for the Jackson Perspective Index 5 Fund for which a summary schedule of investments was provided in the Jackson FundsSM April 30, 2008 Semi-Annual Report pursuant to §210.12 – 12C of Regulation S-X.

Jackson FundsSM (Unaudited)
Schedules of Investments
April 30, 2008

	Shares/Par	Value
Jackson Perspective Index 5 Fund
COMMON STOCKS - 75.9%
CONSUMER DISCRETIONARY - 8.5%
99 Cents Only Stores (b)	641	$6,096
Aaron Rents Inc.	345	8,591
Abercrombie & Fitch Co. - Class A	121	8,992
AC Moore Arts & Crafts Inc. (b) (f)	360	2,380
Accor SA (f)	162	13,348
Adidas AG	259	16,432
Advance Auto Parts Inc.	987	34,229
Aeropostale Inc. (b) (f)	1,273	40,469
AFC Enterprises Inc. (b)	441	4,564
Aftermarket Technology Corp. (b)	293	6,713
AH Belo Corp. - Class A (b)	351	3,422
Aisin Seiki Co. Ltd.	200	6,982
Amazon.com Inc. (b)	249	19,579
Ambassadors Group Inc.	257	5,001
American Axle & Manufacturing Holdings Inc.	406	8,177
American Eagle Outfitters Inc.	1,994	36,630
American Greetings Corp.	1,028	18,401
Amerigon Inc. (b)	402	5,901
Ameristar Casinos Inc. (f)	254	4,361
AnnTaylor Stores Corp. (b)	655	16,572
Apollo Group Inc. - Class A (b)	114	5,803
Arbitron Inc.	236	11,290
ArvinMeritor Inc.	1,153	17,226
Asatsu-DK Inc.	200	6,059
Asbury Automotive Group Inc.	437	7,276
Autobacs Seven Co. Ltd.	200	5,212
AutoZone Inc. (b)	67	8,090
Bally Technologies Inc. (b) (f)	418	14,082
Barnes & Noble Inc.	496	16,011
Bayerische Motoren Werke AG (f)	173	9,431
Beazer Homes USA Inc. (f)	656	7,262
Bebe Stores Inc.	394	3,936
Bed Bath & Beyond Inc. (b) (f)	300	9,750
Belo Corp.	1,756	17,736
Benesse Corp.	200	8,847
Best Buy Co. Inc.	307	13,207
Big 5 Sporting Goods Corp.	273	2,509
Big Lots Inc. (b)	259	7,001
Black & Decker Corp.	98	6,432
Blockbuster Inc. - Class A (b) (f)	1,474	4,304
Blue Nile Inc. (b) (f)	97	4,818
Bluegreen Corp. (b)	757	5,322

Blyth Inc.	376	6,332
Bob Evans Farms Inc.	611	17,151
Books-A-Million Inc.	344	2,786
Borders Group Inc. (f)	1,042	6,565
BorgWarner Inc.	1,126	55,343
Boyd Gaming Corp. (f)	617	11,569
Bridgestone Corp.	600	10,957
Bright Horizons Family Solutions Inc. (b)	230	10,904
Brinker International Inc.	1,134	25,730
British Sky Broadcasting Group Plc	1,242	13,386
Brookfield Homes Corp. (f)	407	6,406
Brown Shoe Co. Inc.	313	5,221
Buckle Inc.	177	8,599
Buffalo Wild Wings Inc. (b) (f)	294	9,041
Build-A-Bear Workshop Inc. (b)	278	3,030
Burberry Group Plc	617	5,892
Cabela’s Inc. - Class A (b) (f)	282	3,815
Cache Inc. (b)	309	3,788
California Pizza Kitchen Inc. (b) (f)	351	5,472
Callaway Golf Co.	1,182	16,241
Capella Education Co. (b)	116	7,481
Career Education Corp. (b) (f)	860	17,329
Carmax Inc. (b) (f)	2,135	44,301
Carmike Cinemas Inc.	946	7,757
Carnival Corp.	402	16,148
Carnival Plc	219	8,563
Carter’s Inc. (b)	383	5,416
Casio Computer Co. Ltd. (f)	400	5,962
Casual Male Retail Group Inc. (b) (f)	598	2,583
Cato Corp. - Class A	340	5,505
CBRL Group Inc.	527	19,467
CBS Corp. - Class B	685	15,803
CEC Entertainment Inc. (b)	273	10,156
Champion Enterprises Inc. (b) (f)	833	8,597
Charlotte Russe Holding Inc. (b) (f)	368	5,844
Charming Shoppes Inc. (b)	2,980	15,377
Charter Communications Inc. - Class A (b) (f)	2,706	2,895
Cheesecake Factory Inc. (b) (f)	789	17,855
Chico’s FAS Inc. (b)	1,596	11,284
Childrens Place Retail Stores Inc. (b)	351	8,161
Chipotle Mexican Grill Inc. - Class A (b) (f)	340	33,364
Chipotle Mexican Grill Inc. (b)	261	22,177
Christopher & Banks Corp.	418	4,953
Churchill Downs Inc.	183	9,342
Citadel Broadcasting Corp. (f)	1,323	1,799
CKE Restaurants Inc.	489	5,130
CKX Inc. (b) (f)	665	5,985
Clear Channel Communications Inc.	407	12,271
Coach Inc. (b)	292	10,386
Coinstar Inc. (b)	255	8,132

Coldwater Creek Inc. (b)	1,123	5,997
Collective Brands Inc. (b) (f)	1,057	13,075
Columbia Sportswear Co. (f)	140	5,874
Comcast Corp. - Class A	2,753	56,574
Compagnie Financiere Richemont AG	442	26,572
Compagnie Generale des Etablissements Michelin (f)	134	12,162
Compass Group Plc	1,753	11,817
Continental AG (f)	140	16,372
Cooper Tire & Rubber Co.	500	6,570
Corinthian Colleges Inc. (b) (f)	1,404	15,935
Crocs Inc. (b) (f)	131	1,338
Crown Ltd.	791	8,187
CSK Auto Corp. (b)	1,056	12,598
CSS Industries Inc.	244	7,630
Daimler AG	787	61,194
Darden Restaurants Inc.	194	6,903
Deckers Outdoor Corp. (b)	130	17,949
Denny’s Corp. (b) (f)	1,656	5,216
Denso Corp.	400	13,887
Dentsu Inc. (f)	3	6,895
DeVry Inc.	1,161	66,177
Dick’s Sporting Goods Inc. (b)	886	25,340
DirecTV Group Inc. (b)	613	15,104
Dollar Tree Inc. (b)	909	28,724
Domino’s Pizza Inc.	526	6,985
Douglas Holding AG	151	7,994
DR Horton Inc. (f)	343	5,313
Dress Barn Inc. (b) (f)	334	4,496
Drew Industries Inc. (b)	319	7,780
DSG International Plc	2,081	2,685
Eastman Kodak Co. (f)	245	4,383
Electrolux AB - Class B (f)	390	5,915
Entercom Communications Corp. (f)	400	4,240
Enterprise Inns Plc	489	3,704
Entravision Communications Corp. (b) (f)	664	4,641
Esprit Holdings Ltd.	1,000	12,306
Ethan Allen Interiors Inc. (f)	269	7,389
Exide Technologies (b)	912	13,306
Expedia Inc. (b)	320	8,083
Fairfax Media Ltd. (f)	2,475	8,173
Family Dollar Stores Inc.	266	5,692
Fast Retailing Co. Ltd.	100	9,309
Fiat SpA (f)	410	9,114
Fleetwood Enterprises Inc. (b) (f)	986	3,402
Foot Locker Inc.	1,401	17,723
Ford Motor Co. (b) (f)	1,627	13,439
Fortune Brands Inc.	192	12,983
Fossil Inc. (b)	352	12,598
Fred’s Inc.	518	5,739
Furniture Brands International Inc. (f)	1,137	15,406

Gaiam Inc. (b)	288	5,069
GameStop Corp. - Class A (b) (f)	210	11,558
Gannett Co. Inc.	195	5,581
Gap Inc.	435	8,100
Gaylord Entertainment Co. (b) (f)	324	9,597
Gemstar-TV Guide International Inc. (b)	1,945	7,838
General Motors Corp. (f)	441	10,231
Genesco Inc. (b) (f)	190	4,210
Gentex Corp.	1,483	27,702
Genuine Parts Co.	164	6,963
Getty Images Inc. (b)	479	15,639
Goodyear Tire & Rubber Co. (b) (f)	190	5,088
Group 1 Automotive Inc. (f)	184	4,909
GSI Commerce Inc. (b)	416	5,791
Guess? Inc.	531	20,327
Gymboree Corp. (b)	230	9,941
H&R Block Inc.	381	8,332
HanesBrands Inc. (b) (f)	897	31,413
Harley-Davidson Inc.	217	8,300
Harman International Industries Inc.	78	3,188
Harte-Hanks Inc.	675	9,221
Harvey Norman Holdings Ltd.	2,604	8,869
Hasbro Inc.	226	8,037
Haseko Corp.	2,000	2,885
Hayes Lemmerz International Inc. (b)	1,135	3,405
Helen of Troy Ltd. (b)	220	3,720
Hennes & Mauritz AB - Class B (f)	462	27,219
Hermes International SA (f)	85	11,400
Hibbett Sports Inc. (b) (f)	266	4,857
Home Depot Inc.	1,602	46,138
Home Retail Group Plc	972	5,065
Honda Motor Co. Ltd.	1,200	38,082
HOT Topic Inc. (b)	1,146	6,085
Hovnanian Enterprises Inc. - Class A (b) (f)	676	7,990
Iconix Brand Group Inc. (b) (f)	402	6,400
IHOP Corp. (f)	177	8,255
Inchcape Plc	788	6,663
Inditex SA	159	8,609
Interactive Data Corp.	296	7,986
InterActiveCorp (b)	191	3,975
InterContinental Hotels Group Plc	276	4,424
International Game Technology	264	9,171
International Speedway Corp. - Class A	408	17,307
Interpublic Group of Cos. Inc. (b) (f)	606	5,484
INVESTools Inc. (b)	566	6,560
Isle of Capri Casinos Inc. (b)	293	1,975
ITT Educational Services Inc. (b) (f)	286	21,925
J Crew Group Inc. (b)	327	15,533
J.C. Penney Co. Inc.	169	7,183
Jack in the Box Inc. (b)	500	13,375

Jackson Hewitt Tax Service Inc. (f)	238	3,549
Jakks Pacific Inc. (b) (f)	204	4,792
Jo-Ann Stores Inc. (b) (f)	317	6,004
John Wiley & Sons Inc.	578	26,617
Johnson Controls Inc.	630	22,214
JoS. A. Bank Clothiers Inc. (b) (f)	131	3,198
Journal Communications Inc. - Class A	873	5,028
Kesa Electrical Plc	1,175	4,805
Kingfisher Plc	2,409	6,295
Knology Inc. (b)	472	6,051
Kohl’s Corp. (b)	240	11,724
K-Swiss Inc. - Class A	241	3,531
Lagardere SCA (f)	239	17,039
Lamar Advertising Co. (b) (f)	837	33,095
Landry’s Restaurants Inc.	259	4,136
Lear Corp. (b)	1,357	38,769
Lee Enterprises Inc. (f)	1,147	8,866
Leggett & Platt Inc. (f)	326	5,412
Li & Fung Ltd.	4,000	16,553
Life Time Fitness Inc. (b) (f)	596	21,665
Limited Brands Inc.	271	5,019
Lithia Motors Inc. - Class A	415	3,735
Live Nation Inc. (b) (f)	517	7,129
Liz Claiborne Inc. (f)	179	3,167
LKQ Corp. (b)	1,097	23,871
LodgeNet Entertainment Corp. (b) (f)	165	1,010
Lowe’s Cos. Inc.	1,222	30,782
Lululemon Athletica Inc. (b) (f)	142	4,398
Luxottica Group SpA (f)	179	5,027
LVMH Moet Hennessy Louis Vuitton SA (f)	234	26,559
M/I Homes Inc.	442	7,580
Macy’s Inc.	401	10,141
Marcus Corp.	331	5,491
Marks & Spencer Group Plc	1,204	9,034
Marriott International Inc. - Class A	301	10,324
Martha Stewart Living Omnimedia Inc. (b) (f)	356	2,816
Marvel Entertainment Inc. (b)	330	9,468
Matsushita Electric Industrial Co. Ltd.	2,000	47,026
Mattel Inc.	372	6,975
Matthews International Corp. - Class A	575	28,428
McDonald’s Corp.	962	57,316
McGraw-Hill Cos. Inc.	339	13,896
MDC Holdings Inc.	304	13,248
Media General Inc. (f)	397	5,828
Mediaset SpA	1,301	11,823
Men’s Wearhouse Inc.	347	9,241
Meritage Homes Corp. (b) (f)	342	6,488
Midas Inc. (b)	339	5,265
Modine Manufacturing Co.	490	8,609
Mohawk Industries Inc. (b) (f)	583	44,419

Monaco Coach Corp.	615	3,893
Monro Muffler Inc.	390	6,435
Morningstar Inc. (b) (f)	173	10,031
Movado Group Inc.	270	5,897
National CineMedia Inc.	344	6,591
National Presto Industries Inc.	137	7,424
NetFlix Inc. (b) (f)	874	27,951
New York Times Co. - Class A (f)	455	8,873
Newell Rubbermaid Inc.	269	5,523
News Corp. Inc. - Class A	1,831	32,775
Next Plc	195	4,409
Nike Inc. - Class B	307	20,508
Nissan Motor Co. Ltd.	1,800	15,960
Nordstrom Inc.	187	6,594
NVR Inc. (b)	58	35,583
O’Charley’s Inc.	367	4,257
Office Depot Inc. (b)	240	3,043
Omnicom Group Inc.	266	12,699
OPAP SA	195	7,586
Orbitz Worldwide Inc. (b)	398	3,164
O’Reilly Automotive Inc. (b) (f)	1,093	31,555
Oxford Industries Inc.	276	7,670
Pacific Sunwear of California Inc. (b)	1,196	16,038
PagesJaunes Groupe SA (f)	412	8,193
Papa John’s International Inc. (b)	216	5,832
Pearson Plc	659	8,567
PEP Boys-Manny Moe & Jack	448	3,996
Persimmon Plc	261	2,984
PetMed Express Inc. (b)	584	6,552
PetSmart Inc.	1,199	26,834
Peugeot SA (f)	129	8,949
PF Chang’s China Bistro Inc. (b) (f)	258	8,006
Phillips-Van Heusen	674	28,450
Pier 1 Imports Inc. (b)	835	6,513
Pinnacle Entertainment Inc. (b) (f)	683	10,600
Polaris Industries Inc.	322	14,989
Polo Ralph Lauren Corp. (f)	102	6,326
PPR SA (f)	57	7,370
Premier Exhibitions Inc. (b) (f)	401	2,330
Pre-Paid Legal Services Inc. (b)	103	4,505
Priceline.com Inc. (b) (f)	334	42,632
PRIMEDIA Inc. (f)	781	5,287
PT Multimedia Servicos de Telecomunicacoes e
Multimedia SGPS SA (f)	100	1,335
Publicis Groupe	173	6,948
Puma AG Rudolf Dassler Sport	20	7,087
Punch Taverns Plc	312	3,196
Quicksilver Inc. (b)	956	9,302
RC2 Corp. (b) (f)	177	3,275
Red Robin Gourmet Burgers Inc. (b) (f)	168	6,901

Reed Elsevier NV (f)	505	9,471
Reed Elsevier Plc	1,577	19,972
Regis Corp.	777	22,688
Renault SA (f)	158	16,103
Rent-A-Center Inc. (b)	1,127	24,264
Ross Stores Inc.	1,261	42,231
Ruby Tuesday Inc. (f)	973	8,280
Ryland Group Inc.	380	12,152
Saks Inc. (b) (f)	1,210	15,742
Sally Beauty Holdings Inc. (b)	680	4,121
Sankyo Co. Ltd. (f)	100	6,010
Sanoma-WSOY Oyj	277	7,104
Scholastic Corp. (b) (f)	533	15,004
Scientific Games Corp. - Class A (b) (f)	612	17,234
Sears Holdings Corp. (b) (f)	61	6,015
Sekisui House Ltd.	1,000	9,511
Select Comfort Corp. (b)	449	1,356
Service Corp. International	3,184	35,374
Shangri-La Asia Ltd.	4,000	11,087
Sharp Corp.	1,000	16,801
Sherwin-Williams Co.	123	6,804
Shimano Inc. (f)	300	13,646
Shuffle Master Inc. (b)	669	3,285
Signet Group Plc	3,363	4,552
Sinclair Broadcast Group Inc. - Class A	461	4,052
Six Flags Inc. (b) (f)	1,489	2,680
Skechers U.S.A. Inc. - Class A (b)	233	5,510
Skyline Corp.	194	5,339
Smith & Wesson Holding Corp. (b) (f)	215	1,613
Societe Television Francaise 1 (f)	210	4,413
Sonic Automotive Inc.	252	5,113
Sonic Corp. (b) (f)	565	12,424
Sony Corp.	800	36,775
Sotheby’s Holdings - Class A (f)	1,161	32,160
Spartan Motors Inc.	290	2,723
Stage Stores Inc.	385	6,060
Standard-Pacific Corp. (f)	1,830	9,260
Stanley Works	155	7,477
Staples Inc.	609	13,215
Starbucks Corp. (b)	594	9,641
Starwood Hotels & Resorts Worldwide Inc.	195	10,181
Steak n Shake Co. (b)	531	4,195
Steiner Leisure Ltd. (b)	124	4,103
Steven Madden Ltd. (b)	222	4,198
Stewart Enterprises Inc. - Class A	1,248	8,524
Strayer Education Inc.	283	52,550
Sumitomo Rubber Industries Inc. (f)	600	5,257
Superior Industries International Inc.	536	10,886
Swatch Group AG - Class B	44	11,749
Talbots Inc. (f)	324	2,602

Target Corp.	675	35,863
Taylor Wimpey Plc	952	2,419
Tempur-Pedic International Inc. (f)	603	6,699
Tenneco Inc. (b)	330	8,441
Thomson Reuters Plc (b)	170	5,272
Thor Industries Inc. (f)	325	9,854
Tiffany & Co. (f)	124	5,399
Timberland Co. - Class A (b) (f)	858	12,527
Time Warner Inc.	3,151	46,792
TJX Cos. Inc.	404	13,017
Toll Brothers Inc. (b)	1,427	32,307
Toyota Industries Corp.	300	10,415
Toyota Motor Corp.	2,200	111,497
Triarc Cos. Inc. - Class B (f)	513	3,642
Trinity Mirror Plc	923	4,948
Tuesday Morning Corp. (b) (f)	1,048	5,701
TUI AG (b) (f)	260	7,419
TUI Travel Plc	1,398	6,534
Tupperware Brands Corp.	1,107	43,616
Tween Brands Inc. (b)	245	4,655
Under Armour Inc. - Class A (b) (f)	155	5,166
UniFirst Corp.	147	6,881
Universal Electronics Inc. (b)	247	6,348
Universal Technical Institute Inc. (b) (f)	276	3,130
Urban Outfitters Inc. (b) (f)	1,016	34,798
Vail Resorts Inc. (b) (f)	238	11,622
Valassis Communications Inc. (b) (f)	1,210	17,182
VF Corp.	79	5,876
Viacom Inc. - Class B (b)	574	22,065
Visteon Corp. (b) (f)	944	4,097
Vivendi Universal SA (b) (f)	915	36,890
Volcom Inc. (b)	138	2,621
Volkswagen AG (f)	182	53,589
Volvo AB - Class A	422	6,295
Volvo AB - Class B	880	13,303
Walt Disney Co.	1,611	52,245
Warnaco Group Inc. (b)	823	37,973
Washington Post Co.	11	7,212
WCI Communities Inc. (b) (f)	1,273	4,188
Wet Seal Inc. (b)	2,155	7,478
Whirlpool Corp.	69	5,022
William Hill Plc	631	4,806
Williams-Sonoma Inc. (f)	1,047	27,641
Winnebago Industries Inc. (f)	270	4,344
WMS Industries Inc. (b)	336	12,160
Wolters Kluwer NV	340	9,074
Wolverine World Wide Inc.	467	13,422
WPP Group Plc	991	12,078
Wyndham Worldwide Corp.	244	5,241
Yamada Denki Co. Ltd. (f)	100	8,549

Yamaha Motor Co. Ltd. (f)	300	5,784
Yell Group Plc	962	3,151
Yum! Brands Inc.	452	18,387
Zale Corp. (b) (f)	392	8,122
Zumiez Inc. (b) (f)	175	3,666
		4,898,962
CONSUMER STAPLES - 4.8%
AEON Co. Ltd.	600	8,753
Ajinomoto Co. Inc.	1,000	10,059
Alberto-Culver Co.	937	23,584
Alliance One International Inc. (b)	1,105	6,796
Altria Group Inc.	1,891	37,820
Andersons Inc.	184	8,363
Anheuser-Busch Cos. Inc.	559	27,503
Archer-Daniels-Midland Co.	603	26,568
Asahi Breweries Ltd.	500	9,809
Avon Products Inc.	297	11,589
Beiersdorf AG (b) (f)	80	6,779
BJ’s Wholesale Club Inc. (b)	576	21,957
Boston Beer Co. Inc. - Class A (b)	217	9,613
British American Tobacco Plc	1,295	48,578
Brown-Forman Corp. - Class B	96	6,530
Cadbury Schweppes Plc	1,829	21,008
Campbell Soup Co.	192	6,682
Carrefour SA	475	33,321
Casey’s General Stores Inc.	440	9,737
Central Euro Distribution Corp. (b)	263	16,022
Chattem Inc. (b)	156	10,901
Chiquita Brands International Inc. (b) (f)	488	11,102
Church & Dwight Co. Inc.	705	40,058
Clorox Co.	131	6,943
Coca Cola Hellenic Bottling Co. SA	136	6,078
Coca-Cola Co.	1,801	106,025
Coca-Cola Enterprises Inc.	289	6,503
Coca-Cola West Japan Co. Ltd. (f)	300	6,765
Colgate-Palmolive Co.	491	34,714
ConAgra Foods Inc.	389	9,165
Corn Products International Inc.	862	39,980
Costco Wholesale Corp.	376	26,790
CVS Caremark Corp.	1,198	48,363
Darling International Inc. (b)	1,416	21,622
Delhaize Group	70	6,038
Diageo Plc	1,988	40,547
East Asiatic Co. Ltd.	140	12,374
Elizabeth Arden Inc. (b)	409	7,571
Energizer Holdings Inc. (b) (f)	574	45,380
Estee Lauder Cos. Inc. (f)	151	6,887
Flowers Foods Inc.	586	15,172
Foster’s Group Ltd.	2,432	11,634
Fresh Del Monte Produce Inc. (b)	272	8,620

General Mills Inc.	268	16,187
Great Atlantic & Pacific Tea Co. (b)	303	8,339
Green Mountain Coffee Roasters Inc. (b)	242	7,792
Groupe Danone (f)	354	31,163
Hain Celestial Group Inc. (b) (f)	250	6,170
Hansen Natural Corp. (b) (f)	521	18,438
Heineken NV	164	9,504
Henkel KGaA	159	6,741
Hershey Co. (f)	150	5,607
HJ Heinz Co.	267	12,565
Hormel Foods Corp.	666	26,247
House Foods Corp. (f)	500	7,770
Imperial Sugar Co. (f)	85	1,340
Imperial Tobacco Group Plc	505	24,184
InBev NV (f)	118	9,672
Ingles Markets Inc. - Class A	272	6,207
Ito En Ltd. (f)	300	5,193
J Sainsbury Plc	1,210	9,188
J&J Snack Foods Corp.	188	5,384
Japan Tobacco Inc.	3	14,598
JM Smucker Co.	534	26,636
Jones Soda Co. (b) (f)	188	609
Kao Corp.	1,000	27,023
Kellogg Co.	208	10,643
Kerry Group Plc	312	9,653
Kikkoman Corp.	1,000	11,906
Kimberly-Clark Corp.	341	21,821
Kirin Brewery Co. Ltd.	1,000	17,791
Koninklijke Ahold NV	1,028	15,184
Kose Corp.	300	6,491
Kraft Foods Inc. - Class A	1,331	42,100
Kroger Co.	607	16,541
Lancaster Colony Corp.	401	15,314
Lance Inc. (f)	388	8,132
Longs Drug Stores Corp.	244	9,775
L’Oreal SA (f)	239	28,241
Matsumotokiyoshi Holdings Co. Ltd.	400	8,328
Meiji Dairies Corp. (f)	1,000	6,126
Meiji Seika Kaisha Ltd. (f)	2,000	10,213
Metro AG	137	10,815
Molson Coors Brewing Co.	158	8,665
Nash Finch Co.	116	4,243
NBTY Inc. (b)	623	17,537
Nestle SA	334	159,411
Nichirei Corp.	1,000	4,722
Nisshin Seifun Group Inc. (f)	1,000	10,713
Nissin Food Products Co. Ltd. (f)	200	7,020
Nu Skin Enterprises Inc.	428	7,674
Pantry Inc. (b)	206	2,235
Parmalat SpA	1,722	5,862

Pepsi Bottling Group Inc.	252	8,495
PepsiAmericas Inc.	630	16,191
PepsiCo Inc.	1,426	97,724
Performance Food Group Co. (b)	324	10,841
Pernod-Ricard SA (f)	132	15,095
Philip Morris International Inc. (b)	1,891	96,498
Pilgrim’s Pride Corp. - Class B	305	7,372
Prestige Brands Holdings Inc. (b)	534	4,795
Procter & Gamble Co.	2,749	184,320
QP Corp.	900	9,019
Ralcorp Holdings Inc. (b) (f)	201	12,269
Reckitt Benckiser Plc	428	24,871
Reddy Ice Holdings Inc.	302	3,998
Reynolds American Inc. (f)	119	6,408
Ruddick Corp.	658	25,465
SABMiller Plc	676	15,591
Safeway Inc.	346	10,934
Sanderson Farms Inc.	153	6,376
Sara Lee Corp.	696	10,099
Seaboard Corp.	3	5,040
Seven & I Holdings Co. Ltd.	800	23,773
Smithfield Foods Inc. (b) (f)	1,139	32,667
Spartan Stores Inc.	157	3,278
Suedzucker AG	323	7,351
SUPERVALU Inc.	180	5,958
Swedish Match AB (f)	250	5,447
SYSCO Corp.	506	15,468
Tesco Plc	5,998	50,800
Tootsie Roll Industries Inc.	568	13,819
TreeHouse Foods Inc. (b)	250	5,668
Tyson Foods Inc.	472	8,402
Unilever NV	1,556	51,944
Unilever Plc	1,090	36,583
United Natural Foods Inc. (b) (f)	316	6,257
Universal Corp.	542	34,791
USANA Health Sciences Inc. (b) (f)	139	2,710
UST Inc.	134	6,977
Vector Group Ltd. (f)	460	7,926
Walgreen Co.	818	28,507
Wal-Mart Stores Inc.	2,118	122,802
WD-40 Co.	220	6,846
Wesfarmers Ltd. (b)	188	6,687
Whole Foods Market Inc. (f)	182	5,940
Winn-Dixie Stores Inc. (b) (f)	249	4,414
WM Morrison Supermarkets Plc	1,000	5,660
WM Wrigley Jr. Co.	186	14,166
Woolworths Ltd.	1,105	29,922
		2,760,180
ENERGY - 7.8%
Acergy SA (f)	405	9,937

Aker Kvaerner ASA (f)	310	7,828
Allis-Chalmers Energy Inc. (b) (f)	339	5,434
Alon USA Energy Inc. (f)	150	2,093
Alpha Natural Resources Inc. (b)	548	26,660
Anadarko Petroleum Corp.	360	23,962
Apache Corp.	320	43,098
Arch Coal Inc.	1,446	82,943
Arena Resources Inc. (b)	366	16,433
Atlas America Inc.	193	13,425
ATP Oil & Gas Corp. (b)	197	5,662
Atwood Oceanics Inc. (b) (f)	274	27,589
Baker Hughes Inc.	236	19,088
Basic Energy Services Inc. (b) (f)	297	6,890
Berry Petroleum Co. - Class A	400	19,808
BG Group Plc	2,956	72,142
Bill Barrett Corp. (b)	576	29,624
BJ Services Co.	270	7,633
BP Plc	15,763	191,012
BPZ Energy Inc. (b) (f)	476	9,272
Bristow Group Inc. (b) (f)	216	11,394
British Energy Group Plc	600	8,955
Bronco Drilling Co. Inc. (b)	395	6,794
Cal Dive International Inc. (b)	321	3,913
Cameron International Corp. (b)	202	9,944
CARBO Ceramics Inc.	209	9,934
Carrizo Oil & Gas Inc. (b)	269	17,079
CGG Veritas (b)	26	6,530
Chesapeake Energy Corp.	469	24,247
Chevron Corp.	1,814	174,416
Cimarex Energy Co.	890	55,447
Clayton Williams Energy Inc. (b)	179	11,311
Complete Production Services Inc. (b) (f)	368	9,940
Comstock Resources Inc. (b)	332	15,103
Concho Resources Inc. (b)	323	8,905
ConocoPhillips	1,417	122,075
Consol Energy Inc.	144	11,658
Contango Oil & Gas Co. (b)	188	14,406
Crosstex Energy Inc.	246	8,514
CVR Energy Inc. (b)	250	5,383
Dawson Geophysical Co. (b) (f)	68	4,919
Delta Petroleum Corp. (b) (f)	646	15,853
Denbury Resources Inc. (b)	2,468	75,422
Devon Energy Corp.	405	45,927
Dril-Quip Inc. (b)	199	11,375
Edge Petroleum Corp. (b) (f)	961	5,016
El Paso Corp.	530	9,084
Encore Acquisition Co. (b)	1,063	48,505
Energy Partners Ltd. (b) (f)	303	3,681
ENI SpA	2,299	88,485
ENSCO International Inc.	538	34,287

EOG Resources Inc.	197	25,705
Evergreen Energy Inc. (b) (f)	2,690	3,954
EXCO Resources Inc. (b)	461	10,290
Exterran Holdings Inc. (b) (f)	1,259	84,089
Exxon Mobil Corp.	4,740	441,152
FMC Technologies Inc. (b)	1,322	88,838
Forest Oil Corp. (b)	849	50,032
Frontier Oil Corp.	1,026	25,496
General Maritime Corp.	208	5,435
GMX Resources Inc. (b) (f)	210	7,631
Golar LNG Ltd. (f)	298	5,978
Goodrich Petroleum Corp. (b) (f)	208	7,026
Grey Wolf Inc. (b) (f)	1,508	9,455
Gulf Island Fabrication Inc.	211	8,343
Gulfmark Offshore Inc. (b) (f)	209	12,498
Gulfport Energy Corp. (b)	316	3,662
Halliburton Co.	762	34,983
Harvest Natural Resources Inc. (b) (f)	734	6,966
Helmerich & Payne Inc.	1,083	58,211
Hercules Offshore Inc. (b)	663	17,477
Hess Corp.	279	29,630
Hornbeck Offshore Services Inc. (b) (f)	218	10,872
Inpex Holdings Inc.	1	11,155
International Coal Group Inc. (b) (f)	923	7,347
Knightsbridge Tankers Ltd.	228	6,580
Lufkin Industries Inc.	134	10,110
Marathon Oil Corp.	611	27,843
Mariner Energy Inc. (b)	792	21,828
Matrix Service Co. (b)	176	3,539
McMoRan Exploration Co. (b) (f)	409	11,215
Murphy Oil Corp.	162	14,635
Nabors Industries Ltd. (b) (f)	267	10,023
NATCO Group Inc. (b)	245	12,397
National Oilwell Varco Inc. (b) (f)	367	25,121
Newfield Exploration Co. (b) (f)	1,286	78,137
Newpark Resources Inc. (b) (f)	1,082	5,940
Nippon Mining Holdings Inc.	1,000	6,184
Nippon Oil Corp.	1,000	6,857
Noble Corp.	234	13,170
Noble Energy Inc.	205	17,835
Occidental Petroleum Corp.	752	62,574
Oil States International Inc. (b) (f)	365	18,272
Oilsands Quest Inc. (b)	1,803	7,843
OMV AG	141	10,591
Origin Energy Ltd.	961	12,649
Overseas Shipholding Group Inc.	267	20,094
Paladin Resources Ltd. (b) (f)	1,112	4,459
Parallel Petroleum Corp. (b)	444	9,408
Parker Drilling Co. (b)	955	7,659
Patterson-UTI Energy Inc.	1,415	39,535

Peabody Energy Corp.	207	12,654
Penn Virginia Corp.	415	21,788
Petrohawk Energy Corp. (b)	1,832	43,308
Petroleum Development Corp. (b) (f)	181	13,617
Petroleum Geo-Services ASA (b)	332	8,934
PetroQuest Energy Inc. (b) (f)	612	12,717
PHI Inc. (b) (f)	239	8,979
Pioneer Drilling Co. (b) (f)	474	7,740
Pioneer Natural Resources Co.	1,253	72,336
Plains Exploration & Production Co. (b)	1,299	80,902
Pride International Inc. (b)	1,625	68,981
Quicksilver Resources Inc. (b)	970	40,245
Range Resources Corp.	170	11,285
Renewable Energy Corp. AS (b)	200	6,767
Repsol YPF SA	691	27,917
Rosetta Resources Inc. (b)	418	9,108
Royal Dutch Shell Plc - Class A	3,019	121,342
Royal Dutch Shell Plc - Class B	2,283	90,969
RPC Inc.	423	5,402
Santos Ltd.	546	8,186
Schlumberger Ltd.	1,037	104,270
SeaDrill Ltd.	311	9,368
Ship Finance International Ltd. (f)	229	6,943
Smith International Inc.	190	14,537
Southwestern Energy Co. (b)	3,454	146,139
Spectra Energy Corp.	500	12,350
Statoil ASA	965	34,717
Stone Energy Corp. (b)	234	14,260
Sulphco Inc. (b) (f)	1,653	5,819
Sunoco Inc.	125	5,801
Superior Energy Services Inc. (b)	763	33,862
Superior Well Services Inc. (b) (f)	305	7,262
Swift Energy Co. (b)	212	11,054
Technip SA (f)	92	8,478
Tidewater Inc.	503	32,806
Toreador Resources Corp. (b)	626	5,139
Total SA (f)	1,868	156,475
Transocean Inc. (b)	260	38,340
Trico Marine Services Inc. (b)	204	7,689
Tullow Oil Plc	754	11,261
TXCO Resources Inc. (b) (f)	585	7,476
Uranium Resources Inc. (b)	657	3,916
USEC Inc. (b) (f)	1,413	6,556
VAALCO Energy Inc. (b) (f)	1,156	7,491
Valero Energy Corp.	456	22,276
VeraSun Energy Corp. (b) (f)	453	2,826
Verenium Corp. (b) (f)	1,554	4,662
Warren Resources Inc. (b)	608	7,466
Weatherford International Ltd. (b)	254	20,490
Western Refining Inc. (f)	148	1,480

W-H Energy Services Inc. (b)	303	23,419
Whiting Petroleum Corp. (b)	381	29,154
Willbros Group Inc. (b)	386	13,931
Williams Cos. Inc.	449	15,940
Woodside Petroleum Ltd.	544	28,692
World Fuel Services Corp.	193	4,740
XTO Energy Inc.	466	28,827
		4,498,847
FINANCIALS - 14.9%
3i Group Plc	425	7,227
Acadia Realty Trust	312	8,000
ACE Ltd.	279	16,821
Advance America Cash Advance Centers Inc.	532	4,687
Advanta Corp. - Class B	641	5,628
Aegon NV	1,246	19,858
Affiliated Managers Group Inc. (b)	405	40,233
AFLAC Inc.	397	26,468
Alesco Financial Inc. (f)	1,733	5,979
Alexander’s Inc. (b)	19	6,770
Alexandria Real Estate Equities Inc.	580	60,917
Allianz AG	364	73,962
Allied Irish Banks Plc	725	15,241
Allstate Corp.	491	24,727
Alpha Bank AE	320	10,929
AMB Property Corp.	924	53,361
AMBAC Financial Group Inc.	124	574
AMCORE Financial Inc.	239	2,973
American Campus Communities Inc.	274	8,365
American Capital Strategies Ltd. (f)	148	4,699
American Equity Investment Life Holding Co. (f)	599	5,780
American Express Co.	986	47,348
American Financial Group Inc.	637	17,467
American International Group Inc.	2,250	103,950
American Physicians Capital Inc.	178	8,250
AmeriCredit Corp. (b) (f)	1,021	14,253
Ameriprise Financial Inc.	202	9,593
AMP Ltd.	1,581	11,680
AmTrust Financial Services Inc.	351	5,458
Anchor BanCorp Wisconsin Inc.	178	2,704
Anthracite Capital Inc. (f)	613	4,781
Anworth Mortgage Asset Corp.	820	5,478
Aon Corp.	266	12,074
Apartment Investment & Management Co. (f)	140	5,177
Apollo Investment Corp. (f)	2,404	38,897
Arbor Realty Trust Inc. (f)	357	6,165
Ares Capital Corp.	430	4,842
Argo Group International Holdings Ltd. (b)	175	6,269
Arthur J Gallagher & Co.	967	23,759
Ashford Hospitality Trust Inc.	627	3,630
Aspen Insurance Holdings Ltd.	800	20,792

Assicurazioni Generali SpA (f)	927	40,978
Associated Bancorp	1,325	37,458
Assurant Inc.	148	9,620
Assured Guaranty Ltd. (f)	801	20,257
Asta Funding Inc. (f)	173	2,469
Astoria Financial Corp.	805	19,079
ASX Ltd.	413	13,985
Australia & New Zealand Banking Group Ltd. (f)	1,859	38,412
AvalonBay Communities Inc.	68	6,783
Aviva Plc	1,978	24,572
AXA Asia Pacific Holdings Ltd.	1,556	8,720
AXA SA (f)	1,318	48,697
Banca Monte dei Paschi di Siena SpA (f)	1,462	4,963
Banca Popolare di Milano SCRL	450	5,520
Banche Popolari Unite Scpa	491	12,921
Banco Bilbao Vizcaya Argentaria SA	2,942	67,475
Banco Bilbao Vizcaya Argentaria SA - ADR	126	2,888
Banco Comercial Portugues SA (f)	4,687	13,145
Banco Latinoamericano de Exportaciones SA	246	4,625
Banco Popular Espanol SA (f)	816	14,017
Banco Popular SpA (b)	311	6,135
Banco Santander SA	5,186	112,153
Bank Mutual Corp.	843	9,433
Bank of America Corp.	3,969	148,996
Bank of East Asia Ltd.	1,200	6,837
Bank of Hawaii Corp.	582	31,911
Bank of Ireland	734	10,111
Bank of New York Mellon Corp. (a)	1,020	44,401
Bank of Yokohama Ltd.	1,000	7,328
Banner Corp.	183	3,953
Barclays Plc	5,820	52,624
BB&T Corp.	439	15,053
Bear Stearns Cos. Inc. (f)	94	1,009
Berkshire Hills Bancorp Inc.	157	4,018
BioMed Realty Trust Inc.	505	13,130
BNP Paribas (f)	654	69,720
BOC Hong Kong Holdings Ltd.	8,500	21,978
Boston Private Financial Holdings Inc.	342	3,181
Boston Properties Inc.	70	7,034
BRE Properties Inc. - Class A (f)	570	27,332
British Land Co. Plc	293	4,863
Brookline Bancorp Inc.	758	8,186
Brown & Brown Inc.	1,070	20,544
Calamos Asset Management Inc.	291	5,223
Camden Property Trust	478	25,291
Capital One Financial Corp.	318	16,854
Capital Southwest Corp. (f)	91	10,824
Capital Trust Inc. - Class A (f)	156	4,173
CapitaLand Ltd.	1,000	5,007
CapLease Inc.	716	5,950

Cascade Bancorp (f)	251	2,289
Cash America International Inc.	203	8,280
Cathay General Bancorp	905	15,430
Cattles Plc	907	4,286
Cedar Shopping Centers Inc.	490	6,125
Centerline Holding Co.	432	1,473
Central Pacific Financial Corp.	258	4,737
Challenger Financial Services Group Ltd. (f)	2,402	4,714
Charles Schwab Corp.	812	17,539
Chemical Financial Corp.	234	5,682
Cheung Kong Holdings Ltd.	1,000	15,578
Chimera Investment Corp.	404	5,603
China Bank Ltd.	1,000	7,876
Chubb Corp.	349	18,487
Chuo Mitsui Trust Holding Inc.	1,000	7,107
Cincinnati Financial Corp.	275	9,873
CIT Group Inc.	166	1,808
Citigroup Inc.	4,722	119,325
Citizens Banking Corp.	557	4,595
City Holdings Co.	257	10,686
City National Corp.	422	20,475
CME Group Inc.	47	21,500
CNP Assurances (f)	70	8,302
Cohen & Steers Inc. (f)	127	3,546
Colonial BancGroup Inc.	1,544	12,568
Columbia Banking System Inc.	290	7,853
Comerica Inc.	194	6,738
Commerce Group Inc.	876	31,921
Commerzbank AG	525	18,819
Commonwealth Bank of Australia	1,170	49,510
Community Bank System Inc.	339	8,641
Community Trust Bancorp Inc.	188	5,651
Consolidated-Tomoka Land Co.	108	5,635
Corporate Office Properties Trust SBI MD	412	15,368
Corus Bankshares Inc.	449	3,291
Countrywide Financial Corp. (f)	479	2,769
Cousins Properties Inc. (f)	816	20,735
Credit Agricole SA	482	16,132
Credit Saison Co. Ltd. (f)	200	5,385
Credit Suisse Group (f)	906	50,452
Crystal River Capital Inc. (f)	280	2,310
Cullen/Frost Bankers Inc.	627	34,999
CVB Financial Corp.	852	9,781
Daiwa Securities Group Inc.	1,000	9,915
Danske Bank A/S	392	13,496
DBS Group Holdings Ltd.	2,000	29,291
DCT Industrial Trust Inc.	1,282	12,820
Deerfield Capital Corp. (f)	54	76
Delphi Financial Group Inc.	349	9,500
Deutsche Bank AG	413	49,247

Deutsche Boerse AG	170	24,723
Deutsche Postbank AG (f)	113	9,823
Developers Diversified Realty Corp.	160	6,872
Dexia SA	651	17,968
DiamondRock Hospitality Co.	1,068	13,617
Digital Realty Trust Inc.	517	20,034
Discover Financial Services	401	7,302
DnB NOR ASA (b) (f)	637	9,456
Dollar Financial Corp. (b) (f)	238	5,136
Downey Financial Corp.	172	2,432
Duke Realty Corp.	1,399	34,164
DuPont Fabros Technology Inc.	502	9,036
EastGroup Properties Inc.	169	8,063
Eaton Vance Corp.	1,244	45,530
Education Realty Trust Inc.	528	7,044
EFG Eurobank Ergasias SA	237	7,328
Employer Holdings Inc.	440	8,395
Enstar Group Ltd. (b) (f)	51	5,546
Entertainment Properties Trust	264	14,087
Equity Lifestyle Properties Inc.	162	8,009
Equity One Inc. (f)	659	16,277
Equity Residential	180	7,474
Erste Bank der Oesterreichischen Sparkassen AG (f)	208	15,333
Everest Re Group Ltd.	618	55,836
Extra Space Storage Inc.	427	7,186
EZCORP Inc. - Class A (b)	480	5,827
Fannie Mae	742	20,999
FBL Financial Group Inc. - Class A	175	4,846
Federal Realty Investors Trust	550	45,183
Federated Investors Inc. - Class B	307	10,278
FelCor Lodging Trust Inc.	414	5,212
Fidelity National Financial Inc. - Class A	2,261	36,153
Fifth Third Bancorp	488	10,458
Financial Federal Corp.	265	6,188
First American Corp.	919	30,143
First Bancorp / Puerto Rico (f)	818	8,417
First Busey Corp.	340	6,742
First Cash Financial Services Inc. (b)	302	4,482
First Charter Corp.	297	9,023
First Commonwealth Financial Corp. (f)	538	6,698
First Community Bancorp Inc.	462	9,928
First Financial Bankshares Inc.	151	6,793
First Industrial Realty Trust Inc. (f)	303	9,154
First Merchants Corp.	484	12,376
First Midwest Bancorp Inc.	632	16,135
First Niagara Financial Group Inc.	1,889	27,258
First Potomac Realty Trust	268	4,553
First State Bancorp	549	5,106
FirstFed Financial Corp. (b) (f)	153	2,338
FirstMerit Corp.	1,592	32,668

Flagstar Bancorp Inc. (f)	744	4,553
FNB Corp. (f)	707	10,930
Fondiaria-Sai SpA	163	6,530
Fortis	1,696	46,027
FPIC Insurance Group Inc. (b)	177	8,236
Franklin Resources Inc.	147	13,987
Franklin Street Properties Corp.	431	6,366
Freddie Mac	542	13,501
Friedman Billings Ramsey Group Inc. - Class A	2,367	5,894
Friends Provident Plc	1,880	4,414
Frontier Financial Corp. (f)	329	5,264
Fukuoka Financial Group Inc.	1,000	4,953
FX Real Estate and Entertainment Inc. (b)	133	640
Gecina SA (f)	41	5,771
General Growth Properties Inc.	128	5,243
Genworth Financial Inc. - Class A	498	11,484
Getty Realty Corp.	252	4,564
GFI Group Inc.	500	5,875
Glacier Bancorp Inc.	505	10,393
GLG Partners Inc. (f)	630	5,198
Glimcher Realty Trust (f)	292	3,504
Goldman Sachs Group Inc.	349	66,788
Goodman Group	1,302	5,553
GPT Group	1,701	5,344
Gramercy Capital Corp. (f)	378	7,182
Great Portland Estates Plc	575	5,205
Greene County Bancshares Inc.	196	3,926
Greenhill & Co. Inc. (f)	137	8,912
Groupe Bruxelles Lambert SA (f)	70	8,858
Hammerson Plc	253	5,037
Hancock Holding Co.	202	8,337
Hang Lung Properties Ltd.	2,000	8,135
Hang Seng Bank Ltd.	700	14,021
Hanmi Financial Corp.	727	5,082
Hanover Insurance Group Inc.	448	20,106
Harleysville Group Inc.	205	7,472
Harleysville National Corp.	515	7,447
Hartford Financial Services Group Inc.	256	18,245
HBOS Plc	2,883	26,617
HCC Insurance Holdings Inc.	1,086	26,802
HCP Inc.	183	6,533
Health Care Real Estate Investment Trust	838	40,601
Healthcare Realty Trust Inc.	322	9,122
Henderson Land Development Co. Ltd.	1,000	7,635
Hersha Hospitality Trust	761	7,245
Highwoods Properties Inc.	1,172	41,067
Hilb Rogal & Hobbs Co.	286	8,274
Hilltop Holdings Inc. (b)	670	7,075
Home Properties Inc.	339	17,821
Hong Kong Exchanges & Clearing Ltd.	1,000	20,428

Horace Mann Educators Corp.	756	12,792
Hospitality Properties Trust	892	28,660
Host Hotels & Resorts Inc.	430	7,396
HSBC Holdings Plc	9,748	169,263
Hudson City Bancorp Inc.	444	8,494
Huntington Bancshares Inc.	435	4,085
Hypo Real Estate Holding AG	226	8,341
IberiaBank Corp.	152	7,326
ICAP Plc	833	9,617
Independent Bank Corp.	353	10,318
IndyMac Bancorp Inc. (f)	1,332	4,329
Infinity Property & Casualty Corp.	163	6,318
ING Groep NV (f)	1,494	56,593
Inland Real Estate Corp.	457	7,381
Insurance Australia Group Ltd.	2,247	9,222
Interactive Brokers Group Inc. (b)	291	9,187
IntercontinentalExchange Inc. (b)	62	9,619
International Bancshares Corp.	401	10,021
Intesa Sanpaolo SpA	840	5,919
Intesa Sanpaolo SpA	6,262	46,551
Investec Plc	604	4,266
Investors Bancorp Inc. (b)	496	7,276
Investors Real Estate Trust	437	4,457
IPC Holdings Ltd.	462	13,449
Janus Capital Group Inc.	229	6,426
Japan Prime Realty Investment Corp.	2	6,309
Japan Real Estate Investment Corp.	1	11,829
Japan Retail Fund Investment Corp.	1	5,914
Jefferies Group Inc.	928	17,446
JER Investors Trust Inc.	616	4,743
Jones Lang LaSalle Inc.	395	30,656
JPMorgan Chase & Co.	2,956	140,853
Julius Baer Holding AG	89	6,525
KBC Groep NV (b)	147	19,787
KBW Inc. (b) (f)	213	5,057
KeyCorp	436	10,521
Kimco Realty Corp.	174	6,944
Klepierre (f)	123	7,438
Knight Capital Group Inc. (b)	737	13,789
LaBranche & Co. Inc. (b)	1,040	6,646
Land Securities Group Plc	254	7,724
LandAmerica Financial Group Inc.	181	5,195
LaSalle Hotel Properties	261	8,370
Legal & General Group Plc	5,272	13,219
Legg Mason Inc.	109	6,571
Lehman Brothers Holdings Inc. (f)	421	18,625
Lend Lease Corp. Ltd.	537	6,283
Leopalace21 Corp.	200	3,531
Leucadia National Corp. (f)	230	11,781
Lexington Realty Trust	485	6,984

Liberty International Plc (f)	285	5,515
Liberty Property LP	922	32,298
Lincoln National Corp.	225	12,096
Link Real Estate Investment Trust	4,000	9,598
Lloyds TSB Group Plc	4,318	36,824
Loews Corp.	349	14,696
London Stock Exchange Group Plc	249	5,292
LTC Properties Inc.	286	7,788
M&T Bank Corp. (f)	121	11,281
Macerich Co.	698	51,045
Mack-Cali Realty Corp.	684	26,690
Macquarie Group Ltd.	203	12,147
Maguire Properties Inc.	228	3,671
Man Group Plc	1,116	12,770
Mapfre SA	1,730	8,775
MarketAxess Holdings Inc. (b)	366	3,217
Marsh & McLennan Cos. Inc.	450	12,416
Marshall & Ilsley Corp.	339	8,468
Max Capital Group Ltd.	438	10,254
MB Financial Inc.	355	10,189
MBIA Inc. (f)	117	1,217
MCG Capital Corp.	438	3,355
Medical Properties Trust Inc.	510	6,197
Mediobanca SpA	689	14,312
Mercury General Corp.	420	20,954
Merrill Lynch & Co. Inc.	850	42,356
MetLife Inc.	596	36,267
MFA Mortgage Investments Inc.	1,014	7,088
Mid-America Apartment Communities Inc.	167	8,768
Millea Holdings Inc.	600	25,446
Mitsubishi Estate Co. Ltd.	1,000	29,043
Mitsubishi UFJ Financial Group Inc.	7,000	77,011
Mitsui Fudosan Co. Ltd.	1,000	25,196
Mitsui Sumitomo Insurance Co. Ltd. (b)	300	11,944
Mizuho Financial Group Inc. (f)	8	41,544
Montpelier Re Holdings Ltd. (f)	812	13,398
Moody’s Corp. (f)	193	7,133
Morgan Stanley	898	43,643
Muenchener Rueckversicherungs AG	163	31,403
National Australia Bank Ltd.	1,200	34,204
National Bank of Greece SA	712	39,163
National City Corp.	693	4,366
National Financial Partners Corp. (f)	290	7,807
National Health Investors Inc.	236	7,219
National Penn Bancshares Inc.	1,019	17,007
National Retail Properties Inc.	738	16,908
National Western Life Insurance Co. (f)	27	6,848
Nationwide Health Properties Inc.	1,843	66,385
Navigators Group Inc. (b)	162	7,938
NBT Bancorp Inc.	258	5,877

Nelnet Inc. - Class A	285	3,645
New World Development Co. Ltd.	3,000	7,738
New York Community Bancorp Inc.	3,176	59,296
NewAlliance Bancshares Inc.	1,469	19,773
Nippon Building Fund Inc.	1	13,079
Nomura Holdings Inc.	1,800	31,297
Nomura Real Estate Office Fund Inc. (f)	1	7,943
Nordea Bank AB	2,047	33,665
Northern Trust Corp.	161	11,932
NorthStar Realty Finance Corp.	964	9,997
Northwest Bancorp Inc.	238	6,140
NTT Urban Development Corp.	4	6,193
NYSE Euronext	279	18,442
Ocwen Financial Corp. (b)	991	4,896
Odyssey Re Holdings Corp.	209	7,478
Old Mutual Plc	4,362	11,012
Old National Bancorp (f)	547	9,359
Old Republic International Corp.	2,214	31,771
Omega Healthcare Investors Inc.	440	7,700
optionsXpress Holdings Inc.	317	6,806
ORIX Corp.	80	14,433
Oversea-Chinese Banking Corp.	6,000	39,158
Pacific Capital Bancorp (f)	414	8,437
Park National Corp. (f)	126	9,577
Parkway Properties Inc.	153	6,068
Pennsylvania Real Estate Investment Trust (f)	281	7,076
PFF Bancorp Inc. (f)	573	2,166
Phoenix Cos. Inc.	821	10,673
Pico Holdings Inc. (b)	224	7,912
Pinnacle Financial Partners Inc. (b)	301	8,157
Piper Jaffray Cos. (b)	134	4,993
Piraeus Bank SA	286	9,712
Platinum Underwriters Holdings Ltd.	435	15,603
Plum Creek Timber Co. Inc.	196	8,005
PMI Group Inc.	817	4,600
PNC Financial Services Group Inc.	352	24,411
Portfolio Recovery Associates Inc. (f)	167	7,350
Post Properties Inc.	304	11,157
Potlatch Corp.	780	34,952
Preferred Bank	195	2,283
Presidential Life Corp.	355	6,021
Primus Guaranty Ltd. (b) (f)	634	2,828
Principal Financial Group Inc.	270	14,488
PrivateBancorp Inc. (f)	187	6,356
ProAssurance Corp. (b)	298	15,743
Progressive Corp.	769	13,988
Prologis	266	16,654
Prosperity Bancshares Inc.	341	10,561
Protective Life Corp.	703	29,962
Provident Bankshares Corp.	380	4,868

Provident Financial Services Inc.	1,028	15,862
Provident New York Bancorp	380	5,077
Prudential Financial Inc.	392	29,678
Prudential plc (a)	1,869	25,387
PS Business Parks Inc.	110	6,296
Public Storage Inc.	80	7,256
QBE Insurance Group Ltd. (f)	909	21,690
Radian Group Inc. (f)	748	4,039
Raiffeisen International Bank Holding AG	61	9,800
RAIT Investment Trust (f)	605	4,598
Ramco-Gershenson Properties Trust	205	4,606
Raymond James Financial Inc. (f)	875	25,174
Rayonier Inc.	791	33,246
Realty Income Corp.	1,810	47,621
Redwood Trust Inc. (f)	330	10,986
Regency Centers Corp.	672	48,095
Regions Financial Corp.	589	12,911
Renasant Corp.	357	8,272
Resolution Plc (i)	595	8,506
Resona Holdings Inc. (f)	4	7,693
Resource Capital Corp.	602	5,231
RiskMetrics Group Inc. (b)	285	5,030
RLI Corp.	199	9,552
Royal & Sun Alliance Insurance Group	3,567	9,475
Royal Bank of Scotland Group Plc	7,761	52,529
S&T Bancorp Inc.	225	7,666
Safeco Corp.	108	7,208
Safety Insurance Group Inc.	154	5,529
Sampo Oyj	333	9,357
Sandy Spring Bancorp Inc.	175	4,463
Saul Centers Inc.	141	7,036
SBI Holdings Inc. (f)	23	6,060
Seacoast Banking Corp. (f)	345	3,626
SEI Investments Co.	1,136	26,435
Selective Insurance Group	492	10,489
Senior Housing Properties Trust	905	21,675
Signature Bank (b)	252	6,648
Simon Property Group Inc.	201	20,072
Singapore Exchange Ltd.	1,000	6,335
Skandinaviska Enskilda Banken AB	576	13,848
SLM Corp. (b)	336	6,226
Societe Generale - Class A (f)	371	43,097
Societe Generale (b) (f)	72	8,342
Sompo Japan Insurance Inc.	1,000	11,127
South Financial Group Inc.	539	3,256
Sovereign Bancorp Inc. (f)	399	2,981
Sovran Self Storage Inc.	147	6,571
St. George Bank Ltd. (f)	222	5,569
StanCorp Financial Group Inc.	572	29,309
Standard Chartered Plc	605	21,377

Standard Life Plc	1,947	9,617
State Auto Financial Corp.	225	6,199
State Street Corp.	345	24,888
Sterling Bancshares Inc.	614	6,379
Sterling Financial Corp. / WA	338	4,127
Stewart Information Services Corp. (f)	180	4,408
Stifel Financial Corp. (b)	202	9,549
Stockland Corp. Ltd. (f)	1,232	8,404
Strategic Hotel Capital Inc. (f)	512	7,378
Sumitomo Mitsui Financial Group Inc. (f)	5	43,035
Sumitomo Trust & Banking Co. Ltd.	1,000	8,992
Sun Communities Inc.	437	8,500
Sun Hung Kai Properties Ltd.	2,000	35,031
Suncorp-Metway Ltd.	1,157	14,901
Sunstone Hotel Investors Inc.	450	8,406
SunTrust Banks Inc.	286	15,945
Susquehanna Bancshares Inc.	715	14,221
SVB Financial Group (b) (f)	595	28,953
Svenska Handelsbanken - Class A (f)	698	19,210
Swire Pacific Ltd.	1,000	11,696
Swiss Life Holding (b)	31	9,214
Swiss Reinsurance	281	23,235
Synovus Financial Corp.	3,226	38,196
T&D Holdings Inc.	200	12,733
T. Rowe Price Group Inc.	220	12,883
Tanger Factory Outlet Centers Inc.	200	8,068
TCF Financial Corp.	1,168	20,323
Tejon Ranch Co. (b) (f)	140	5,916
Texas Capital Bancshares Inc. (b)	390	7,196
TICC Capital Corp.	483	3,515
TierOne Corp.	310	2,777
Tokyu Land Corp.	1,000	7,434
Tompkins Financial Corp.	231	11,173
Torchmark Corp.	197	12,754
Tower Group Inc.	251	5,896
Travelers Cos. Inc.	538	27,115
TrustCo Bank Corp.	701	6,120
Trustmark Corp.	383	8,342
U.S. Bancorp	1,565	53,038
UBS AG (b)	1,757	58,143
UCBH Holdings Inc.	807	5,875
UDR Inc.	1,343	33,951
UMB Financial Corp.	410	20,352
Umpqua Holdings Corp. (f)	470	6,933
Unibail-Rodamco	94	24,142
UniCredito Italiano SpA (f)	7,693	57,979
United America Indemnity Ltd. (b)	223	3,447
United Bankshares Inc.	293	8,523
United Community Banks Inc. (f)	326	4,475
United Fire & Casualty Co.	233	7,677
United Overseas Bank Ltd.	2,000	30,087
Unitrin Inc.	610	23,143
Universal Health Realty Income Trust	221	7,412
Unum Group	375	8,704
Urstadt Biddle Properties Inc. - Class A	469	7,912
U-Store-It Trust	380	4,586
Vornado Realty Trust	74	6,889
Wachovia Corp.	1,819	53,024
Waddell & Reed Financial Inc. - Class A	1,634	55,327
Washington Federal Inc.	1,021	24,310
Washington Mutual Inc. (f)	736	9,045
Washington Real Estate Investment Trust	420	14,923
Webster Financial Corp.	598	15,578
Weingarten Realty Investors (f)	794	29,291
Wells Fargo & Co.	3,272	97,342
WesBanco Inc.	233	5,012
West Coast Bancorp	286	3,691
WestAmerica Bancorp	689	40,265
Westfield Group (f)	1,167	20,083
Westpac Banking Corp.	2,044	47,229
Wilmington Trust Corp.	789	25,942
Wing Hang Bank Ltd.	500	6,698
Winthrop Realty Trust (f)	1,139	4,954
Wintrust Financial Corp.	259	8,215
World Acceptance Corp. (b) (f)	166	6,537
WR Berkley Corp.	1,557	39,999
WSFS Financial Corp.	177	8,993
XL Capital Ltd. - Class A	202	7,048
Zenith National Insurance Corp.	293	10,882
Zions Bancorp	137	6,350
Zurich Financial Services AG	114	34,550
		8,571,271

HEALTH CARE - 8.0%
Abaxis Inc. (b)	345	8,791
Abbott Laboratories	1,377	72,637
Abiomed Inc. (b)	510	7,441
Acadia Pharmaceuticals Inc. (b) (f)	536	4,288
Acorda Therapeutics Inc. (b)	409	8,609
Advanced Medical Optics Inc. (b) (f)	531	11,151
Aetna Inc.	417	18,181
Affymetrix Inc. (b)	1,096	11,957
Air Methods Corp. (b) (f)	279	11,188
Akorn Inc. (b) (f)	1,248	5,616
Alexion Pharmaceuticals Inc. (b) (f)	350	24,633
Alfresa Holdings Corp.	100	7,011
Align Technology Inc. (b)	558	6,852
Alkermes Inc. (b)	696	8,651
Allergan Inc.	212	11,950
Allscripts Healthcare Solutions Inc. (b) (f)	690	7,700
Alnylam Pharmaceuticals Inc. (b) (f)	364	9,129
Alpharma Inc. - Class A (b) (f)	324	7,974
AMAG Pharmaceuticals Inc. (b)	131	5,375
Amedisys Inc. (b)	237	12,277
American Medical Systems Holdings Inc. (b) (f)	502	7,078
American Oriental Bioengineering Inc. (b)	627	6,032
AMERIGROUP Corp. (b)	354	9,200
AmerisourceBergen Corp.	173	7,015
Amgen Inc. (b)	1,007	42,163
AMN Healthcare Services Inc. (b) (f)	283	4,129
Amsurg Corp. (b)	339	8,658
Analogic Corp.	139	8,005
AngioDynamics Inc. (b)	392	5,794
Applera Corp. - Applied Biosystems Group	213	6,797
Applera Corp. - Celera Genomics Group (b)	558	7,466
Apria Healthcare Group Inc. (b) (f)	687	12,105
Arena Pharmaceuticals Inc. (b) (f)	604	3,376
Ariad Pharmaceuticals Inc. (b) (f)	1,518	4,493
Array BioPharma Inc. (b) (f)	604	3,757
ArthroCare Corp. (b) (f)	195	8,787
Assisted Living Concepts Inc. (b)	639	4,671
Astellas Pharma Inc.	500	20,436
AstraZeneca Plc	1,280	53,698
Auxilium Pharmaceuticals Inc. (b)	531	16,328
Barr Pharmaceuticals Inc. (b)	156	7,836
Baxter International Inc.	595	37,080
Beckman Coulter Inc.	643	43,917
Becton Dickinson & Co.	244	21,814
Biogen Idec Inc. (b)	245	14,869
BioMarin Pharmaceutical Inc. (b)	885	32,267
Bio-Rad Laboratories Inc. - Class A (b)	206	17,170
Boston Scientific Corp. (b)	939	12,517
Bristol-Myers Squibb Co.	1,742	38,272
Bruker BioSciences Corp. (b) (f)	752	9,114
Cardinal Health Inc.	296	15,413

Celgene Corp. (b) (f)	370	22,992
Centene Corp. (b)	321	5,897
Cephalon Inc. (b) (f)	615	38,382
Cepheid Inc. (b)	400	7,828
Cerner Corp. (b) (f)	617	28,549
Charles River Laboratories International Inc. (b)	741	43,015
Chemed Corp.	211	7,195
Chugai Pharmaceutical Co. Ltd.	400	5,562
Cie Generale d’Optique Essilor International SA (f)	164	10,174
Cigna Corp.	240	10,250
Community Health Systems Inc. (b)	886	33,252
Computer Programs & Systems Inc.	229	4,356
Conceptus Inc. (b) (f)	366	6,595
Conmed Corp. (b)	337	8,600
Covance Inc. (b)	644	53,961
Coventry Health Care Inc. (b) (f)	156	6,978
Covidien Ltd.	379	17,696
CR Bard Inc.	94	8,852
Cross Country Healthcare Inc. (b)	357	4,270
CSL Ltd.	453	17,007
Cubist Pharmaceuticals Inc. (b) (f)	431	8,344
CV Therapeutics Inc. (b)	559	5,115
Cyberonics Inc. (b)	378	5,972
Cypress Bioscience Inc. (b)	335	2,204
Daiichi Sankyo Co. Ltd.	700	19,253
Datascope Corp.	214	8,016
Dendreon Corp. (b) (f)	1,349	7,109
DENTSPLY International Inc.	1,524	59,238
Dionex Corp. (b)	138	10,794
Durect Corp. (b)	1,233	5,598
Eclipsys Corp. (b)	379	7,872
Edwards Lifesciences Corp. (b) (f)	637	35,303
Eisai Co. Ltd.	100	3,539
Elan Corp. Plc (b)	550	14,612
Eli Lilly & Co.	838	40,341
Endo Pharmaceuticals Holdings Inc. (b)	1,322	32,825
Enzo Biochem Inc. (b)	468	3,828
Enzon Pharmaceuticals Inc. (b) (f)	805	7,020
eResearch Technology Inc. (b)	285	3,471
Exelixis Inc. (b) (f)	867	6,598
Express Scripts Inc. (b)	224	15,684
Forest Laboratories Inc. (b)	222	7,706
Fresenius Medical Care AG & Co. KGaA (f)	177	9,342
Gen-Probe Inc. (b)	604	34,041
Gentiva Health Services Inc. (b) (f)	409	8,892
Genzyme Corp. (b)	200	14,070
Geron Corp. (b) (f)	888	4,191
Getinge AB - Class B (f)	348	8,832
Gilead Sciences Inc. (b)	819	42,391
GlaxoSmithKline Plc	4,605	101,868

GN Store Nord (b) (f)	528	2,881
Greatbatch Inc. (b) (f)	290	5,272
Haemonetics Corp. (b)	206	11,789
Halozyme Therapeutics Inc. (b)	696	3,438
Health Management Associates Inc. (b)	2,643	18,845
Health Net Inc. (b)	1,053	30,842
HealthExtras Inc. (b)	228	6,434
HealthSouth Corp. (b) (f)	859	16,897
HealthSpring Inc. (b) (f)	347	5,843
Healthways Inc. (b)	241	8,804
Henry Schein Inc. (b)	879	48,670
Hill-Rom Holdings Inc (b)	619	15,555
HMS Holdings Corp. (b)	302	7,783
Hologic Inc. (b)	4,692	136,959
Hospira Inc. (b) (f)	232	9,547
Human Genome Sciences Inc. (b)	895	5,862
Humana Inc. (b)	141	6,738
ICU Medical Inc. (b)	161	4,044
Idevus Pharmaceuticals Inc. (b)	1,099	5,286
Illumina Inc. (b) (f)	478	37,231
Immucor Inc. (b)	688	18,562
IMS Health Inc.	284	7,029
Incyte Corp. (b)	1,336	14,496
Integra LifeSciences Holdings Corp. (b)	183	7,754
InterMune Inc. (b) (f)	254	4,026
Intuitive Surgical Inc. (b)	397	114,836
Invacare Corp.	318	5,737
inVentiv Health Inc. (b) (f)	221	6,570
Inverness Medical Innovations Inc. (b) (f)	571	21,127
Invitrogen Corp. (b)	425	39,767
Isis Pharmaceuticals Inc. (b) (f)	701	8,258
Johnson & Johnson	2,470	165,712
Kendle International Inc. (b)	187	7,983
Kensey Nash Corp. (b) (f)	245	7,144
Keryx Biopharmaceuticals Inc. (b)	586	305
Kindred Healthcare Inc. (b)	533	12,648
Kinetic Concepts Inc. (b)	574	22,765
KV Pharmaceutical Co. - Class A (b) (f)	328	8,016
Laboratory Corp. of America Holdings (b) (f)	106	8,016
Landauer Inc.	162	8,627
LCA-Vision Inc. (f)	227	2,295
LHC Group Inc. (b) (f)	274	4,274
LifeCell Corp. (b)	323	16,402
LifePoint Hospitals Inc. (b) (f)	530	15,964
Ligand Pharmaceuticals Inc. - Class B (b)	958	3,880
Lincare Holdings Inc. (b)	820	19,959
Luminex Corp. (b) (f)	614	11,979
Magellan Health Services Inc. (b)	263	10,149
MannKind Corp. (b) (f)	530	1,378
Martek Biosciences Corp. (b)	458	16,149

Matria Healthcare Inc. (b)	271	6,911
McKesson Corp.	221	11,519
Medarex Inc. (b)	841	6,030
Medco Health Solutions Inc. (b)	444	21,996
Mediceo Paltac Holdings Co. Ltd.	400	6,747
Medicines Co. (b)	331	6,537
Medics Pharmaceutical Corp.	1,290	26,574
Medivation Inc. (b) (f)	323	4,942
Medtronic Inc.	1,015	49,410
Mentor Corp.	258	7,552
Merck & Co. Inc.	1,889	71,858
Merck KGaA	75	10,621
Meridian Bioscience Inc.	289	7,783
Merit Medical Systems Inc. (b)	492	7,237
Millennium Pharmaceuticals Inc. (b)	3,308	82,270
Mitsubishi Tanabe Pharma Corp.	1,000	11,944
Molina Healthcare Inc. (b)	240	5,959
Momenta Pharmaceuticals Inc. (b)	496	6,934
Mylan Inc. (f)	384	5,057
Myriad Genetics Inc. (b) (f)	439	18,236
Nabi Biopharmaceuticals (b) (f)	1,150	4,635
Nektar Therapeutics (b)	936	4,512
Neurocrine Biosciences Inc. (b)	749	4,067
Nobel Biocare Holding AG	130	4,678
Novartis AG	1,865	94,006
Noven Pharmaceuticals Inc. (b) (f)	306	2,785
Novo-Nordisk A/S - Class B	352	24,083
NuVasive Inc. (b) (f)	338	12,895
Omnicare Inc.	1,261	25,661
Omnicell Inc. (b) (f)	419	5,036
OMRIX Biopharmaceuticals Inc. (b)	207	3,074
Onyx Pharmaceuticals Inc. (b) (f)	487	17,123
OraSure Technologies Inc. (b)	810	5,233
Orthofix International NV (b)	132	4,060
OSI Pharmaceuticals Inc. (b) (f)	572	19,820
Owens & Minor Inc.	284	12,871
Palomar Medical Technologies Inc. (b)	407	5,739
Par Pharmaceutical Cos. Inc. (b) (f)	733	12,498
Parexel International Corp. (b) (f)	538	13,665
Patterson Cos. Inc. (b) (f)	184	6,293
PDL BioPharma Inc. (b)	1,007	13,353
Perrigo Co.	1,573	64,477
Pfizer Inc.	6,053	121,726
Pharmaceutical Product Development Inc.	1,067	44,195
PharmaNet Development Group Inc. (b)	353	8,423
PharMerica Corp. (b)	209	3,559
Phase Forward Inc. (b)	397	7,305
Progenics Pharmaceuticals Inc. (b) (f)	303	4,081
PSS World Medical Inc. (b) (f)	457	7,527
Psychiatric Solutions Inc. (b) (f)	1,035	35,925

Quest Diagnostics Inc.	147	7,376
Quidel Corp. (b)	573	9,174
Regeneron Pharmaceuticals Inc. (b)	389	7,632
RehabCare Group Inc. (b)	297	5,049
Res-Care Inc. (b)	319	5,197
Resmed Inc. (b) (f)	815	35,143
Rigel Pharmaceuticals Inc. (b)	657	14,783
Roche Holding AG	611	101,106
Salix Pharmaceuticals Ltd. (b) (f)	641	4,500
Sanofi-Aventis	842	64,902
Santen Pharmaceutical Co. Ltd. (f)	300	7,415
Savient Pharmaceuticals Inc. (b) (f)	696	15,201
Schering-Plough Corp.	1,290	23,749
Sciele Pharma Inc. (b) (f)	325	6,263
Seattle Genetics Inc. (b)	753	7,650
Sepracor Inc. (b)	1,163	25,063
Sirona Dental Systems Inc. (b) (f)	203	5,434
Smith & Nephew Plc	783	10,123
Sonic Healthcare Ltd.	665	9,568
SonoSite Inc. (b) (f)	192	6,123
Sonova Holding AG	72	6,043
Spectranetics Corp. (b)	534	5,746
St. Jude Medical Inc. (b)	308	13,484
Stereotaxis Inc. (b) (f)	488	3,323
STERIS Corp.	1,295	35,884
Stryker Corp.	195	12,642
Sun Healthcare Group Inc. (b)	444	5,839
Sunrise Senior Living Inc. (b)	343	7,357
SurModics Inc. (b) (f)	133	5,915
Suzuken Co. Ltd.	200	7,559
Symmetry Medical Inc. (b)	424	5,949
Synthes Inc.	57	7,799
Takeda Pharmaceutical Co. Ltd.	700	36,957
Techne Corp. (b)	346	25,092
Terumo Corp. (f)	200	9,848
Thermo Fisher Scientific Inc. (b)	359	20,775
Thoratec Corp. (b) (f)	444	7,100
Trizetto Group (b)	425	8,946
UCB SA	114	4,903
United Therapeutics Corp. (b)	172	14,534
UnitedHealth Group Inc.	1,078	35,175
Universal American Financial Corp. (b)	285	3,058
Universal Health Services Inc.	488	30,568
Valeant Pharmaceutical International (b) (f)	1,462	19,415
Vanda Pharmaceuticals Inc. (b)	498	1,757
Varian Inc. (b)	637	32,442
Varian Medical Systems Inc. (b) (f)	228	10,689
VCA Antech Inc. (b)	760	24,601
Vertex Pharmaceuticals Inc. (b)	1,315	33,559
ViroPharma Inc. (b) (f)	533	4,882

Vital Images Inc. (b) (f)	224	3,381
Vital Signs Inc.	121	6,332
Volcano Corp. (b)	334	3,951
Waters Corp. (b)	86	5,286
WellCare Health Plans Inc. (b)	406	17,775
WellPoint Inc. (b)	490	24,378
West Pharmaceutical Services Inc.	346	16,231
William Demant Holding AS (b)	96	7,581
Wright Medical Group Inc. (b) (f)	335	9,353
Wyeth	1,141	50,740
XenoPort Inc. (b)	168	7,187
XOMA Ltd. (b) (f)	2,201	5,326
Zimmer Holdings Inc. (b)	168	12,459
Zoll Medical Corp. (b)	268	8,946
ZymoGenetics Inc. (b) (f)	501	4,459
		4,573,774
INDUSTRIALS - 10.7%
3M Co.	577	44,371
A P Moller - Maersk A/S (f)	1	10,311
AAR Corp. (b)	267	6,248
ABB Ltd.	1,843	56,240
Abertis Infraestructuras SA	212	7,022
ABM Industries Inc.	475	9,947
ABX Air Inc. (b) (f)	1,126	3,018
Acciona SA	42	11,926
ACCO Brands Corp. (b) (f)	346	4,816
ACS Actividades de Construccion y Servicios SA (f)	138	8,113
Actuant Corp. - Class A	474	16,054
Acuity Brands Inc.	418	19,997
Adecco SA	114	6,786
Administaff Inc.	182	4,767
Advisory Board Co. (b) (f)	164	7,646
AECOM Technology Corp. (b)	292	8,018
AGCO Corp. (b)	905	54,418
AirTran Holdings Inc. (b)	1,497	5,105
Alaska Air Group Inc. (b) (f)	673	14,456
Albany International Corp.	220	7,986
Alexander & Baldwin Inc.	513	25,768
Alfa Laval AB (f)	173	11,280
Alliant Techsystems Inc. (b) (f)	317	34,794
Alstom RGPT	86	19,762
AMERCO Inc. (b)	90	5,169
American Commercial Lines Inc. (b)	432	6,834
American Ecology Corp.	270	7,177
American Reprographics Co. (b) (f)	234	3,714
American Science & Engineering Inc.	131	6,384
American Superconductor Corp. (b) (f)	312	7,887
Ameron International Corp.	102	10,078
Ametek Inc.	1,156	56,089
AO Smith Corp.	208	6,436

Apogee Enterprises Inc.	242	5,399
Applied Industrial Technology Inc.	309	7,465
Arkansas Best Corp.	217	8,567
Asahi Glass Co. Ltd.	1,000	11,915
Asciano Group	597	2,259
Astec Industries Inc. (b)	222	8,136
Atlantia SpA	247	8,080
Atlas Air Worldwide Holdings Inc. (b) (f)	175	10,619
Atlas Copco AB - Class A (f)	544	8,684
Avery Dennison Corp.	115	5,542
Avis Budget Group Inc. (b)	923	12,257
Badger Meter Inc.	237	12,341
BAE Systems Plc	2,503	23,074
Baldor Electric Co.	407	13,187
Barnes Group Inc.	405	10,562
BE Aerospace Inc. (b)	914	36,889
Beacon Roofing Supply Inc. (b)	714	7,604
Belden Inc.	339	11,438
Blount International Inc. (b) (f)	580	7,175
Boeing Co.	667	56,602
Bowne & Co. Inc.	476	7,921
Brady Corp. - Class A	349	11,849
Brambles Ltd.	1,322	11,101
Briggs & Stratton Corp.	398	6,058
Brink’s Co.	432	31,428
British Airways Plc (b)	756	3,375
Bucyrus International Inc. - Class A	318	40,046
Bunzl Plc	634	9,266
Burlington Northern Santa Fe Corp.	288	29,534
Capita Group Plc	635	8,317
Carlisle Cos. Inc.	572	16,519
Cascade Corp.	147	6,358
Caterpillar Inc.	535	43,806
Cathay Pacific Airways Ltd. (f)	4,000	8,346
CBIZ Inc. (b) (f)	875	7,761
Central Japan Railway Co.	1	9,809
Cenveo Inc. (b) (f)	374	3,841
Ceradyne Inc. (b)	196	7,636
CH Robinson Worldwide Inc.	165	10,342
Chart Industries Inc. (b)	181	7,356
Charter Plc	440	7,806
ChoicePoint Inc. (b)	783	37,858
Cie de Saint-Gobain	264	21,003
CIRCOR International Inc.	175	8,430
Clarcor Inc.	533	22,365
Clean Harbors Inc. (b)	161	10,621
Cobham Plc	2,058	8,963
Columbus Mckinnon Corp. (b)	204	5,775
Comfort Systems USA Inc.	617	8,391
Commercial Vehicle Group Inc. (b)	371	4,471

COMSYS IT Partners Inc. (b)	386	3,157
Consolidated Graphics Inc. (b)	132	7,678
Con-Way Inc.	466	21,553
Cooper Industries Ltd. - Class A	159	6,740
Copart Inc. (b)	635	25,952
Corporate Executive Board Co.	365	15,903
Corrections Corp. of America (b)	1,245	31,748
CoStar Group Inc. (b) (f)	146	7,001
CRA International Inc. (b) (f)	149	5,138
Crane Co.	522	21,371
CSX Corp.	332	20,899
Cubic Corp.	209	5,666
Cummins Inc.	180	11,277
Curtiss-Wright Corp.	326	15,482
Dai Nippon Printing Co. Ltd.	1,000	15,396
Daikin Industries Ltd.	300	14,944
Danaher Corp.	195	15,214
Davis Service Group Plc	791	7,438
Deere & Co.	368	30,938
Deluxe Corp.	929	19,751
Deutsche Post AG	638	19,806
Dollar Thrifty Automotive Group Inc. (b)	196	2,585
Donaldson Co. Inc.	733	31,915
Dover Corp.	177	8,756
DRS Technologies Inc.	378	23,602
DSV A/S (b)	430	10,543
Dun & Bradstreet Corp.	574	48,388
Dynamic Materials Corp.	88	4,139
DynCorp International Inc. (b) (f)	320	5,744
Eagle Bulk Shipping Inc.	303	8,917
East Japan Railway Co.	3	23,917
Eaton Corp.	169	14,845
EMCOR Group Inc. (b)	540	13,532
Emerson Electric Co.	913	47,713
Encore Wire Corp.	354	8,000
Energy Conversion Devices Inc. (b) (f)	502	16,360
EnergySolutions Inc.	318	6,948
EnerSys (b)	488	11,419
Ennis Inc.	319	5,404
EnPro Industries Inc. (b) (f)	235	8,531
Equifax Inc.	96	3,674
ESCO Technologies Inc. (b) (f)	240	11,174
Esterline Technologies Corp. (b)	226	12,579
European Aeronautic Defence & Space Co. NV	298	7,433
Evergreen Solar Inc. (b) (f)	1,030	8,848
Expeditors International Washington Inc.	273	12,719
Experian Group Ltd.	874	6,565
Exponent Inc. (b) (f)	270	9,110
Fanuc Ltd.	200	21,022
Fastenal Co. (f)	1,293	63,111

Federal Signal Corp.	637	8,842
FedEx Corp.	238	22,817
Finmeccanica SpA	258	8,949
First Solar Inc. (b)	39	11,388
Flowserve Corp.	587	72,841
Fluor Corp.	96	14,676
Fomento de Construcciones y Contratas SA	77	5,509
Force Protection Inc. (b)	597	1,785
Forward Air Corp.	260	8,863
Franklin Electric Co. Inc.	254	9,835
FreightCar America Inc.	138	5,299
FTI Consulting Inc. (b)	435	27,840
Fuel Tech Inc. (b) (f)	196	5,037
FuelCell Energy Inc. (b) (f)	839	7,408
G&K Services Inc. - Class A	201	6,338
Gamesa Corp. Tecnologica SA	284	13,713
GATX Corp.	444	19,536
GEA Group AG	196	7,183
Genco Shipping & Trading Ltd. (f)	154	10,418
GenCorp Inc. (b) (f)	504	4,319
General Cable Corp. (b) (f)	56	3,752
General Dynamics Corp.	395	35,716
General Electric Co.	8,853	289,493
Genesee & Wyoming Inc. - Class A (b)	299	10,668
Geo Group Inc. (b)	416	11,003
GeoEye Inc. (b)	302	6,955
Goodrich Corp.	171	11,654
Gorman-Rupp Co.	295	10,334
Graco Inc.	679	28,117
GrafTech International Ltd. (b)	1,121	22,028
Granite Construction Inc.	621	21,300
Greenbrier Cos. Inc.	298	6,780
Group 4 Securicor Plc	2,120	9,566
Grupo Ferrovial SA	80	6,456
Harsco Corp.	822	48,769
Hays Plc	2,503	5,568
Healthcare Services Group	404	6,165
Heartland Express Inc.	528	8,168
Heico Corp.	201	10,354
Heidrick & Struggles International Inc.	154	4,609
Herman Miller Inc.	1,071	24,986
Hexcel Corp. (b) (f)	674	15,084
HNI Corp. (f)	494	10,754
Honeywell International Inc.	641	38,075
Horizon Lines Inc. - Class A (f)	572	6,035
HUB Group Inc. - Class A (b)	291	9,513
Hubbell Inc. - Class B	541	24,199
Hudson Highland Group Inc. (b) (f)	468	4,151
Huron Consulting Group Inc. (b)	150	6,279
Hutchison Whampoa Ltd.	2,000	19,568

IDEX Corp.	932	34,195
IHS Inc. (b)	328	21,664
II-VI Inc. (b)	250	9,285
IKON Office Solutions Inc.	769	8,421
Illinois Tool Works Inc.	419	21,910
IMI Plc	802	7,166
Ingersoll-Rand Co. Ltd. - Class A	255	11,317
Insituform Technologies Inc. - Class A (b)	311	5,262
Insteel Industries Inc.	438	5,457
Interface Inc.	549	7,049
InterLine Brands Inc. (b)	347	6,714
Intertek Group Plc	478	9,181
Invensys Plc (b)	1,448	8,540
ITOCHU Corp.	1,000	10,434
ITT Corp.	253	16,192
Jacobs Engineering Group Inc. (b) (f)	162	13,985
JB Hunt Transport Services Inc. (f)	955	32,441
JetBlue Airways Corp. (b) (f)	3,860	19,454
Joy Global Inc.	1,049	77,888
Kadant Inc. (b)	252	6,572
Kajima Corp. (f)	2,000	6,693
Kaman Corp. - Class A	348	9,431
Kansas City Southern (b) (f)	899	40,527
Kawasaki Kisen Kaisha Ltd.	1,000	10,155
Kaydon Corp.	276	14,454
KBR Inc.	1,828	52,720
Keisei Electric Railway Co. Ltd.	1,000	5,491
Kelly Services Inc. - Class A	455	10,124
Kenexa Corp. (b)	235	4,110
Kennametal Inc.	836	29,068
Keppel Corp. Ltd.	1,000	7,610
Kforce Inc. (b)	420	3,457
Kimball International Inc. - Class B	498	5,114
Kingspan Group Plc	295	3,401
Kintetsu Corp. (f)	3,000	10,328
Knight Transportation Inc. (f)	468	7,951
Knoll Inc.	355	4,622
Komatsu Ltd.	1,000	30,293
Kone Oyj	220	8,606
Koninklijke Philips Electronics NV	982	36,912
Korn/Ferry International (b)	1,084	20,227
Kubota Corp.	1,000	7,001
Kuehne & Nagel International AG	107	11,474
L-3 Communications Holdings Inc.	113	12,594
Ladish Co. Inc. (b)	210	6,313
Layne Christensen Co. (b) (f)	169	7,211
LB Foster Co. (b)	177	5,682
LECG Corp. (b) (f)	443	4,603
Lincoln Electric Holdings Inc.	401	30,596
Lindsay Corp. (f)	239	24,885

Lockheed Martin Corp.	322	34,145
M&F Worldwide Corp. (b)	88	3,027
Macquarie Infrastructure Group	3,650	9,746
MAN AG	103	14,294
Manitowoc Co. Inc.	182	6,883
Manpower Inc.	857	57,530
Marubeni Corp. (f)	2,000	15,945
Masco Corp.	435	7,921
McGrath RentCorp	183	4,727
Meitec Corp. (f)	300	8,583
Metso Oyj	155	6,640
Middleby Corp. (b) (f)	150	9,413
Mine Safety Appliances Co. (f)	510	18,957
Mitsubishi Corp.	1,200	38,544
Mitsubishi Electric Corp.	2,000	20,426
Mitsubishi Heavy Industries Ltd. (f)	4,000	18,541
Mitsubishi Logistics Corp. (f)	1,000	13,608
Mitsui & Co. Ltd.	1,000	23,465
Mitsui OSK Lines Ltd.	1,000	13,762
Mobile Mini Inc. (b) (f)	290	6,163
Monster Worldwide Inc. (b)	167	4,063
Moog Inc. - Class A (b)	280	12,071
MSC Industrial Direct Co. - Class A	487	23,746
MTR Corp.	6,000	21,480
Mueller Industries Inc.	300	9,711
Mueller Water Products Inc.	1,011	8,139
NACCO Industries Inc. - Class A	46	4,135
National Express Group Plc	353	6,453
Navigant Consulting Inc. (b)	810	16,297
NCI Building Systems Inc. (b)	162	3,911
Nippon Express Co. Ltd.	1,000	5,520
Nippon Yusen KK	1,000	9,713
Nordic American Tanker Shipping Ltd. (f)	196	6,609
Nordson Corp.	661	39,019
Norfolk Southern Corp.	318	18,946
Northrop Grumman Corp.	277	20,379
Obayashi Corp.	1,000	4,837
Okumura Corp. (f)	2,000	9,867
Old Dominion Freight Line Inc. (b) (f)	324	9,947
On Assignment Inc. (b) (f)	664	4,668
Orbital Sciences Corp. (b)	423	11,383
Orkla ASA (f)	965	12,723
Oshkosh Truck Corp.	690	28,014
Paccar Inc.	321	15,190
Pacer International Inc.	311	5,772
Parker Hannifin Corp.	205	16,369
Pentair Inc.	956	35,209
PeopleSupport Inc. (b)	428	4,233
Perini Corp. (b)	253	9,154
PHH Corp. (b) (f)	412	8,088

Pitney Bowes Inc.	370	13,361
Power-One Inc. (b) (f)	1,071	3,202
Precision Castparts Corp.	133	15,635
Quanex Corp. (b)	330	5,610
Quanta Services Inc. (b) (f)	1,812	48,090
Raven Industries Inc.	186	5,699
Raytheon Co.	337	21,558
RBC Bearings Inc. (b)	272	10,872
Regal-Beloit Corp.	246	9,124
Rentokil Initial Plc	2,544	4,835
Republic Airways Holdings Inc. (b) (f)	265	4,468
Republic Services Inc. - Class A	1,572	49,974
Resources Connection Inc.	366	7,397
Robbins & Myers Inc.	340	13,552
Robert Half International Inc.	187	4,432
Rockwell Automation Inc.	144	7,809
Rockwell Collins Inc.	143	9,025
Rollins Inc.	853	13,588
Rolls-Royce Group Plc (b)	1,508	13,069
Roper Industries Inc.	895	55,597
RR Donnelley & Sons Co.	224	6,863
Rush Enterprises Inc. - Class A (b) (f)	297	4,788
Sacyr Vallehermoso SA (f)	131	4,615
Sandvik AB (f)	1,286	19,608
Sanwa Holdings Corp. (f)	1,000	4,154
Scania AB (f)	348	7,110
Schneider Electric SA (virt-x) (f)	239	29,083
School Specialty Inc. (b) (f)	208	6,124
Secom Co. Ltd.	200	9,309
SGS SA	7	9,813
Shimizu Corp. (f)	2,000	9,444
Siemens AG	754	88,223
Simpson Manufacturing Co. Inc. (f)	359	9,474
Singapore Airlines Ltd.	940	11,091
Skanska AB (f)	328	5,393
SKF AB - Class B (f)	722	13,151
SkyWest Inc.	514	9,781
SMC Corp.	100	11,617
Smiths Group Plc	538	10,306
Societe BIC SA (f)	112	5,733
Sojitz Corp.	1,500	5,770
Southwest Airlines Co.	782	10,354
Spherion Corp. (b)	746	3,685
SPX Corp.	517	63,591
Standard Parking Corp. (b)	406	8,701
Standex International Corp.	400	8,432
Stericycle Inc. (b)	820	43,772
Sulzer AG	70	9,134
Sumitomo Corp.	1,000	13,435
Sumitomo Electric Industries Ltd.	1,100	14,154

Sumitomo Heavy Industries Ltd.	1,000	8,415
Superior Essex Inc. (b) (f)	336	9,989
Taisei Corp. (f)	3,000	7,934
Taser International Inc. (b) (f)	451	3,364
Team Inc. (b)	264	7,849
Tecumseh Products Co. (b)	203	6,360
Teledyne Technologies Inc. (b)	260	15,270
Teleflex Inc.	387	21,320
TeleTech Holdings Inc. (b)	327	7,498
Tennant Co.	343	11,707
Terex Corp. (b) (f)	121	8,431
Tetra Tech Inc. (b) (f)	433	9,149
Textron Inc.	216	13,178
Thomas & Betts Corp. (b)	515	19,292
Timken Co.	887	32,065
Titan International Inc.	175	6,235
TNT NV	362	13,985
Toll Holdings Ltd.	597	4,467
Tomkins Plc	1,622	5,837
Toppan Printing Co. Ltd.	1,000	11,117
Trane Inc.	208	9,674
Transurban Group (f)	1,299	8,408
Travis Perkins Plc	201	3,848
Tredegar Corp.	345	5,637
Trinity Industries Inc. (f)	717	21,797
Triumph Group Inc.	149	8,772
TrueBlue Inc. (b)	432	5,499
Tyco Electronics Ltd.	379	14,178
Tyco International Ltd.	379	17,733
UAP Holding Corp.	359	13,969
Union Pacific Corp.	216	31,361
United Parcel Service Inc. - Class B	952	68,934
United Rentals Inc. (b)	575	10,833
United Stationers Inc. (b)	230	10,141
United Technologies Corp.	903	65,440
Universal Forest Products Inc. (f)	277	9,615
URS Corp. (b)	1,058	42,680
Vallourec (f)	30	8,133
Valmont Industries Inc. (f)	141	13,883
Vedior NV (f)	221	6,102
Vestas Wind Systems A/S (b)	185	20,058
Viad Corp.	192	6,040
Vinci SA (f)	374	27,436
Volt Information Sciences Inc. (b)	338	4,509
Wabash National Corp.	710	5,950
Wabtec Corp.	922	39,535
Walter Industries Inc.	553	38,356
Wartsila Oyj	101	6,878
Waste Connections Inc. (b)	514	16,484
Waste Management Inc.	445	16,065

Watsco Inc. (f)	218	9,891
Watson Wyatt Worldwide Inc.	420	24,620
Watts Water Technologies Inc. (f)	250	6,718
Werner Enterprises Inc.	918	17,855
Wesfarmers Ltd. (f)	804	28,371
West Japan Railway Co.	1	4,318
Wolseley Plc	601	6,010
Woodward Governor Co.	528	18,549
WW Grainger Inc.	112	9,712
Yamato Transport Co. Ltd.	1,000	14,589
YRC Worldwide Inc. (b) (f)	530	8,613
Zodiac SA (f)	116	6,182
		6,155,193
INFORMATION TECHNOLOGY - 9.9%
3Com Corp. (b)	6,313	15,088
Acacia Research Corp. (b) (f)	583	3,102
ACI Worldwide Inc. (b) (f)	609	13,459
Actel Corp. (b)	430	7,086
Activision Inc. (b)	2,876	77,796
Actuate Corp. (b)	1,062	4,322
Acxiom Corp.	628	7,429
Adaptec Inc. (b)	1,674	4,670
ADC Telecommunications Inc. (b)	1,245	17,455
Adobe Systems Inc. (b)	445	16,594
ADTRAN Inc.	1,060	25,080
Advanced Analogic Technologies Inc. (b) (f)	705	4,879
Advanced Energy Industries Inc. (b)	413	5,782
Advanced Micro Devices Inc. (b) (f)	1,039	6,192
Advantest Corp. (f)	200	5,491
Advent Software Inc. (b) (f)	333	13,273
Affiliated Computer Services Inc. - Class A (b)	119	6,303
Agilent Technologies Inc. (b)	330	9,969
Agilysis Inc.	466	5,107
Akamai Technologies Inc. (b)	208	7,440
Alcatel-Lucent (f)	1,777	11,894
Alliance Data Systems Corp. (b)	763	43,804
Altera Corp.	396	8,427
Amkor Technology Inc. (b)	835	7,974
Amphenol Corp. - Class A	1,747	80,676
Anadigics Inc. (b) (f)	744	8,303
Analog Devices Inc.	330	10,629
Anaren Inc. (b) (f)	439	5,913
Anixter International Inc. (b) (f)	238	13,559
Ansoft Corp. (b)	244	8,091
Ansys Inc. (b)	742	29,851
Apple Inc. (b)	797	138,638
Applied Materials Inc.	1,109	20,694
Applied Micro Circuits Corp. (b) (f)	547	4,792
Ariba Inc. (b) (f)	1,008	11,965
Arris Group Inc. (b) (f)	1,087	8,805

Arrow Electronics Inc. (b)	1,299	35,346
Art Technology Group Inc. (b) (f)	2,044	7,318
ASML Holding NV	390	11,052
Aspen Technology Inc. (b)	937	12,874
Atheros Communications Inc. (b)	586	15,599
Atmel Corp. (b)	5,233	19,467
ATMI Inc. (b) (f)	277	8,155
Autodesk Inc. (b)	195	7,410
Automatic Data Processing Inc.	466	20,597
Avid Technology Inc. (b) (f)	323	6,741
Avnet Inc. (b)	1,510	39,547
Avocent Corp. (b)	1,190	23,217
Axcelis Technologies Inc. (b)	1,338	7,225
Bankrate Inc. (b) (f)	206	10,761
BearingPoint Inc. (b) (f)	4,408	8,155
Benchmark Electronics Inc. (b)	471	8,374
Black Box Corp.	186	5,530
Blackbaud Inc.	314	7,376
Blackboard Inc. (b)	260	8,980
Blue Coat Systems Inc. (b) (f)	276	5,826
BMC Software Inc. (b)	229	7,960
Borland Software Corp. (b) (f)	1,434	2,538
Brightpoint Inc. (b)	580	5,313
Broadcom Corp. - Class A (b)	624	16,199
Broadridge Financial Solutions Inc.	1,442	26,850
Brocade Communications Systems Inc. (b)	688	4,926
Brooks Automation Inc. (b) (f)	555	5,750
CA Inc.	384	8,502
Cabot Microelectronics Corp. (b)	230	7,832
CACI International Inc. - Class A (b) (f)	233	11,678
Cadence Design Systems Inc. (b)	2,503	27,858
Canon Inc.	800	40,006
Cap Gemini SA (f)	124	7,448
Checkpoint Systems Inc. (b)	327	8,479
Chordiant Software Inc. (b)	443	2,020
Cirrus Logic Inc. (b)	1,134	8,108
Cisco Systems Inc. (b)	5,364	137,533
Citrix Systems Inc. (b)	288	9,432
CMGI Inc. (b)	757	10,469
CNET Networks Inc. (b) (f)	1,148	8,897
Cogent Inc. (b)	708	6,606
Cognex Corp.	411	10,357
Cognizant Technology Solutions Corp. (b)	208	6,708
Cohu Inc.	387	6,722
CommScope Inc. (b)	775	36,851
CommVault Systems Inc. (b)	380	4,674
Computer Sciences Corp. (b)	151	6,582
Comtech Group Inc. (b)	429	5,586
Comtech Telecommunications Corp. (b) (f)	205	7,940
Concur Technologies Inc. (b) (f)	274	9,080

Corning Inc.	1,492	39,851
Credence Systems Corp. (b)	1,500	1,560
Cree Inc. (b) (f)	898	23,348
CSG Systems International Inc. (b)	770	9,317
CTS Corp.	497	5,591
CyberSource Corp. (b) (f)	429	7,786
Cymer Inc. (b)	268	6,965
Cypress Semiconductor Corp. (b)	1,698	47,748
Daktronics Inc. (f)	261	3,860
Dassault Systemes SA	147	9,198
DealerTrack Holdings Inc. (b) (f)	243	4,675
Dell Inc. (b)	1,900	35,397
Diebold Inc.	596	23,363
Digi International Inc. (b)	525	4,326
Digital River Inc. (b)	746	24,506
Diodes Inc. (b)	330	8,923
DivX Inc. (b)	441	3,299
DSP Group Inc. (b)	528	6,933
DST Systems Inc. (b) (f)	529	31,655
DTS Inc. (b)	165	4,868
Dycom Industries Inc. (b)	784	11,274
Earthlink Inc. (b)	1,099	10,034
eBay Inc. (b)	920	28,787
Electro Scientific Industries Inc. (b)	387	6,351
Electronic Arts Inc. (b)	252	12,970
Electronic Data Systems Corp.	424	7,869
Electronics for Imaging Inc. (b)	453	6,532
Elpida Memory Inc. (b) (f)	100	3,645
EMC Corp. (b)	1,701	26,195
EMS Technologies Inc. (b)	266	6,879
Emulex Corp. (b) (f)	613	8,024
Entegris Inc. (b)	1,035	7,804
Epicor Software Corp. (b)	577	4,616
EPIQ Systems Inc. (b)	435	6,716
Equinix Inc. (b) (f)	366	33,094
Euronet Worldwide Inc. (b)	263	4,650
Exar Corp. (b) (f)	600	5,058
ExlService Holdings Inc. (b)	319	8,013
Extreme Networks (b)	1,862	5,642
F5 Networks Inc. (b)	872	19,733
Fair Isaac Corp.	557	13,797
Fairchild Semiconductor International Inc. (b)	1,108	14,448
FARO Technologies Inc. (b)	276	9,726
FEI Co. (b) (f)	296	6,474
Fidelity National Information Services Inc.	143	5,157
Finisar Corp. (b) (f)	2,415	3,260
Fiserv Inc. (b)	149	7,532
FLIR Systems Inc. (b) (f)	1,295	44,457
FormFactor Inc. (b)	325	6,263
Foundry Networks Inc. (b) (f)	2,915	37,108

Foxconn International Holdings Ltd. (b)	2,000	3,105
FUJIFILM Holdings Corp.	400	15,348
Fujitsu Ltd.	2,000	12,752
Gartner Inc. - Class A (b) (f)	1,232	28,237
Global Cash Access Inc. (b)	421	2,602
Global Payments Inc.	835	36,957
Google Inc. - Class A (b)	213	122,324
Harmonic Inc. (b) (f)	1,073	8,874
Harris Corp.	1,321	71,374
Harris Stratex Networks Inc. - Class A (b)	403	3,824
Heartland Payment Systems Inc.	237	5,190
Hewlett-Packard Co.	2,268	105,122
Hitachi Ltd. (f)	4,000	26,965
Hittite Microwave Corp. (b) (f)	159	6,312
Hoya Corp.	400	11,079
Hutchinson Technology Inc. (b) (f)	397	5,614
i2 Technologies Inc. (b) (f)	442	4,641
Ibiden Co. Ltd.	100	4,347
Imation Corp.	576	13,467
Immersion Corp. (b) (f)	468	5,284
Infineon Technologies AG (b)	621	5,760
Informatica Corp. (b)	639	10,198
InfoSpace Inc.	380	4,583
Ingram Micro Inc. - Class A (b)	1,246	21,194
Insight Enterprises Inc. (b)	413	4,981
Integrated Device Technology Inc. (b)	1,738	18,579
Intel Corp.	5,189	115,507
InterDigital Inc. (b) (f)	360	7,297
Intermec Inc. (b) (f)	378	7,983
Internap Network Services Corp. (b) (f)	393	1,890
International Business Machines Corp.	1,217	146,892
International Rectifier Corp. (b)	637	14,498
Internet Capital Group Inc. (b)	765	7,688
Intersil Corp.	1,254	33,507
Interwoven Inc. (b)	532	5,990
Intevac Inc. (b)	301	3,997
Intuit Inc. (b)	299	8,064
ION Geophysical Corp. (b)	572	9,112
Ipass Inc. (b) (f)	1,327	3,782
Itron Inc. (b) (f)	289	26,900
Ixia (b) (f)	813	5,764
j2 Global Communications Inc. (b)	359	7,683
Jabil Circuit Inc.	318	3,460
Jack Henry & Associates Inc.	1,574	41,365
JDA Software Group Inc. (b)	187	3,534
Juniper Networks Inc. (b)	441	12,180
Kemet Corp. (b) (f)	1,096	4,461
KLA-Tencor Corp.	185	8,081
Knot Inc. (b) (f)	297	3,487
Konica Minolta Holdings Inc.	500	7,482

Kulicke & Soffa Industries Inc. (b) (f)	929	6,122
Kyocera Corp.	200	18,387
L-1 Identity Solutions Inc. (b) (f)	516	7,436
Lam Research Corp. (b) (f)	1,245	50,846
Lattice Semiconductor Corp. (b)	1,532	5,193
Lawson Software Inc. (b)	1,055	8,429
Linear Technology Corp. (f)	328	11,467
Lionbridge Technologies Inc. (b)	1,970	5,812
Littelfuse Inc. (b)	186	6,837
LogicaCMG Plc	2,230	5,041
LoopNet Inc. (b) (f)	283	3,195
Loral Space & Communications Inc. (b)	139	3,001
LSI Logic Corp. (b)	881	5,462
Macrovision Corp. (b)	807	12,734
Magma Design Automation Inc. (b)	487	4,544
Manhattan Associates Inc. (b)	259	6,737
Mantech International Corp. - Class A (b)	212	10,127
Marchex Inc. - Class B (f)	583	6,022
MasTec Inc. (b)	440	3,604
Mattson Technology Inc. (b) (f)	837	4,059
MAXIMUS Inc.	159	6,029
McAfee Inc. (b)	1,602	53,267
MEMC Electronic Materials Inc. (b)	253	15,931
Mentor Graphics Corp. (b) (f)	1,948	19,616
MercadoLibre Inc. (b)	129	6,525
Mercury Computer Systems Inc. (b)	584	4,684
Metavante Technologies Inc. (b)	805	18,974
Methode Electronics Inc.	622	6,742
Micrel Inc.	836	8,210
Microchip Technology Inc. (f)	297	10,915
Micron Technology Inc. (b) (f)	622	4,802
Micros Systems Inc. (b)	786	28,021
Microsemi Corp. (b)	526	12,887
Microsoft Corp.	7,145	203,775
MicroStrategy Inc. - Class A (b)	68	6,034
MIPS Technologies Inc. - Class A (b)	1,483	6,733
MKS Instruments Inc. (b)	345	7,883
Molex Inc.	247	7,010
Monolithic Power Systems Inc. (b)	332	7,603
Motorola Inc.	1,865	18,575
Move Inc. (b) (f)	2,599	8,187
MPS Group Inc. (b)	2,289	24,561
MSC Software Corp. (b) (f)	504	6,139
MTS Systems Corp.	129	4,435
Murata Manufacturing Co. Ltd.	200	10,578
National Instruments Corp.	530	15,593
National Semiconductor Corp.	344	7,014
NCR Corp. (b)	1,731	42,635
NEC Corp.	2,000	9,444
Ness Technologies Inc. (b)	690	6,258

Net 1 UEPS Technologies Inc. (b)	369	8,649
NetApp Inc. (b)	283	6,849
NetGear Inc. (b) (f)	297	4,814
NetLogic Microsystems Inc. (b) (f)	211	6,919
NeuStar Inc. - Class A (b) (f)	647	17,799
Newport Corp. (b) (f)	518	5,962
Nidec Corp.	100	7,530
Nintendo Co. Ltd.	100	54,912
Nokia Oyj	3,355	100,866
Nomura Research Institute Ltd.	500	11,035
Novatel Wireless Inc. (b)	437	3,898
Nuance Communications Inc. (b) (f)	1,457	29,548
Nvidia Corp. (b)	388	7,973
Obic Co. Ltd.	40	7,374
Omniture Inc. (b)	273	6,230
Omnivision Technologies Inc. (b)	571	9,159
Omron Corp.	300	6,232
ON Semiconductor Corp. (b) (f)	2,611	19,504
Openwave Systems Inc.	2,960	6,334
Oplink Communications Inc. (b)	507	4,872
Oracle Corp. (b)	3,345	69,743
Packeteer Inc. (b)	574	4,047
Palm Inc. (f)	2,007	11,560
Parametric Technology Corp. (b)	2,159	37,631
Park Electrochemical Corp.	366	9,919
Paychex Inc.	303	11,020
Perficient Inc. (b)	475	4,361
Perot Systems Corp. (b)	684	10,698
Photronics Inc. (b) (f)	477	5,056
Plantronics Inc.	800	19,928
Plexus Corp. (b) (f)	337	8,118
PLX Technology Inc. (b)	208	1,795
PMC - Sierra Inc. (b) (f)	2,521	19,588
Polycom Inc. (b)	1,590	35,616
Powerwave Technologies Inc. (b) (f)	2,153	5,878
Progress Software Corp. (b)	324	9,795
QUALCOMM Inc.	1,440	62,194
Quality Systems Inc. (f)	178	5,717
Quantum Corp. (b)	3,362	5,884
Quest Software Inc. (b)	532	7,086
Rackable Systems Inc. (b)	680	7,480
Radiant Systems Inc. (b)	747	10,077
Radisys Corp. (b)	468	4,413
RealNetworks Inc. (b)	753	4,638
RF Micro Devices Inc. (b) (f)	6,040	20,355
Ricoh Co. Ltd.	1,000	17,243
Rofin-Sinar Technologies Inc. (b) (f)	258	9,825
Rogers Corp. (b)	141	4,504
Rohm Co. Ltd.	100	6,972
Rudolph Technologies Inc. (b)	490	4,978

S1 Corp. (b) (f)	399	2,697
SAIC Inc. (b)	1,579	30,001
SanDisk Corp. (b)	181	4,903
SAP AG (f)	702	35,133
Sapient Corp. (b) (f)	1,421	10,118
SAVVIS Inc. (b) (f)	226	3,311
ScanSource Inc. (b)	257	6,417
Secure Computing Corp. (b) (f)	1,189	7,871
Semtech Corp. (b) (f)	1,274	20,690
SI International Inc. (b)	243	5,574
Sigma Designs Inc. (b) (f)	306	5,471
Silicon Laboratories Inc. (b)	489	16,514
Silicon Storage Technology Inc. (b)	1,730	5,311
SiRF Technology Holdings Inc. (b)	370	2,187
Skyworks Solutions Inc. (b)	1,143	9,933
Smart Modular Technologies WWH Inc. (b)	505	3,045
Smith Micro Software Inc. (b) (f)	443	3,823
Sohu.com Inc. (b)	325	22,467
Solera Holdings Inc. (b)	347	8,956
Sonic Solutions Inc. (b) (f)	479	4,402
SonicWALL Inc. (b) (f)	926	7,121
Sonus Networks Inc. (b) (f)	1,779	7,134
Spansion Inc. (b)	654	2,158
SPSS Inc. (b)	134	5,660
SRA International Inc. - Class A (b)	1,017	26,717
Standard Microsystems Corp. (b) (f)	193	5,722
STMicroelectronics NV	648	7,475
Stratasys Inc. (b) (f)	185	3,596
Sun Microsystems Inc. (b)	700	10,962
Supertex Inc. (b) (f)	199	4,271
Sybase Inc. (b)	1,769	52,044
Sycamore Networks Inc. (b) (f)	2,074	6,678
Sykes Enterprises Inc. (b)	361	6,000
Symantec Corp. (b)	720	12,398
Synaptics Inc. (b) (f)	263	8,926
Synchronoss Technologies Inc. (b)	204	4,257
Synopsys Inc. (b)	1,526	35,266
Take-Two Interactive Software Inc. (b)	540	14,170
TDK Corp.	100	6,847
Tech Data Corp. (b)	521	17,511
Technitrol Inc.	326	6,846
Tekelec (b)	526	7,743
Telefonaktiebolaget LM Ericsson - Class B	11,913	30,092
Tellabs Inc. (b)	760	3,923
Teradata Corp. (b)	182	3,876
Tessera Technologies Inc. (b) (f)	331	6,699
Texas Instruments Inc.	1,155	33,680
THQ Inc. (b) (f)	456	9,704
TIBCO Software Inc. (b)	1,535	11,773
TiVo Inc. (b) (f)	1,523	12,534
TNS Inc. (b)	427	9,821
Tokyo Electron Ltd.	100	6,491
Toshiba Corp. (f)	2,000	16,579
Total System Services Inc.	181	4,309
Trident Microsystems Inc. (b)	1,232	5,348
TriQuint Semiconductor Inc. (b)	3,158	20,811
TTM Technologies Inc. (b)	688	9,157
Tyler Technologies Inc. (b)	555	8,031
Ultimate Software Group Inc. (b) (f)	232	7,607
Ultratech Inc. (b)	625	8,913
United Online Inc.	587	6,269
Universal Display Corp. (b) (f)	520	7,691
UTStarcom Inc. (b) (f)	1,807	5,874
ValueClick Inc. (b)	1,772	35,351
Varian Semiconductor Equipment Associates Inc. (b)	188	6,886
VASCO Data Security International (b) (f)	283	2,856
Veeco Instruments Inc. (b) (f)	416	7,833
VeriSign Inc. (b) (f)	324	11,680
ViaSat Inc. (b)	262	5,791
Vignette Corp. (b)	457	5,279
Vishay Intertechnology Inc. (b)	1,683	15,904
VistaPrint Ltd. (b) (f)	366	12,455
Vocus Inc. (b)	232	6,447
Websense Inc. (b)	361	7,021
Western Digital Corp. (b) (f)	2,259	65,488
Western Union Co.	611	14,053
Wind River Systems Inc. (b)	1,131	9,319
Wright Express Corp. (b) (f)	299	9,867
Xerox Corp.	789	11,022
Xilinx Inc.	328	8,125
X-Rite Inc. (b)	544	1,372
Yahoo! Inc. (b)	1,220	33,440
Yahoo! Japan Corp.	20	8,857
Zebra Technologies Corp. (b) (f)	702	25,799
Zoran Corp. (b)	535	7,041
		5,669,667

MATERIALS - 5.4%
A. Schulman Inc.	351	7,441
AbitibiBowater Inc. (f)	553	5,458
AEP Industries Inc. (b) (f)	146	4,122
Air Liquide (f)	192	28,790
Air Products & Chemicals Inc.	267	26,281
Airgas Inc.	831	39,996
AK Steel Holding Corp.	57	3,578
Akzo Nobel NV (f)	299	25,244
Albemarle Corp.	702	26,262
Alcoa Inc.	786	27,337
Allegheny Technologies Inc.	86	5,919
AMCOL International Corp.	281	8,346
Amcor Ltd.	1,723	10,973
Anglo American Plc	1,093	70,653
Apex Silver Mines Ltd. (b) (f)	426	4,281
AptarGroup Inc.	1,337	59,029
ArcelorMittal	818	71,762
Arch Chemicals Inc.	234	7,972
Asahi Kasei Corp.	2,000	11,329
Ashland Inc.	113	5,991
Ball Corp.	151	8,121
BASF AG (f)	450	63,976
Bayer AG (f)	608	51,482
BHP Billiton Ltd.	2,872	114,541
BHP Billiton Plc	2,041	72,832
Billerud AB	439	4,763
BlueScope Steel Ltd.	789	8,226
Boliden AB (f)	303	3,279
Boral Ltd. (f)	1,575	9,243
Brush Engineered Materials Inc. (b) (f)	231	7,163
Buckeye Technologies Inc. (b)	651	5,618
Cabot Corp.	601	17,525
Calgon Carbon Corp. (b) (f)	358	5,102
Carpenter Technology Corp.	498	25,537
Century Aluminum Co. (b)	291	20,163
CF Industries Holdings Inc.	983	131,427
Chemtura Corp.	2,186	15,127
Ciba Specialty Chemicals AG	167	5,544
Cleveland-Cliffs Inc.	479	76,832
Coeur d’Alene Mines Corp. (b) (f)	4,127	12,670
Commercial Metals Co.	1,056	32,884
Compass Minerals International Inc.	262	16,506
CRH Plc	430	16,443
Cytec Industries Inc.	406	23,958
Deltic Timber Corp.	106	5,592
Dow Chemical Co.	797	32,000
Eastman Chemical Co.	132	9,702
Ecolab Inc.	149	6,848
EI Du Pont de Nemours & Co.	781	38,199
Eurasian Natural Resources Corp. (b)	357	8,511
Ferro Corp.	919	16,156

Flotek Industries Inc. (b) (f)	210	3,931
FMC Corp.	704	44,197
Fortescue Metals Group Ltd. (b) (f)	1,313	9,180
Freeport-McMoRan Copper & Gold Inc.	338	38,448
General Moly Inc. (b) (f)	852	7,702
Gibraltar Industries Inc.	332	3,469
Givaudan SA	8	8,078
Glatfelter	562	8,200
Graphic Packaging Holding Co. (b) (f)	1,801	5,043
Grief Inc.	306	19,768
Haynes International Inc. (b)	85	5,325
HB Fuller Co.	455	10,501
Headwaters Inc. (b) (f)	389	4,446
Hecla Mining Co. (b) (f)	1,018	10,445
Hercules Inc.	947	17,804
Holcim Ltd. (f)	178	17,368
Holmen AB	235	7,484
Incitec Pivot Ltd. (f)	56	8,548
Innospec Inc.	336	6,851
International Paper Co.	505	13,216
James Hardie Industries NV	1,030	5,782
JFE Holdings Inc.	400	21,926
Johnson Matthey Plc	484	19,160
K+S AG	31	12,798
Kaiser Aluminum Corp.	110	7,549
Kobe Steel Ltd.	3,000	8,972
Koninklijke DSM NV	140	7,514
Koppers Holdings Inc.	191	9,252
Lafarge SA (f)	127	22,772
Linde AG	124	18,075
Louisiana-Pacific Corp. (f)	1,013	11,660
Lubrizol Corp.	738	43,040
Martin Marietta Materials Inc. (f)	408	44,627
MeadWestvaco Corp.	227	5,970
Mercer International Inc. (b) (f)	657	4,408
Minerals Technologies Inc.	328	22,219
Mitsubishi Chemical Holdings Corp.	1,000	6,636
Mondi Plc	271	2,148
Monsanto Co.	503	57,352
Neenah Paper Inc.	243	5,584
Newcrest Mining Ltd.	376	10,252
NewMarket Corp.	132	8,571
Newmont Mining Corp.	357	15,783
Nippon Steel Corp. (f)	5,000	28,081
Nitto Denko Corp.	200	8,290
Norsk Hydro ASA (f)	558	8,204
Nucor Corp.	241	18,196
Olin Corp.	1,309	26,403
OM Group Inc. (b)	204	11,171
Orica Ltd.	272	7,468

Outokumpu Oyj	146	6,903
Packaging Corp. of America	1,062	23,343
Pactiv Corp. (b)	219	5,210
PolyOne Corp. (b) (f)	1,040	7,675
PPG Industries Inc.	224	13,747
Praxair Inc.	399	36,433
Rautaruukki Oyj	196	9,215
Reliance Steel & Aluminum Co.	603	36,650
Rexam Plc	758	6,710
Rio Tinto Ltd. (f)	231	29,659
Rio Tinto Plc	858	100,020
Rock-Tenn Co. - Class A	288	9,772
Rockwood Holdings Inc. (b) (f)	309	11,405
Rohm & Haas Co. (f)	190	10,156
Royal Gold Inc.	217	6,139
RPM International Inc.	1,180	26,314
RTI International Metals Inc. (b)	165	6,796
Salzgitter AG	60	12,202
Schnitzer Steel Industries Inc. - Class A	196	17,248
Schweitzer-Mauduit International Inc.	291	6,440
Scotts Miracle-Gro Co.	515	17,067
Sensient Technologies Corp.	868	25,840
Shin-Etsu Chemical Co. Ltd.	300	18,522
Sigma-Aldrich Corp.	150	8,553
Silgan Holdings Inc.	178	9,484
Solvay SA	55	8,048
Sonoco Products Co.	976	32,159
Spartech Corp.	297	2,654
SSAB Svenskt Stal AB - Class B	400	11,902
Steel Dynamics Inc.	2,028	70,676
Stillwater Mining Co. (b)	625	8,863
Stora Enso Oyj - Class R	586	7,200
Sumitomo Chemical Co. Ltd.	2,000	12,983
Sumitomo Metal Industries Ltd.	4,000	16,810
Sumitomo Metal Mining Co. Ltd. (f)	1,000	18,185
Svenska Cellulosa AB	483	8,086
Syngenta AG	95	28,234
Temple-Inland Inc.	1,011	11,798
Terra Industries Inc. (b) (f)	1,686	63,832
Texas Industries Inc.	288	22,294
ThyssenKrupp AG	323	20,147
Tokuyama Corp. (f)	1,000	9,040
Toray Industries Inc. (f)	2,000	12,463
Umicore (b) (f)	161	8,558
United States Steel Corp.	107	16,473
UPM-Kymmene Oyj	485	9,301
Valspar Corp.	1,171	25,739
Voestalpine AG	151	11,531
Vulcan Materials Co. (f)	147	10,117
Wausau Paper Corp.	737	5,704

Weyerhaeuser Co.	173	11,051
Worthington Industries Inc. (f)	1,299	23,395
WR Grace & Co. (b)	479	12,147
Xstrata Plc	560	43,598
Yara International ASA (f)	150	10,875
Zep Inc.	138	2,044
Zinifex Ltd.	527	5,021
Zoltek Cos. Inc. (b) (f)	158	4,213
		3,073,245
TELECOMMUNICATION SERVICES - 2.0%
Alaska Communications Systems Group Inc. (f)	514	5,747
American Tower Corp. (b)	394	17,107
AT&T Inc.	5,319	205,898
Belgacom SA	225	10,331
Bouygues (f)	181	13,414
BT Group Plc	6,143	27,041
Cbeyond Inc. (b)	150	2,961
Cincinnati Bell Inc. (b)	3,949	18,323
Citizens Communications Co.	142	1,522
Cogent Communications Group Inc. (b) (f)	300	6,303
Consolidated Communications Holdings Inc.	373	5,334
Deutsche Telekom AG	2,199	39,338
Elisa Oyj	249	5,602
Embarq Corp.	148	6,152
FairPoint Communications Inc.	449	4,135
France Telecom SA (f)	1,521	47,593
General Communication Inc. - Class A (b)	496	3,080
Global Crossing Ltd. (b) (f)	354	5,919
Hellenic Telecommunications Organization SA	487	14,436
Iowa Telecommunications Services Inc.	396	6,859
iPCS Inc.	140	4,259
KDDI Corp.	2	12,810
Nippon Telegraph & Telephone Corp.	4	17,233
NTELOS Holdings Corp.	249	6,444
NTT DoCoMo Inc.	14	20,599
PAETEC Holding Corp. (b)	603	4,650
Portugal Telecom SGPS SA (f)	674	7,996
Premiere Global Services Inc. (b)	826	11,994
Qwest Communications International Inc. (f)	2,136	11,022
Royal KPN NV (f)	1,476	26,947
Rural Cellular Corp. - Class A (b)	161	7,155
Shenandoah Telecom Co. (f)	375	5,086
Singapore Telecommunications Ltd.	6,000	17,079
SoftBank Corp. (b) (f)	600	12,117
Sprint Nextel Corp.	2,242	17,914
SureWest Communications	283	3,937
Swisscom AG (f)	20	7,096
Syniverse Holdings Inc. (b)	365	5,734
Telecom Italia SpA - RNC (f)	5,962	9,705
Telecom Italia SpA (f)	9,186	19,211

Telefonica SA	3,720	106,894
Telekom Austria AG (f)	505	12,432
Telenor ASA (b) (f)	520	10,422
Telephone & Data Systems Inc.	1,008	38,606
TeliaSonera AB	1,662	14,767
Telstra Corp. Ltd.	2,450	10,541
Time Warner Telecom Inc. - Class A (b)	1,420	27,832
USA Mobility Inc. (b)	349	2,492
Verizon Communications Inc.	2,565	98,701
Vodafone Group Plc	44,226	139,960
Windstream Corp.	549	6,445
		1,145,175
UTILITIES - 3.9%
AES Corp. (b)	501	8,697
AGL Resources Inc.	699	23,766
Allegheny Energy Inc.	170	9,146
Allete Inc.	275	11,487
Alliant Energy Corp.	1,049	39,516
Ameren Corp.	177	8,029
American Electric Power Co. Inc.	353	15,754
American States Water Co.	218	7,634
Aqua America Inc.	1,344	24,770
Aquila Inc. (b)	5,959	21,452
Avista Corp.	418	8,582
Black Hills Corp.	778	30,350
California Water Service Group	193	7,469
CenterPoint Energy Inc.	390	5,936
Centrica Plc	2,771	16,111
CH Energy Group Inc.	227	8,027
Chubu Electric Power Co. Inc.	400	9,367
Cleco Corp.	499	11,981
CLP Holdings Ltd.	1,500	11,895
Consolidated Edison Inc.	213	8,861
Consolidated Water Co. Ltd.	245	5,807
Constellation Energy Group Inc.	184	15,576
Dominion Resources Inc.	600	26,034
DPL Inc.	1,048	29,166
DTE Energy Co.	155	6,248
Duke Energy Corp.	983	17,999
E.ON AG (f)	520	105,480
Edison International Inc.	309	16,121
El Paso Electric Co. (b)	381	8,599
Electric Power Development Co.	200	7,501
Electricite de France (f)	101	10,557
Empire District Electric Co.	316	6,582
Enel SpA	3,836	41,621
Energen Corp.	730	49,815
Energias de Portugal SA (b) (f)	1,719	10,846
Energy East Corp.	1,553	35,408
EnergySouth Inc.	123	6,648

Entergy Corp.	161	18,492
Equitable Resources Inc.	1,178	78,184
Exelon Corp.	563	48,125
FirstEnergy Corp.	259	19,591
Fortum Oyj	322	13,622
FPL Group Inc.	356	23,599
Gas Natural SDG SA	156	9,072
Gaz de France (f)	193	12,658
Great Plains Energy Inc.	984	25,230
Hawaiian Electric Industries Inc. (f)	974	23,951
Hong Kong & China Gas Co. Ltd.	3,300	9,655
Hongkong Electric Holdings Ltd.	1,000	6,275
Iberdrola Renovables (b) (f)	700	5,083
Iberdrola SA	3,132	45,638
IDACORP Inc.	723	23,454
Integrys Energy Group Inc.	320	15,325
International Power Plc	1,301	11,286
ITC Holdings Corp.	364	20,304
Kansai Electric Power Co. Inc.	400	9,521
Kyushu Electric Power Co. Inc.	300	6,809
Laclede Group Inc.	236	8,926
MDU Resources Group Inc.	1,974	56,989
MGE Energy Inc.	213	7,410
National Fuel Gas Co.	817	41,814
National Grid Plc	2,212	30,819
New Jersey Resources Corp.	328	10,447
Nicor Inc.	372	13,065
NiSource Inc.	368	6,587
Northeast Utilities	1,693	44,560
Northwest Natural Gas Co.	217	9,737
NorthWestern Corp.	458	11,368
NSTAR	1,118	36,011
OGE Energy Corp.	839	27,427
Oneok Inc.	973	46,821
Ormat Technologies Inc.	175	8,628
Osaka Gas Co. Ltd.	2,000	7,116
Otter Tail Corp.	410	15,203
Pepco Holdings Inc.	323	8,046
PG&E Corp.	287	11,480
Piedmont Natural Gas Co.	588	15,459
Pinnacle West Capital Corp.	154	5,227
PNM Resources Inc.	1,331	19,286
Portland General Electric Co.	286	6,864
PPL Corp.	316	15,174
Progress Energy Inc.	342	14,361
Public Service Enterprise Group Inc.	456	20,023
Puget Energy Inc.	1,253	34,094
Questar Corp.	188	11,662
Red Electrica de Espana SA	124	8,017
RWE AG	366	42,090

SCANA Corp.	1,303	51,377
Scottish & Southern Energy Plc	635	17,499
Sempra Energy	260	14,734
Severn Trent Plc	220	6,352
Sierra Pacific Resources	2,309	31,472
SJW Corp. (f)	201	6,043
South Jersey Industries Inc.	238	8,689
Southern Co.	701	26,098
Southwest Gas Corp.	389	11,230
Suez SA (f)	864	60,879
TECO Energy Inc.	453	7,252
Tohoku Electric Power Co. Inc.	300	6,808
Tokyo Electric Power Co. Inc.	800	20,349
Tokyo Gas Co. Ltd.	2,000	7,654
UIL Holdings Corp.	205	6,416
Union Fenosa SA	158	10,552
UniSource Energy Corp.	340	10,622
United Utilities Plc	720	10,214
Vectren Corp.	1,009	28,535
Veolia Environnement	254	18,296
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	146	11,290
Westar Energy Inc.	1,893	43,899
WGL Holdings Inc.	1,082	35,490
Wisconsin Energy Corp.	1,155	54,816
Xcel Energy Inc.	338	7,029
		2,223,018

Total Common Stocks (cost $45,142,031)		43,569,332

PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Porsche AG	60	10,978
Volkswagen AG	90	14,794
		25,772
FINANCIALS - 0.0%
SunTrust Capital VIII, 6.10%, 12/15/36	10,000	8,229

Total Preferred Stocks (cost $27,834)		34,001

RIGHTS - 0.0%
Banca Monte dei Paschi di Siena SpA (b)	1,462	1,023
FX Real Estate and Entertainment Inc. (b) (i)	67	-
UBS AG (b)	1,757	2,967
Wesfarmers Rights (b) (i)	992	990
Winthrop Rights (b) (i)	114	-

Total Rights (cost $1,752)		4,980

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.3%

AmeriCredit Automobile Receivables Trust, 5.21%, 10/06/11	42,320	$41,307
Banc of America Commercial Mortgage Inc., 5.96%, 05/10/45 (d)	75,000	70,922
Commercial Mortgage Pass-Through Certificates, 5.31%, 12/10/46	30,000	29,114
GMAC Commercial Mortgage Securities Inc., 6.96%, 09/15/35	99,876	104,052
GS Mortgage Securities Corp. II, 4.61%, 01/10/40	75,000	72,677
JPMorgan Chase Commercial Mortgage Securities Corp., 5.56%, 04/15/43	75,000	74,103
LB-UBS Commercial Mortgage Trust, 5.42%, 02/15/40	20,000	19,416
Merrill Lynch Mortgage Trust, 4.75%, 06/12/43	75,000	72,457
Morgan Stanley Capital I, 5.64%, 03/12/44 (d)	100,000	86,962
Wachovia Bank Commercial Mortgage Trust
5.50%, 10/15/48	75,000	74,937
5.93%, 06/15/49 (d)	50,000	49,546
WFS Financial Owner Trust, 3.87%, 08/17/12	50,000	50,077

Total Non-U.S. Government Agency Asset-Backed Securities (cost $768,305)		745,570

CORPORATE BONDS AND NOTES - 4.3%
CONSUMER DISCRETIONARY - 0.3%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	35,000	39,206
Comcast Corp.
5.50%, 03/15/11	10,000	10,068
6.45%, 03/15/37	2,000	1,990
Home Depot Inc., 5.20%, 03/01/11	25,000	24,864
News America Inc., 6.20%, 12/15/34	12,000	11,649
Target Corp., 6.35%, 01/15/11	30,000	31,462
Time Warner Entertainment Co., 8.38%, 07/15/33	10,000	11,641
Time Warner Inc.,
6.75%, 04/15/11	25,000	25,674
7.70%, 05/01/32	3,000	3,249
Viacom Inc., 6.25%, 04/30/16	13,000	13,137
Yum! Brands Inc., 8.88%, 04/15/11	15,000	16,508
		189,448
CONSUMER STAPLES - 0.2%
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	16,000	19,688
CVS Caremark Corp., 6.25%, 06/01/27	12,000	11,894
Kellogg Co., 7.45%, 04/01/31	10,000	11,504
Kraft Foods Inc., 6.88%, 02/01/38	10,000	10,366
Kroger Co., 5.50%, 02/01/13	15,000	15,286
Pepsi Bottling Group Inc., 7.00%, 03/01/29	10,000	11,386
Safeway Inc., 5.80%, 08/15/12	14,000	14,519
Wal-Mart Stores Inc., 4.13%, 07/01/10	50,000	50,614
		145,257
ENERGY - 0.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	10,000	10,284
Apache Corp., 6.00%, 01/15/37	10,000	10,054
Canadian Natural Resources Ltd., 5.70%, 05/15/17	10,000	10,027
ConocoPhillips Holding Co., 6.95%, 04/15/29	8,000	9,160
Devon Financing Corp. ULC, 7.88%, 09/30/31	10,000	12,167
EnCana Holdings Finance Corp., 5.80%, 05/01/14	20,000	20,589
Enterprise Products Operating LP, 5.60%, 10/15/14	10,000	9,897

Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	15,000	14,649
Marathon Oil Corp., 6.00%, 10/01/17	10,000	10,186
Southern Natural Gas Co., 5.90%, 04/01/17 (g)	10,000	9,958
Spectra Energy Capital LLC, 8.00%, 10/01/19	10,000	11,066
Texas Eastern Transmission Corp., 7.00%, 07/15/32	9,000	9,353
TransCanada Pipelines Ltd., 6.20%, 10/15/37	10,000	9,607
Transocean Inc., 6.80%, 03/15/38	5,000	5,319
Valero Energy Corp., 6.13%, 06/15/17	10,000	10,088
XTO Energy Inc., 6.25%, 08/01/17	10,000	10,470
		172,874
FINANCIALS - 2.0%
Abbey National Plc, 7.95%, 10/26/29	10,000	10,835
Allstate Corp., 5.55%, 05/09/35	10,000	8,809
American Express Bank, 6.15%, 08/28/17	20,000	20,210
American General Finance Corp., 5.38%, 10/01/12	25,000	24,251
American International Group Inc., 4.25%, 05/15/13 (j)	15,000	14,541
Asian Development Bank, 4.25%, 10/20/14	8,000	8,224
AXA SA, 8.60%, 12/15/30	10,000	11,128
Axis Capital Holdings Ltd., 5.75%, 12/01/14	5,000	4,799
Bank of America Corp.
5.63%, 10/14/16	50,000	50,700
5.75%, 12/01/17	5,000	5,094
Bear Stearns Cos. Inc.
4.50%, 10/28/10	25,000	24,371
6.40%, 10/02/17	5,000	5,158
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	50,000	50,464
4.85%, 01/15/15	8,000	8,061
Boston Properties LP, 6.25%, 01/15/13	8,000	8,249
Capital One Financial Corp.
6.15%, 09/01/16	17,000	15,412
6.75%, 09/15/17	15,000	14,919
Citigroup Inc., 6.63%, 06/15/32	50,000	48,792
Credit Suisse USA Inc., 6.13%, 11/15/11	50,000	52,049
Deutsche Bank AG London, 6.00%, 09/01/17	10,000	10,464
ERP Operating LP, 6.63%, 03/15/12	10,000	10,152
European Investment Bank, 3.38%, 06/12/13	50,000	49,778
General Electric Capital Corp.,
5.63%, 10/20/16	50,000	50,734
6.38%, 11/15/67	20,000	20,019
Goldman Sachs Group Inc., 6.13%, 02/15/33	50,000	47,173
HSBC Finance Corp, 6.38%, 10/15/11	50,000	51,799
International Bank for Reconstruction & Development, 3.63%, 05/21/13	50,000	50,445
iStar Financial Inc., 5.95%, 10/15/13	10,000	8,700
Jefferies Group Inc., 6.25%, 01/15/36	5,000	3,777
JPMorgan Chase & Co., 5.15%, 10/01/15	50,000	49,977
KFW International Finance Inc., 4.75%, 05/15/12	12,000	12,533
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	50,000	52,599
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	50,000	49,179

6.88%, 07/17/37	9,000	8,344
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	10,000	9,927
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	25,000	24,974
MetLife Inc., 6.40%, 12/15/36	12,000	10,800
Morgan Stanley, 4.75%, 04/01/14	50,000	46,919
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	50,000	53,704
ORIX Corp., 5.48%, 11/22/11	10,000	9,696
ProLogis Trust, 5.63%, 11/15/16	10,000	9,307
Royal Bank of Canada, 5.65%, 07/20/11	17,000	17,823
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	15,000	14,500
Travelers Cos. Inc., 6.25%, 03/15/37	10,000	8,753
Wachovia Corp.
5.25%, 08/01/14	25,000	24,742
5.63%, 10/15/16	5,000	4,784
Wells Fargo & Co.
4.88%, 01/12/11	50,000	50,707
5.63%, 12/11/17	5,000	5,153
		1,153,528
HEALTH CARE - 0.4%
Abbott Laboratories, 5.60%, 05/15/11	50,000	52,484
Aetna Inc., 6.63%, 06/15/36	8,000	7,734
Amgen Inc., 5.85%, 06/01/17	16,000	16,111
AstraZeneca Plc, 6.45%, 09/15/37	10,000	10,805
Bristol-Myers Squibb Co., 5.88%, 11/15/36	10,000	9,817
Cardinal Health Inc., 5.85%, 12/15/17	10,000	9,992
Eli Lilly & Co., 6.00%, 03/15/12	15,000	16,016
Merck & Co. Inc., 4.75%, 03/01/15	50,000	49,680
UnitedHealth Group Inc.
4.88%, 02/15/13	10,000	9,550
5.80%, 03/15/36	5,000	4,193
WellPoint Inc., 5.00%, 01/15/11	15,000	14,878
Wyeth, 5.95%, 04/01/37	10,000	9,904
		211,164
INDUSTRIALS - 0.2%
Caterpillar Inc., 6.05%, 08/15/36	10,000	10,094
CSX Corp., 6.25%, 03/15/18	10,000	9,992
Emerson Electric Co., 7.13%, 08/15/10	10,000	10,680
Honeywell International Inc., 7.50%, 03/01/10	20,000	21,301
Lockheed Martin Corp., 6.15%, 09/01/36	10,000	10,216
Union Pacific Corp., 4.45%, 01/31/13	10,000	10,066
United Technologies Corp., 4.88%, 05/01/15	15,000	15,119
Waste Management Inc., 7.38%, 08/01/10	10,000	10,579
		98,047
INFORMATION TECHNOLOGY - 0.1%
Unilever Capital Corp., 5.90%, 11/15/32	10,000	10,011
Western Union Co., 5.40%, 11/17/11	10,000	9,996
Xerox Corp., 5.50%, 05/15/12	14,000	14,005
		34,012
MATERIALS - 0.1%
CRH America Inc., 6.00%, 09/30/16	8,000	7,517

Rohm & Haas Co., 6.00%, 09/15/17	10,000	10,171
Vale Overseas Ltd., 6.88%, 11/21/36	10,000	10,121
Weyerhaeuser Co.
6.75%, 03/15/12	10,000	10,461
7.38%, 03/15/32	3,000	3,012
		41,282
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc.
5.10%, 09/15/14	25,000	25,078
5.63%, 06/15/16	5,000	5,069
BellSouth Corp., 6.00%, 11/15/34	15,000	14,273
British Telecommunications Plc, 8.88%, 12/15/30 (k)	12,000	15,395
Deutsche Telekom International Finance BV, 8.00%, 06/15/10 (k)	25,000	26,781
Embarq Corp.
7.08%, 06/01/16	4,000	3,969
8.00%, 06/01/36	5,000	4,925
France Telecom SA, 8.50%, 03/01/31	10,000	12,889
Sprint Capital Corp., 8.38%, 03/15/12	30,000	28,575
Telecom Italia Capital SA, 6.00%, 09/30/34	10,000	8,933
Telefonica Europe BV, 7.75%, 09/15/10	20,000	21,451
Verizon Global Funding Corp., 7.38%, 09/01/12	50,000	54,885
Vodafone Group Plc, 5.00%, 12/16/13	28,000	27,944
		250,167
UTILITIES - 0.3%
Consolidated Edison Inc. of New York, 5.50%, 09/15/16	18,000	18,045
Constellation Energy Group Inc., 4.55%, 06/15/15 (f)	9,000	8,199
Dominion Resources Inc., 5.15%, 07/15/15	15,000	14,768
Duke Energy Ohio Inc., 5.70%, 09/15/12	15,000	15,471
Exelon Corp., 4.90%, 06/15/15	5,000	4,682
Exelon Generation Co. LLC, 6.20%, 10/01/17	15,000	14,935
FirstEnergy Corp.
6.45%, 11/15/11	15,000	15,577
7.38%, 11/15/31	4,000	4,419
Florida Power & Light Co., 5.63%, 04/01/34	5,000	4,856
Hydro Quebec, 8.00%, 02/01/13	12,000	14,098
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	10,000	10,426
NiSource Finance Corp., 5.45%, 09/15/20	5,000	4,465
Northern States Power Co., 6.25%, 06/01/36	9,000	9,327
Ohio Power Co., 6.00%, 06/01/16	19,000	19,289
Union Electric Co., 6.40%, 06/15/17	14,000	14,327
		172,884

Total Corporate Bonds and Notes (cost $2,490,197)		2,468,663

GOVERNMENT AND AGENCY OBLIGATIONS - 14.1%
GOVERNMENT SECURITIES - 4.3%
Sovereign - 0.2%
Mexico Government International Bond, 5.63%, 01/15/17 (f)	50,000	52,550
Poland Government Bond, 5.25%, 01/15/14	20,000	21,015
Province of Manitoba, Canada, 4.90%, 12/06/16	5,000	5,198

Province of Quebec, Canada, 5.13%, 11/14/16	50,000	52,804
		131,567
U.S. Treasury Securities - 4.1%
U.S. Treasury Bond
11.25%, 02/15/15 (f)	74,000	109,370
9.13%, 05/15/18 (f)	4,000	5,729
8.88%, 02/15/19 (f)	90,000	127,737
8.75%, 08/15/20 (f)	75,000	107,373
7.88%, 02/15/21	40,000	54,094
8.00%, 11/15/21	35,000	48,139
6.25%, 08/15/23 (f)	75,000	90,264
6.63%, 02/15/27 (f)	75,000	95,139
6.13%, 11/15/27 (f)	40,000	48,425
6.13%, 08/15/29 (f)	40,000	48,756
5.38%, 02/15/31 (f)	44,000	49,503
4.50%, 02/15/36 (f)	48,000	48,083
4.38%, 02/15/38 (f)	25,000	24,514
U.S. Treasury Note
4.88%, 05/31/09 (f)	140,000	144,288
3.50%, 11/15/09	30,000	30,614
3.13%, 11/30/09 (f)	76,000	77,116
3.50%, 02/15/10	305,000	311,863
5.75%, 08/15/10 (f)	40,000	43,075
4.50%, 02/28/11 (f)	109,000	115,157
4.88%, 07/31/11 (f)	85,000	91,030
4.63%, 02/29/12 (f)	100,000	106,617
4.50%, 04/30/12	52,000	55,205
4.25%, 09/30/12 (f)	15,000	15,789
4.00%, 11/15/12 (f)	10,000	10,466
3.88%, 02/15/13 (f)	10,000	10,387
3.63%, 05/15/13 (f)	32,000	32,887
4.00%, 02/15/14 (f)	18,000	18,807
4.25%, 08/15/14 (f)	98,000	103,666
4.00%, 02/15/15 (f)	100,000	104,047
5.13%, 05/15/16 (f)	35,000	38,749
4.63%, 11/15/16 (f)	160,000	171,475
		2,338,364
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.8%
Federal Home Loan Bank - 0.9%
Federal Home Loan Bank
5.00%, 09/18/09 (f)	190,000	195,487
4.38%, 09/17/10 (f)	120,000	124,078
5.25%, 10/06/11	50,000	50,556
4.88%, 11/18/11 (f)	65,000	68,642
4.50%, 09/16/13	50,000	51,908
		490,671
Federal Home Loan Mortgage Corp. - 1.9%
Federal Home Loan Mortgage Corp.
5.00%, 06/11/09 (f)	170,000	174,152
6.63%, 09/15/09 (f)	75,000	78,764

5.25%, 04/18/16 (f)	100,000	107,155
6.00%, 11/01/22	63,616	65,582
6.25%, 07/15/32 (f)	20,000	23,705
6.00%, 05/01/35, TBA (c)	220,000	225,019
6.50%, 05/01/35, TBA (c)	40,000	41,425
6.00%, 06/01/35	68,454	70,371
4.40%, 12/01/35 (d)	45,664	45,745
6.50%, 03/01/37	87,912	91,143
5.50%, 11/01/37	189,355	190,751
		1,113,812
Federal National Mortgage Association - 6.3%
Federal National Mortgage Association
4.75%, 11/19/12 (f)	30,000	31,518
6.13%, 07/17/13 (f)	100,000	100,713
4.13%, 04/15/14 (f)	40,000	40,748
4.38%, 10/15/15 (f)	17,000	17,302
5.00%, 02/13/17 (f)	30,000	31,549
5.00%, 06/01/18	11,334	11,453
4.50%, 10/01/18	218,052	216,932
5.00%, 07/01/19	198,437	200,270
5.50%, 10/01/19	229,181	234,306
5.00%, 12/01/26	225,638	224,313
6.63%, 11/15/30 (f)	55,000	67,427
6.00%, 11/01/32	20,811	21,404
6.00%, 11/01/32	8,064	8,294
6.00%, 03/01/33	30,738	31,613
5.00%, 06/01/33	585,853	577,457
5.50%, 06/01/33	471,752	475,966
6.00%, 09/01/33	33,203	34,107
6.00%, 02/01/34	88,066	90,685
6.00%, 03/01/34	24,021	24,637
5.00%, 06/01/34	89,027	87,695
4.44%, 08/01/34 (d)	54,907	55,274
6.00%, 08/01/34	9,918	10,189
5.50%, 12/01/34	246,610	248,659
5.00%, 05/01/36, TBA (c)	128,000	125,720
5.59%, 07/01/36 (d)	128,452	131,747
7.00%, 09/01/36	37,127	39,069
6.00%, 02/01/37	197,206	201,794
5.84%, 04/01/37 (d)	62,959	64,088
6.00%, 04/01/37	138,812	142,042
5.50%, 06/01/37	38,116	38,365
5.24%, 01/01/38 (d)	47,065	47,768
		3,633,104
Government National Mortgage Association - 0.7%
Government National Mortgage Association
5.50%, 11/15/35	208,530	211,714
6.00%, 11/15/36	36,531	37,599
6.50%, 12/15/37	131,838	136,952
		386,265

Total Government and Agency Obligations (cost $7,946,614)		8,093,783

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 4.1%
JNL Money Market Fund, 2.51% (a) (e)	2,383,231	2,383,231

Securities Lending Collateral - 19.5%
Mellon GSL Delaware Business Trust Collateral Fund, 2.86% (a) (e)	11,339,350	11,211,215

U.S. Treasury Securities - 0.8%
U.S. Treasury Bill, 1.97%, 06/19/08 (h)	$450,000	449,315

Total Short Term Investments (cost $14,172,085)		14,043,761

Total Investments - 120.1% (cost $70,548,818)		68,960,090
Other Assets and Liabilities, Net - (20.1%)		-11,540,590
Total Net Assets - 100%		$57,419,500

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments
April 30, 2008

(a)	Investment in affiliate.
(b)	Non-income producing security.
(c)	Investment purchased on a when-issued basis. As of April 30, 2008, the total cost of investments purchased on a when-issued basis for the Jackson Perspective Index 5 Fund is $391,910.
(d)	Variable rate security. Rate stated is in effect as of April 30, 2008.
(e)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2008.
(f)	All or portion of the security has been loaned.
(g)	Rule 144A liquid security, Section 4(2) provides an exemption from the registration requirements of the Securities Act of 1933, as amended, for resale of these types of securities to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of April 30, 2008 the value of 144A securities in Jackson Perspective Index 5 Fund is $9,958.
(h)	All or a portion of the security pledged as collateral for open futures contracts.
(i)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.
(j)	Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of April 30, 2008.
(k)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

Abbreviations:
ADR - American Depository Receipt
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
TBA - To Be Announced
USD - United States Dollar
RNC - Risparmio Non-Convertible Saving Shares
virt-x - a cross-border Recognised Investment Exchange

Investments in affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of other affiliated investments. The Jackson Perspective Index 5 Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company, and Bank of New York Mellon Corp., the parent company of the Fund's sub-adviser.
Transactions for the period ended April 30, 2008 are shown below:

	Value			Dividend	Value
	Beginning		Sales	Income	End
Affiliate	of Period	Purchases	Proceeds	Received	of Period
Bank of New York Mellon Corp.	$ 44,492	$ 4,639	$ -	$ 442	$ 44,401
Prudential plc	30,390	-	-	-	25,387

Summary of Open Forward Foreign Currency Contracts:
Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)

Jackson Perspective Index 5 Fund
EUR/USD	6/18/08	190,100	EUR	$ 296,156	$ 3,193
EUR/USD	6/18/08	190,100	EUR	296,156	3,193
EUR/USD	6/18/08	36,700	EUR	57,175	(13)
EUR/USD	6/18/08	37,500	EUR	58,421	(248)
GBP/USD	6/18/08	64,200	GBP	127,212	(1,727)
GBP/USD	6/18/08	60,400	GBP	119,683	583
JPY/USD	6/18/08	18,000,500	JPY	173,637	(3,064)
USD/EUR	6/18/08	(190,100)	EUR	(296,156)	(3,193)
				$ 832,284	$ (1,276)

Schedule of Open Futures Contracts:
	Contracts		Unrealized
	Long/		Appreciation/
	(Short)		(Depreciation)
Jackson Perspective Index 5 Fund
Dow Jones Euro Stoxx 50 Index Future	6	EUR	$ 19,831
Expiration June 2008
FTSE 100 Index Future	2	GBP	12,529
Expiration June 2008
Russell 2000 Mini Index Future	8	USD	29,158
Expiration June 2008
S&P 500 E-Mini Index Future	9	USD	25,325
Expiration June 2008
S&P MidCap 400 E-Mini Index Future	7	USD	41,541
Expiration June 2008
Topix Index Future	1	JPY	12,118
Expiration June 2008			$ 140,502

Jackson FundsSM (Unaudited)
Notes to the Schedules of Investments (continued)
April 30, 2008

Summary of Investments by Sector (as a percentage of total investments):

Jackson
Perspective
Index 5
Sector	Fund
Consumer Discretionary	7.4%
Consumer Staples	4.1
Energy	6.8
Financials	14.1
Health Care	6.9
Industrials	9.0
Information Technology	8.2
Materials	4.5
Telecommunication Services	2.1
Utilities	3.5
Government Securities	3.6
Non-U.S. Government Agency
Asset-Backed Securities	1.1
U.S. Government Agency
Mortgage-Backed Securities	8.2
Mutual Funds	3.5
Other Short Term Securities	17.0
Total	100.0%

Summary of Investments by Country (as a percentage of total investments):
Jackson
Perspective
Index 5
Country	Fund
Australia	1.1%
Austria	0.1
Belgium	0.3
Bermuda	0.2
Canada	0.2
Denmark	0.2
Finland	0.3
France	1.6
Germany	1.6
Greece	0.1
Hong Kong	0.4
Ireland	0.1
Italy	0.6
Japan	3.4
Luxembourg	0.2
Mexico	0.1
Netherlands	0.7
Norway	0.2
Singapore	0.2
Spain	0.7
Sweden	0.4
Switzerland	1.2
United Kingdom	3.3
United States**	82.8
Total	100.0%

** United States securities include money market funds and the securities lending pool.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	July 1, 2008

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	July 1, 2008

EXHIBIT LIST

Exhibit 12(a)(1)	Not applicable.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(a)(3)	Not applicable.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.